Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MFG
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	24,048,165,727

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Cash and due from banks	¥ 1,216,627	¥ 1,884,531
Interest-bearing deposits in other banks	6,146,850	8,239,661
Call loans and funds sold	249,032	382,279
Receivables under resale agreements	7,122,371	7,467,557
Receivables under securities borrowing transactions	6,406,410	6,541,512
Trading account assets	30,945,553	28,105,899
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,713,538 million in 2011 and ¥4,282,265 million in 2012)	41,258,976	38,548,941
Held-to-maturity securities	1,801,615	1,202,123
Other investments	982,889	952,576
Loans (Notes 5, 6, 9 and 29)	65,989,062	64,689,814
Allowance for loan losses	(682,692)	(734,530)
Loans, net of allowance	65,306,370	63,955,284
Premises and equipment-net (Note 7)	1,104,869	1,114,204
Due from customers on acceptances	77,326	73,909
Accrued income	246,164	237,791
Goodwill (Note 8)	5,635	7,610
Intangible assets (Notes 3 and 8)	70,300	75,767
Deferred tax assets (Note 20)	836,731	854,477
Other	2,583,915	2,341,549
Total	166,361,633	161,985,670
Domestic:
Noninterest-bearing deposits	11,357,317	12,231,712
Interest-bearing deposits	68,669,820	67,631,781
Foreign:
Noninterest-bearing deposits	611,532	580,956
Interest-bearing deposits	10,595,711	8,771,178
Debentures (Note 11)		740,933
Due to trust accounts (Note 12)	559,734	629,396
Call money and funds purchased	5,668,929	5,095,412
Payables under repurchase agreements	12,173,398	11,498,128
Payables under securities lending transactions	7,840,571	5,607,534
Commercial paper	212,732	202,256
Other short-term borrowings	13,737,238	14,948,691
Trading account liabilities	16,977,390	16,696,406
Bank acceptances outstanding	77,326	73,909
Income taxes payable (Note 20)	33,587	15,992
Deferred tax liabilities (Note 20)	15,853	12,860
Accrued expenses	176,891	180,785
Long-term debt	8,461,818	8,953,496
Other	4,544,762	4,078,889
Total	161,714,609	157,950,314
Commitments and contingencies (Note 24)
MHFG shareholders' equity:
Preferred stock (Note 15)	410,368	453,576
Common stock (Note 16)-no par value, authorized 24,115,759,000 shares in 2011, and 48,000,000,000 shares in 2012, and issued 21,782,185,320 shares in 2011, and 24,048,165,727 shares in 2012	5,427,992	5,164,160
Accumulated deficit	(1,606,108)	(2,046,024)
Accumulated other comprehensive income, net of tax	245,588	104,972
Less: Treasury stock, at cost-Common stock 5,656,647 shares in 2011, and 37,046,418 shares in 2012	(7,074)	(3,197)
Total MHFG shareholders' equity	4,470,766	3,673,487
Noncontrolling interests (Note 25)	176,258	361,869
Total equity	4,647,024	4,035,356
Total	166,361,633	161,985,670
consolidated VIEs
Assets:
Cash and due from banks	13,432	3,731
Interest-bearing deposits in other banks	24,238	41,603
Trading account assets	867,796	738,888
Investments:
Investments	195,631	271,559
Loans, net of allowance	2,444,931	2,411,836
Other	191,098	82,797
Total	3,737,126	3,550,414
Foreign:
Commercial paper	212,732	172,256
Other short-term borrowings	1,213	1,285
Trading account liabilities	3,563	11,573
Long-term debt	180,441	247,233
Other	879,638	833,094
Total	¥ 1,277,587	¥ 1,265,441

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 8,647,283	¥ 6,488,316
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	4,282,265	2,713,538
Long-term debt, liabilities accounted for at fair value	¥ 460,825	¥ 441,425
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	24,115,759,000
Common stock, issued	24,048,165,727	21,782,185,320
Treasury stock, shares	37,046,418	5,656,647

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Interest and dividend income:
Loans, including fees (Note 5)	¥ 936,574		¥ 945,784		¥ 1,093,463
Investments:
Interest	170,651		174,538		203,744
Dividends	71,579		73,573		74,226
Trading account assets	193,288		203,817		204,088
Call loans and funds sold	6,601		4,960		3,432
Receivables under resale agreements and securities borrowing transactions	39,684		48,903		44,147
Deposits	18,709		8,609		9,182
Total interest and dividend income	1,437,086		1,460,184		1,632,282
Interest expense:
Deposits	131,140		134,495		195,543
Debentures	385		6,533		11,960
Trading account liabilities	28,436		31,370		30,743
Call money and funds purchased	8,604		8,522		10,948
Payables under repurchase agreements and securities lending transactions	47,114		62,622		46,104
Other short-term borrowings	20,481		14,499		24,958
Long-term debt	179,799		190,816		207,903
Total interest expense	415,959		448,857		528,159
Net interest income	1,021,127		1,011,327		1,104,123
Provision (credit) for loan losses (Notes 5 and 6)	(23,044)		647		222,102
Net interest income after provision (credit) for loan losses	1,044,171		1,010,680		882,021
Noninterest income:
Fees and commissions (Note 27)	575,413		582,100		586,408
Foreign exchange gains (losses)-net (Note 28)	98,054	[1]	55,998	[1]	(1,311)	[1]
Trading account gains (losses)-net (Note 28)	333,315		206,016		421,593
Investment gains (losses)-net (Note 4)	(32,991)		70,468		66,763
Gains on disposal of premises and equipment	19,924		13,537		27,543
Other noninterest income (Notes 3, 23 and 31)	96,420		108,413		229,851
Total noninterest income	1,090,135		1,036,532		1,330,847
Noninterest expenses:
Salaries and employee benefits (Note 21)	587,332		552,348		592,520
General and administrative expenses	477,512		500,369		496,987
Impairment of goodwill (Note 8)	5,637		9,379
Occupancy expenses	174,788		169,916		172,160
Fees and commission expenses	107,898		96,113		91,621
Provision (credit) for losses on off-balance-sheet instruments (Note 24)	(1,203)		4,443		(24,107)
Other noninterest expenses (Notes 5, 23 and 31)	119,507		103,287		197,232
Total noninterest expenses	1,471,471		1,435,855		1,526,413
Income before income tax expense (benefit)	662,835		611,357		686,455
Income tax expense (benefit) (Note 20)	13,878		193,227		(360,195)
Net income	648,957		418,130		1,046,650
Less: Net income (loss) attributable to noncontrolling interests	(7,432)		5,461		46,961
Net income attributable to MHFG shareholders	¥ 656,389		¥ 412,669		¥ 999,689
Earnings per common share (Note 19):
Basic net income per common share	¥ 28.07		¥ 20.44		¥ 70.55
Diluted net income per common share	¥ 26.78		¥ 19.22		¥ 61.64

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net income	¥ 648,957	¥ 418,130	¥ 1,046,650
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 4 and 20):
Unrealized holding gains (losses)	78,037	(189,526)	604,156
Less: reclassification adjustments for losses (gains) included in net income(Note below)	27,248	(48,036)	(82,791)
Total	105,285	(237,562)	521,365
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	(9,740)	(20,257)	17,269
Less: reclassification adjustments for losses (gains) included in net income	1,926	2,860
Total	(7,814)	(17,397)	17,269
Pension liability adjustments, net of tax (Notes 20 and 21):
Unrealized gains (losses)	23,395	(87,891)	187,485
Less: reclassification adjustments for losses (gains) included in net income	16,292	9,079	22,691
Total	39,687	(78,812)	210,176
Total other comprehensive income (loss), net of tax	137,158	(333,771)	748,810
Total comprehensive income	786,115	84,359	1,795,460
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(10,570)	(3,723)	68,952
Total comprehensive income attributable to MHFG shareholders	¥ 796,685	¥ 88,082	¥ 1,726,508

CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 15):	Common stock (Note 16):	Accumulated deficit:	Unrealized net gains on available-for-sale securities (Note 4):	Foreign currency translation adjustments:	Pension liability adjustments (Note 21):	Accumulated other comprehensive income, net of tax:	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2009			¥ 948,641	¥ 3,386,792	¥ (3,293,692)	¥ 348,789	¥ (166,575)	¥ (371,690)		¥ (6,218)		¥ 191,133
Cumulative effect of change in accounting principles (Notes 2 and 26)					99,910	(99,910)
Purchases of treasury stock										(5)
Change during year			(412,670)
Balance at beginning of fiscal year, adjusted				3,386,792	(3,193,782)	248,879						191,133
Disposal of treasury stock										1,039
Effect of business combination (Note 3)												151,584
Issuance of new shares of common stock				533,794
Net income	1,046,650				999,689
Dividends declared	(131,016)	[1]			(131,016)
Issuance of new shares of common stock by conversion of preferred stock				412,670
Gains (losses) on disposal of treasury stock				(662)
Effect of other increase/decrease in consolidated subsidiaries												(40,204)
Stock-based compensation (Note 22)				1,114
Dividends paid to noncontrolling interests												(5,662)
Change in ownership interest in consolidated subsidiaries				(9,003)
Net income (loss) attributable to noncontrolling interests	(46,961)											46,961
Change during year	521,365					506,131						15,234
Change during year	17,269						16,371					(1,144)
Change during year	210,176							202,716				7,901
Balance at end of fiscal year at Mar. 31, 2010	3,332,018		535,971	4,324,705	(2,325,109)	755,010	(150,204)	(168,974)	435,832	(5,184)	2,966,215	365,803
Cumulative effect of change in accounting principles (Notes 2 and 26)				334	1,382	(6,273)						(366)
Purchases of treasury stock										(3)
Change during year			(82,395)
Balance at beginning of fiscal year, adjusted				4,325,039	(2,323,727)	748,737						365,437
Disposal of treasury stock										1,990
Issuance of new shares of common stock				757,790
Net income	418,130				412,669
Dividends declared	(134,966)	[1]			(134,966)
Issuance of new shares of common stock by conversion of preferred stock				82,395
Gains (losses) on disposal of treasury stock				(1,315)
Effect of other increase/decrease in consolidated subsidiaries												6,519
Stock-based compensation (Note 22)				452
Dividends paid to noncontrolling interests												(6,364)
Change in ownership interest in consolidated subsidiaries				(201)
Net income (loss) attributable to noncontrolling interests	(5,461)											5,461
Change during year	(237,562)					(234,609)						(2,953)
Change during year	(17,397)						(14,824)					(2,573)
Change during year	(78,812)							(75,154)				(3,658)
Balance at end of fiscal year at Mar. 31, 2011	4,035,356		453,576	5,164,160	(2,046,024)	514,128	(165,028)	(244,128)	104,972	(3,197)	3,673,487	361,869
Purchases of treasury stock										(2,560)
Change during year			(43,208)
Balance at beginning of fiscal year, adjusted				5,164,160	(2,046,024)	514,128						361,869
Disposal of treasury stock										12,001
Net income	648,957				656,389
Issuance of new shares of common stock for stock exchanges (Note 16)				244,100
Dividends declared	(216,508)	[1],[2]			(216,473)
Issuance of new shares of common stock by conversion of preferred stock				43,208
Effect of stock exchanges (Note 16)										(13,318)		(216,558)
Gains (losses) on disposal of treasury stock				(48)
Effect of other increase/decrease in consolidated subsidiaries												65,183
Stock-based compensation (Note 22)				106
Dividends paid to noncontrolling interests												(23,666)
Change in ownership interest in consolidated subsidiaries				(23,534)
Net income (loss) attributable to noncontrolling interests	7,432											(7,432)
Change during year	105,285					114,508						(2,044)
Change during year	(7,814)						(4,853)					(1,353)
Change during year	39,687							30,961				259
Balance at end of fiscal year at Mar. 31, 2012	¥ 4,647,024		¥ 410,368	¥ 5,427,992	¥ (1,606,108)	¥ 628,636	¥ (169,881)	¥ (213,167)	¥ 245,588	¥ (7,074)	¥ 4,470,766	¥ 176,258

[1]	Dividends paid on treasury stock are excluded.
[2]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 648,957	¥ 418,130	¥ 1,046,650
Less: Net income (loss) attributable to noncontrolling interests	(7,432)	5,461	46,961
Net income attributable to MHFG shareholders	656,389	412,669	999,689
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	165,721	167,420	156,393
Provision (credit) for loan losses	(23,044)	647	222,102
Investment losses (gains)-net	32,991	(70,468)	(66,763)
Foreign exchange losses (gains)-net	(5,747)	(66,988)	(26,236)
Deferred income tax expense (benefit)	(40,939)	174,864	(377,308)
Net change in trading account assets	(2,953,353)	2,783,405	458,239
Net change in trading account liabilities	329,761	(2,417,969)	(2,679,240)
Net change in loans held for sale	3,860	30,598	7,294
Net change in accrued income	(9,321)	23,655	38,118
Net change in accrued expenses	15,286	(24,702)	(13,462)
Other-net	38,965	(61,319)	267,222
Net cash provided by (used in) operating activities	(1,789,431)	951,812	(1,013,952)
Cash flows from investing activities:
Proceeds from sales of available-for-sale securities	69,308,391	56,773,936	39,430,098
Proceeds from maturities of available-for-sale securities	15,078,586	15,421,495	12,558,894
Purchases of available-for-sale securities	(86,690,246)	(72,409,981)	(62,815,825)
Proceeds from maturities of held-to-maturity securities	502	1,405	180,497
Purchases of held-to-maturity securities	(600,186)	(600,296)	(602,036)
Proceeds from sales of other investments	351,016	122,478	26,704
Purchases of other investments	(206,232)	(110,066)	(120,662)
Proceeds from sales of loans	224,957	246,633	367,069
Net change in loans	(1,703,880)	(1,742,702)	8,327,521
Net change in interest-bearing deposits in other banks	2,074,843	(6,438,858)	1,063,622
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	480,641	(1,522,389)	(718,570)
Proceeds from sales of premises and equipment	13,231	2,108	15,819
Purchases of premises and equipment	(174,517)	(214,447)	(255,596)
Cash and due from banks acquired in business combination (Note 3)			118,703
Net cash used in investing activities	(1,842,893)	(10,470,684)	(2,423,762)
Cash flows from financing activities:
Net change in deposits	2,109,866	3,190,397	(221,970)
Net change in debentures	(740,933)	(776,865)	(782,662)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	3,594,469	(1,552,577)	4,260,291
Net change in due to trust accounts	(69,662)	18,882	39,283
Net change in commercial paper and other short-term borrowings	(1,261,955)	6,131,912	(6,527)
Proceeds from issuance of long-term debt	1,052,849	1,167,647	1,582,902
Repayment of long-term debt	(1,479,148)	(778,791)	(1,150,366)
Proceeds from noncontrolling interests	627	2,320	1,516
Payment to noncontrolling interests	(107)	(577)	(15,459)
Proceeds from issuance of common stock	5	757,790	533,794
Proceeds from sales of treasury stock	1,961	4	4
Purchases of treasury stock	(2,560)	(3)	(5)
Dividends paid	(215,902)	(133,925)	(130,297)
Dividends paid to noncontrolling interests	(23,666)	(6,364)	(5,662)
Net cash provided by (used in) financing activities	2,965,844	8,019,850	4,104,842
Effect of exchange rate changes on cash and due from banks	(1,424)	(15,906)	(581)
Net increase (decrease) in cash and due from banks	(667,904)	(1,514,928)	666,547
Cash and due from banks at beginning of fiscal year	1,884,531	3,399,459	2,732,912
Cash and due from banks at end of fiscal year	1,216,627	1,884,531	3,399,459
Supplemental disclosure of cash flow information:
Interest paid	427,104	462,907	518,937
Income taxes paid (refunded), net	40,211	25,283	(54,885)
Noncash investing activities:
Transfer from loans into other investments	1,351		2,222
Investment in capital leases	2,985	11,153	6,763
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value			2,200,521
Noncash liabilities assumed at fair value			2,025,753
Noncash acquisition of noncontrolling interests in stock exchanges (Note 16)	¥ 216,558

Basis of presentation and summary of significant accounting policies	12 Months Ended
Mar. 31, 2012
Basis of presentation and summary of significant accounting policies

1. Basis of presentation and summary of significant accounting policies

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services and the type of customers. Mizuho Bank, Ltd. (“MHBK”), a retail-oriented banking subsidiary, offers financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. Mizuho Corporate Bank, Ltd. (“MHCB”), a wholesale banking subsidiary, offers various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. Mizuho Trust & Banking Co., Ltd. (“MHTB”), a trust bank subsidiary, offers mainly trust-related products and consulting services. Other major subsidiaries include Mizuho Securities Co., Ltd. (“MHSC”), Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Investors Securities Co., Ltd. (“MHIS”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 31 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. The consolidated financial statements also include the accounts of the variable interest entities (“VIEs”) for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Repurchase transactions where the maturity of the security transferred as collateral matches the maturity of the repurchase agreements (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2011 and 2012 were ¥ 616,861 million and ¥ 33,070 million, respectively. Except for those repo-to-maturity transactions, there were no such transactions accounted for as sales.

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 9 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax.

Prior to April 1, 2009, declines in the fair value of Held-to-maturity and Available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in Investment gains (losses)—net. Effective April 1, 2009, the MHFG Group adopted new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 4 “Investments” for further discussion of impairment. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of troubled debt restructuring (“TDR”) in accordance with ASC 310 “Receivables” (“ASC 310”).

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accrual and amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Loans restructured in TDR, in general, return to non-impaired loans, as well as accrual status, when the MHFG Group determines that the borrower poses no problems regarding current certainty of debt fulfillment, i.e., the borrower qualifies for a rating of D or above based on the Group’s internal rating system. See Note 5 “Loans” for the definitions of obligor ratings.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing.

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines the debtor as substantially bankrupt or bankrupt. See Note 5 “Loans” for the definitions of obligor categories. Obligors classified in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based either on (1) the present value of expected future cash flows, after considering restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate or listed securities. In obtaining the collateral, the Group evaluates the value of the collateral and its legal enforceability. The Group also conducts subsequent re-evaluations at least once a year. As to real estate, valuation is generally conducted by an appraising subsidiary which is independent from the Group’s loan origination sections using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally retains third-party appraisers to conduct the valuation. As to listed securities, observable market prices are used for valuation.

The formula allowance is applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) through the most recently available data for the past six years, in the case of normal obligors; and (b) through the most recently available data since April 2002, which is when MHBK and MHCB were newly formed, in the case of watch obligors; and (2) the loss given default through the most recently available data for the past six years. As to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment default, if any, are considered in determining obligor ratings.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 years. Internal use software is reviewed for impairment when triggering events occur.

Goodwill

Goodwill represents the excess of the total fair value of the acquired company which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

MHFG and certain subsidiaries including MHBK, MHCB, and MHTB sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Stock-based compensation

The compensation cost associated with stock compensation-type stock options is measured with fair value method using the Black-Scholes option pricing model.

Debentures and long-term debt

Premiums, discounts and issuance costs of debentures and long-term debt are amortized based on a method that approximates the interest method over the terms of the debentures and long-term debt.

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case, the present value of the total fees approximates the fair value of the guarantee.

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 29 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 29 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Fees on securities-related business and fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Fees on credit-related business, excluding loan origination fees to be deferred and recognized over the loan period as an adjustment of yield, are generally recognized either at one time when the service is rendered or over the related transaction period. Fees and commissions are presented on a gross basis.

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 19 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2012
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

On July 1, 2009, the ASC was officially launched. The ASC, which reorganized the thousands of U.S. GAAP pronouncements into roughly 90 accounting topics, is the single source of authoritative U.S. GAAP for nongovernmental entities.

In December 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No.141 (revised 2007), “Business Combinations”, which is now included in ASC 805, “Business Combinations” (“ASC 805”). The statement establishes principles and requirements for how the acquirer (1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in the acquiree, (2) recognizes and measures goodwill acquired in the business combination or a gain from a bargain purchase, and (3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. The statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. In April 2009, the FASB issued FASB Staff Position (“FSP”) No.FAS141(R)-1, “Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies”, which is now included in ASC 805. The pronouncement provides the guidance for initial recognition and measurement of all assets acquired and liabilities assumed in a business combination that arise from contingencies as well as subsequent measurement and accounting of such assets and liabilities. As a result of the transaction discussed in Note 3 “Business Combination”, the MHFG Group recognized an increase in pretax income of ¥106,674 million, which consists of a gain on the bargain purchase of ¥106,310 million and a gain of ¥364 million resulting from the remeasurement of preexisting shares, during the fiscal year ended March 31, 2010.

In December 2007, the FASB issued SFAS No.160, “Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No.51”, which is now included in ASC 810. The statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for the deconsolidation of a subsidiary. The statement requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent’s owners and the interests of the noncontrolling owners of a subsidiary. The statement is effective for fiscal years beginning on or after December 15, 2008. The adoption of the statement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In February 2008, the FASB issued FSP No.FAS140-3, “Accounting for Transfers of Financial Assets and Repurchase Financing Transactions”, which is now included in ASC 860. The pronouncement provides that if an initial transfer of a financial asset and a repurchase financing that is entered into contemporaneously with, or in contemplation of, the initial transfer meet certain conditions, the initial transfer shall be accounted for separately from the repurchase financing. Otherwise, the initial transfer and repurchase financing should be evaluated as a linked transaction, which shall be accounted for based on the economics of the combined transactions. The pronouncement is effective for fiscal years beginning after November 15, 2008. The adoption of the pronouncement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2008, the FASB issued SFAS No.161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No.133”, which is now included in ASC 815. The statement requires enhanced disclosures about derivative instruments and hedged items. The statement is effective for fiscal years beginning after November 15, 2008. The statement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2008, the FASB Emerging Issues Task Force (“EITF”) reached a consensus on Issue No.07-5, “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”, which is now included in ASC 815. The consensus provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The consensus is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In November 2008, the EITF reached a consensus on Issue No.08-6, “Equity Method Investment Accounting Considerations”, which is now included in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). The consensus clarifies the accounting for (1) initial measurement, (2) decrease in investment value and (3) change in level of ownership or degree of influence related to equity method investments. The consensus is effective for reporting periods beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2008, the FASB issued FSP No.FAS132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets”, which is now included in ASC 715, “Compensation—Retirement Benefits” (“ASC 715”). The pronouncement requires additional disclosures about plan assets of a defined benefit pension or other postretirement plan, including investment strategies, fair value of major categories of plan assets and valuation techniques used to measure the fair value of plan assets. The pronouncement is effective for fiscal years ending after December 15, 2009, with early adoption permitted. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS107-1 and APB28-1, “Interim Disclosures about Fair Value of Financial Instruments”, which is now included in ASC 825, “Financial Instruments” (“ASC 825”). The pronouncement requires disclosures about the fair value of financial instruments for interim financial reporting periods of publicly traded companies as well as in annual financial statements. The pronouncement also amends ASC 270, “Interim Reporting” (“ASC 270”), to require those disclosures in summarized financial information at interim reporting periods. The pronouncement is effective for interim reporting periods ending after June 15, 2009. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS115-2 and FAS124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”, which is now included in ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”), and amends the other-than-temporary impairment model for debt securities. The pronouncement requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the noncredit component in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery. In addition, the pronouncement expands existing disclosures and requires new disclosures about other-than-temporary impairments. The pronouncement is effective for interim and annual reporting periods ending after June 15, 2009. The MHFG Group adopted the pronouncement as of April 1, 2009 that resulted in a decrease to the beginning balance of Accumulated deficit of ¥99,910 million, which was reclassified to Accumulated other comprehensive income, net of tax. See Note 4 “Investments” for further discussion of the impact of the pronouncement.

In May 2009, the FASB issued SFAS No.165, “Subsequent Events”, which is now included in ASC 855, “Subsequent Events” (“ASC 855”). The statement establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The statement is effective for interim or annual financial periods ending after June 15, 2009. In February 2010, the FASB issued Accounting Standards Update (“ASU”) No.2010-09, “Subsequent Events (Topic 855)—Amendments to Certain Recognition and Disclosure Requirements” (“ASU No.2010-09”). The ASU removes the requirement for a U.S. Securities and Exchange Commission (“SEC”) filer to disclose the date through which subsequent events have been evaluated. The ASU is effective upon issuance. The adoption of the statement and the ASU did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2009, the FASB issued SFAS No.166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140” (“SFAS No.166”), which is now included in ASC 860. The statement requires more information about transfers of financial assets, including securitization transactions, where enterprises have continuing exposure to the risks related to the transferred financial assets. The statement eliminates the concept of qualifying SPE and modifies the requirements for derecognizing financial assets. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009.

In June 2009, the FASB issued SFAS No.167, “Amendments to FASB Interpretation No.46(R)” (“SFAS No.167”), which is now included in ASC 810. The statement provides new guidance on how an enterprise determines whether the enterprise’s variable interests give it a controlling financial interest in VIEs. The determination is based on, among other things, VIE’s purpose and design, an enterprise’s ability to direct the activities of the VIE that most significantly impact the entity’s economic performance, and if an enterprise has the obligation to absorb losses of or the right to receive benefits from the VIE that could be significant. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009. In February 2010, the FASB issued ASU No.2010-10, “Consolidation (Topic 810)—Amendments for Certain Investment Funds” (“ASU No.2010-10”). The ASU provides that the consolidation requirements of SFAS No.167 are deferred for an entity that has all the attributes of an investment company (or similar entity). On April 1, 2010, The MHFG Group adopted SFAS No.167, together with SFAS No.166, which primarily resulted in the consolidation of certain former qualifying SPEs, guaranteed principal money trust products and collateral loan obligations (“CLO”) where the MHFG Group acts as an asset manager. The adoption of the statements resulted in an increase to the beginning balance of additional paid-in capital included in Common stock of ¥334 million, and a decrease to the beginning balance of Accumulated deficit and Accumulated other comprehensive income of ¥1,382 million and ¥6,273 million, respectively.

In August 2009, the FASB issued ASU No.2009-05, “Fair Value Measurements and Disclosures (Topic 820)—Measuring Liabilities at Fair Value” (“ASU No.2009-05”). The ASU provides new guidance clarifying how to measure the fair value of liabilities, particularly in circumstances in which a quoted price in an active market for the identical liability is not available. It also clarifies that a restriction preventing the transfer of a liability should not be considered as a separate input or adjustment in measurement of the fair value. The ASU is effective for the first reporting period, including interim periods, beginning after issuance. The adoption of ASU No.2009-05 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2009, the FASB issued ASU No.2009-12, “Fair Value Measurements and Disclosures (Topic 820)—Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2009-12”). The ASU permits, as a practical expedient, a reporting entity to measure the fair value of an alternative investment on the basis of the net asset value per share (“NAV”), if certain criteria are met. The ASU only applies to investments that do not have a readily determinable fair value in investment companies or similar entities. The ASU also provides guidance on the clarification of fair value hierarchy for such investments and requires enhanced disclosures by each major category of those investments. The ASU is effective for interim and annual reporting periods ending after December 15, 2009. The adoption of ASU No.2009-12 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-02, “Consolidation (Topic 810)—Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification” (“ASU No.2010-02”). The ASU amends ASC 810-10 and related guidance within U.S. GAAP to clarify the scope of decreases in ownership. The ASU also expands disclosure requirements about (1) the valuation techniques used to measure the fair value of retained investments in the former subsidiary and (2) the nature of continuing involvement and related party relationships. The ASU is effective beginning in the first interim or annual reporting period ending on or after December 15, 2009 and the amendments should be applied retrospectively to the first period that SFAS No.160 was adopted. The adoption of ASU No.2010-02 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-06, “Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements” (“ASU No.2010-06”). The ASU provides amendments to ASC 820 that require new disclosures regarding (1) transfers in and out of Levels 1 and 2 and (2) more detailed activity in Level 3. The ASU also provides amendments to ASC 820 that clarify existing disclosures regarding (1) level of disaggregation and (2) inputs and valuation techniques. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures related to the activity in Level 3, which do not become effective until fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No.2010-06 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2010, the FASB issued ASU No.2010-11, “Derivatives and Hedging (Topic 815)—Scope Exception Related to Embedded Credit Derivatives” (“ASU No.2010-11”). The ASU clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk, which are subject to potential bifurcation, and indicate circumstances which do not qualify for the scope exception. The ASU is effective at the beginning of the first fiscal quarter beginning after June 15, 2010. The adoption of ASU No.2010-11 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2010, the FASB issued ASU No.2010-20, “Receivables (Topic 310)—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No.2010-20”). The ASU requires disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) the changes and reasons for those changes in the allowance for credit losses. The new disclosures required include (1) aging of past due receivables, (2) credit quality indicators, and (3) modifications of financing receivables. It is also required that the certain existing disclosures should be provided on a disaggregated basis. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010, whereas the disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU No.2011-01, “Receivables (Topic310)—Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20” (“ASU No.2011-01”) to delay the effective date of the disclosures about troubled debt restructurings for public entities, and in April 2011, it was provided that such disclosure requirements would be effective for interim and annual periods beginning on or after June 15, 2011 in ASU No.2011-02, “Receivables (Topic310)—A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No.2011-02”). ASU 2011-02 also clarifies the guidance on a creditor’s evaluation for troubled debt restructurings of whether it has granted a concession and whether a debtor is experiencing financial difficulties. ASU No.2010-20 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-28, “Intangibles—Goodwill and Other (Topic 350)—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU No.2010-28”). The ASU requires Step 2 of the impairment test should be performed in circumstances where the carrying amount of a reporting unit is zero or negative and there are qualitative factors that indicate it is more likely than not that a goodwill impairment exists. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU No.2010-28 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-29, “Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU No.2010-29”). The ASU clarifies that, if a reporting entity presents comparative financial statements, the pro forma revenue and earnings of the combined entity should be reported as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. ASU No.2010-29 is an accounting principle which clarifies disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In June 2007, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) No.07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies”, which is now included in ASC 946, “Financial Services—Investment Companies” (“ASC 946”), and provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”). The statement was expected to be effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged. However, in February 2008, the FASB issued FSP No.SOP07-1-1, “Effective Date of AICPA Statement of Position 07-1”, which is now included in ASC 946 as well, to delay the effective date of SOP No.07-1 indefinitely in order to address implementation issues. The MHFG Group does not expect that the current form of the statement will have a material impact on its consolidated results of operations or financial condition.

In April 2011, the FASB issued ASU No.2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements” (“ASU No.2011-03”). The ASU amends the conditions to determine whether a transferor in repurchase agreements (repos) and other similar agreements maintains effective control over the financial assets transferred by removing from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The MHFG Group does not expect that the adoption of ASU No.2011-03 will have a material impact on its consolidated results of operations or financial condition.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No.2011-04”) in order to improve comparability of fair value measurements presented and disclosed in financial statements prepared with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-04 change the wording to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to align with IFRS. The amendments also clarify the existing fair value measurement and disclosure requirements, which include (1) application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used for Level 3 items. The amendments also change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which include (1) measuring the fair value of financial instruments that are managed within a portfolio, (2) application of premiums and discounts in a fair value measurement and (3) additional disclosures about fair value measurements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The MHFG Group does not expect that the adoption of ASU No.2011-04 will have a material impact on its consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No.2011-05, “Comprehensive Income (Topic 220)—Presentation of Comprehensive Income” (“ASU No.2011-05”). The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, and requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU also requires reclassification adjustments from other comprehensive income to net income be presented on the face of financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. Early adoption is permitted. In December 2011, the FASB issued ASU No.2011-12, “Comprehensive Income (Topic 220)—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05” (“ASU No.2011-12) to indefinitely defer only those changes in ASU No.2011-05 that relate to the presentation of reclassification adjustments. All other requirements in ASU No.2011-05 are not affected, and entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. ASU No.2011-05 is an accounting principle which alters disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2011, the FASB issued ASU No.2011-08, “Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment” (“ASU No.2011-08”). The ASU permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Under this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The MHFG Group does not expect that the adoption of ASU No.2011-08 will have a material impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-10, “Property, Plant, and Equipment (Topic 360)—Derecognition of in Substance Real Estate—a Scope Clarification” (“ASU No.2011-10”). The ASU clarifies that, even when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The ASU is effective for fiscal years and interim periods within those years, beginning on or after June 15, 2012. The MHFG Group does not expect that the adoption of ASU No.2011-10 will have a material impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU No.2011-11”). The ASU enhances disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset on the statement of financial position or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Under the ASU, entities are required to provide both net and gross information for these financial instruments and derivative instruments in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required retrospectively for all comparative periods presented. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2011-11 will have on its consolidated results of operations and financial condition.

Business Combination	12 Months Ended
Mar. 31, 2012
Business Combination

3. Business Combination

Shinko was a broker and dealer in securities and an equity method affiliate of the MHFG Group in which the Group owned 27.32 percent of the voting equity interests immediately before the business combination. On May 7, 2009, MHFG exchanged 30.30 percent of the voting equity interests in MHSC for 32.19 percent of the voting equity interests in Shinko and merged the two entities, in order to strengthen the Group’s securities arm so it is more competitive in a market with high uncertainty, improve its service providing capabilities and enable it to offer financial services to clients on a global basis.

This transaction was accounted for as a bargain purchase because the opening market price of Shinko’s common shares on the acquisition date was less than the fair value of net assets per common share. As a result, a pretax gain of ¥106,310 million is recorded in Other noninterest income during the fiscal year ended March 31, 2010.

The following table summarizes the consideration paid for Shinko and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interests in Shinko:

At May 7, 2009
(in millions of yen)
Consideration
Equity instruments (3,451,755 common shares of MHSC)	58,600

Fair value of total consideration transferred	58,600
Fair value of MHFG’s equity interests in Shinko held before the business combination	49,265

107,865

Recognized amounts of identifiable assets acquired
Cash and due from banks	118,725
Interest-bearing deposits in other banks	32,344
Receivables under securities borrowing transactions	831,839
Trading account assets	1,008,004
Investments	98,937
Loans	14,248
Premises and equipment	57,004
Accrued income	7,462
Intangible assets (Note)	73,949
Other assets	76,734
Recognized amounts of identifiable liabilities assumed
Call money and funds purchased	41,000
Payables under repurchase agreements	27,111
Payables under securities lending transactions	745,131
Other short-term borrowings	357,813
Trading account liabilities	671,841
Income taxes payable	490
Deferred tax liabilities	25,633
Accrued expenses	5,777
Long-term debt	75,795
Other liabilities	75,162

Total identifiable net assets	293,493

Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310

107,865

Note:	Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.

The fair value of the 3,451,755 common shares of MHSC as the consideration paid for Shinko (¥58,600 million) and the noncontrolling interests in Shinko (¥79,318 million) were determined on the basis of the opening market price of Shinko’s common shares on the acquisition date.

The MHFG Group recognized a gain of ¥364 million as a result of remeasuring to fair value its 27.32 percent of the voting equity interests in Shinko held before the business combination. The gain is included in Other noninterest income in the Group’s consolidated statements of income for the fiscal year ended March 31, 2010.

The revenue and earnings of Shinko since the acquisition date included in the Group’s consolidated statements of income for the fiscal year ended March 31, 2010 are not material. Furthermore, the revenue and earnings of the MHFG Group, other than a gain on the bargain purchase described above, would not differ significantly than those reported in the consolidated statements of income if the business combination had occurred as of April 1, 2008.

Investments	12 Months Ended
Mar. 31, 2012
Investments

4. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds and federal agency securities	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (Note)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	32,629,290	29,428	12,064	32,646,654
Japanese local gov’t bonds	269,434	3,222	90	272,566
U.S. Treasury bonds and federal agency securities	101,205	310	79	101,436
Other foreign gov’t bonds	443,836	969	262	444,543
Agency mortgage-backed securities (Note)	971,799	9,381	896	980,284
Residential mortgage-backed securities	564,152	10,375	3,261	571,266
Commercial mortgage-backed securities	338,393	2,828	10,949	330,272
Japanese corporate bonds and other debt securities	2,560,049	32,066	14,518	2,577,597
Foreign corporate bonds and other debt securities	525,978	18,139	2,174	541,943
Equity securities (marketable)	1,832,468	964,700	4,753	2,792,415

Total	40,236,604	1,071,418	49,046	41,258,976

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,800,614	14,587	62	1,815,139
Japanese corporate bonds	1,001	—	—	1,001

Total	1,801,615	14,587	62	1,816,140

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2012 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	13,733,350	13,735,130	1,001	1,001
Due after one year through five years	19,450,272	19,471,730	1,800,614	1,815,139
Due after five years through ten years	3,303,573	3,314,390	—	—
Due after ten years	1,916,941	1,945,311	—	—

Total	38,404,136	38,466,561	1,801,615	1,816,140

Effective April 1, 2009, the MHFG Group adopted FSP No.FAS115-2 and FAS124-2, which amended the other-than-temporary impairment model for debt securities. Under the new model, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. As the FSP does not affect the other-than-temporary impairment model for equity securities, equity securities deemed other-than-temporarily impaired are written down to fair value, with the full decline recognized in earnings.

For certain Japanese government bonds held at April 1, 2009 for which an other-than-temporary impairment was previously recognized, the MHFG Group recorded the cumulative effect of initially applying the FSP as a decrease to the beginning balance of Accumulated deficit with a corresponding adjustment to Accumulated other comprehensive loss, net of tax. Considering the factors that the MHFG Group did not intend to sell those securities, it was not more likely than not that the Group would be required to sell them before recovery of their amortized cost basis, and no credit deterioration existed in those securities, ¥99,910 million of other-than-temporary impairment charges previously recorded through earnings were reclassified to Accumulated other comprehensive loss, net of tax (pre-tax amount of ¥141,212 million offset by tax effect of ¥33,775 million and noncontrolling interests of ¥7,527 million).

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.

For the fiscal year ended March 31, 2010, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥92,497 million. For the fiscal years ended March 31, 2011 and 2012, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥77,042 million and ¥117,029 million, respectively, of which ¥12,394 million and ¥7,238 million, respectively, were on debt securities and ¥64,648 million and ¥109,791 million, respectively, were on equity securities. No impairment losses were recorded on held-to-maturity securities for the periods.

The other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings.

There has been no amount related to credit losses recognized in earnings on debt securities where a portion of other-than-temporary impairment was recognized in other comprehensive income ever since the adoption of the new impairment model for debt securities on April 1, 2009.

The other-than-temporary impairment losses for equity securities were mainly attributable to the decline in the fair value of Japanese equity securities. Certain equity securities were determined not to be other-than-temporarily impaired as the length of time that their fair values were below their costs were reasonably short and/or the impairments were immaterial in amount.

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds and federal agency securities	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (Note)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,325,775	3,501	683,322	8,563	13,009,097	12,064
Japanese local gov’t bonds	25,251	80	5,743	10	30,994	90
U.S. Treasury bonds and federal agency securities	40,503	79	—	—	40,503	79
Other foreign gov’t bonds	205,750	227	7,312	35	213,062	262
Agency mortgage-backed securities (Note)	229,915	628	102,451	268	332,366	896
Residential mortgage-backed securities	39,480	544	153,112	2,717	192,592	3,261
Commercial mortgage-backed securities	6,639	41	192,865	10,908	199,504	10,949
Japanese corporate bonds and other debt securities	477,021	1,725	292,956	12,793	769,977	14,518
Foreign corporate bonds and other debt securities	103,500	619	93,087	1,555	196,587	2,174
Equity securities (marketable)	61,355	4,388	2,039	365	63,394	4,753

Total	13,515,189	11,832	1,532,887	37,214	15,048,076	49,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	49,950	62	—	—	49,950	62

Total	49,950	62	—	—	49,950	62

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2012 were attributed mainly to Japanese government bonds, RMBS, CMBS, and Japanese corporate bonds and other debt securities. The MHFG Group did not intend to sell those securities and it was not more likely than not that the Group would be required to sell them before recovery of their amortized cost basis. Those securities were not considered other-than-temporarily impaired. As to RMBS, CMBS, and Japanese corporate bonds and other debt securities with similar credit risks as the other-than-temporarily impaired securities, the Group determined that it was expected to recover their entire amortized cost basis, after considering various factors such as the extent to which their fair values were below their amortized costs, the external and/or internal ratings and the present values of cash flows expected to be collected. As to Japanese government bonds, since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates, their entire amortized cost basis was expected to be collected.

For the fiscal years ended March 31, 2010, 2011 and 2012, gross realized gains on sales of available-for-sale securities were ¥248,254 million, ¥194,908 million and ¥100,371 million, respectively, and gross realized losses on those sales were ¥26,492 million, ¥40,376 million and ¥28,840 million, respectively.

Other investments

The following table summarizes the composition of other investments:

	2011	2012
	(in millions of yen)
Equity method investments	172,326	231,730
Investments held by consolidated investment companies	285,716	190,343
Other equity interests	494,534	560,816

Total other investments	952,576	982,889

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities carried at ¥15,420 million and ¥15,497 million, at March 31, 2011 and 2012, respectively. The aggregated market values of those marketable equity securities were ¥20,398 million and ¥21,346 million, respectively.

On September 22, 2010, the MHFG Group converted certain preferred shares of Orient Corporation (“Orico”) into the common shares of Orico. As a result of the effective acquisition of such common shares, the Group’s proportionate share to the total outstanding common shares of Orico increased to 27.1%. Since then, the Group’s investments in common shares of Orico have been classified as equity method investments. The Group’s proportionate share as of March 31, 2012 was 25.6%. Retroactive application of the equity method of accounting to the investments in Orico did not have a material effect on the Group’s consolidated results of operations, financial condition, or retained earnings. The Group and a certain third party still hold convertible preferred shares of Orico, and if fully converted, the Group’s proportionate share to the total outstanding common shares of Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies for which it has control either through ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, for which the MHFG Group has neither significant influence nor control over the investees. These securities are stated at acquisition cost, with other-than-temporary impairment, if any, included in earnings. The fair values of these securities at March 31, 2011 and 2012 were not readily determinable. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.

Loans	12 Months Ended
Mar. 31, 2012
Loans

5. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Domestic:
Manufacturing	7,617,139	7,586,608
Construction and real estate	7,308,324	7,270,414
Services	4,286,744	3,981,279
Wholesale and retail	5,313,766	5,295,142
Transportation and communications	3,228,202	3,200,570
Banks and other financial institutions	3,908,065	3,501,266
Government and public institutions	7,154,049	6,911,725
Other industries (Note)	3,758,540	4,318,959
Individuals:
Mortgage loans	11,436,486	11,191,410
Other	745,065	719,346

Total domestic	54,756,380	53,976,719

Foreign:
Commercial and industrial	6,964,802	8,146,215
Banks and other financial institutions	2,587,531	3,343,181
Government and public institutions	453,066	521,988
Other (Note)	9,662	90,470

Total foreign	10,015,061	12,101,854

Total	64,771,441	66,078,573
Less: Unearned income and deferred loan fees—net	81,627	89,511

Total loans before allowance for loan losses	64,689,814	65,989,062

Note:	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥5,860 million, ¥886 million and ¥4,576 million, of which valuation losses related to loans held for sale accounted for at the lower of cost or fair value were ¥1,759 million, ¥645 million and ¥3,435 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Credit quality information

Under the MHFG Group’s credit risk management, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurrence of losses for individual loan by taking into consideration various factors such as collateral or guarantee involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small balance loans. The Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pool. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK, MHCB and MHTB:

Obligor category	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is sufficient.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure of principal or interest payments, or problems with their financial position as a result of their weak or unstable business condition.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2011 and 2012:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2011
Domestic:
Manufacturing	4,136,439	2,230,245	108,053	270,870	511,115	30,536	20,200	309,681	7,617,139
Construction and real estate	2,374,750	3,367,262	714,994	100,301	447,221	38,993	6	264,797	7,308,324
Services	1,908,978	1,737,894	216,879	10,935	268,270	35,884	—	107,904	4,286,744
Wholesale and retail	1,747,661	2,575,281	236,556	76,199	441,637	59,703	137	176,592	5,313,766
Transportation and communications	1,857,583	1,104,179	87,813	305	109,605	14,996	39	53,682	3,228,202
Banks and other financial institutions	2,897,448	783,833	1,963	765	220,569	80	—	3,407	3,908,065
Government and public institutions	7,081,238	—	—	72,811	—	—	—	—	7,154,049
Other industries	1,410,665	196,124	3,318	2,042,711	13,513	655	90,507	1,047	3,758,540
Individuals	—	203,805	11,273,403	239,229	59,371	111,055	4,902	289,786	12,181,551

Total domestic	23,414,762	12,198,623	12,642,979	2,814,126	2,071,301	291,902	115,791	1,206,896	54,756,380

Foreign:
Total foreign	5,015,595	2,754,922	1,717	1,157,535	901,673	82	67,864	115,673	10,015,061

Total	28,430,357	14,953,545	12,644,696	3,971,661	2,972,974	291,984	183,655	1,322,569	64,771,441

2012
Domestic:
Manufacturing	3,915,950	2,545,195	121,101	326,741	346,323	25,504	9,088	296,706	7,586,608
Construction and real estate	2,212,752	3,550,102	687,440	154,900	430,372	28,683	679	205,486	7,270,414
Services	1,903,329	1,500,985	225,458	2,611	198,066	31,943	—	118,887	3,981,279
Wholesale and retail	1,709,599	2,677,141	261,228	88,693	303,264	54,582	97	200,538	5,295,142
Transportation and communications	2,115,552	852,938	92,915	265	71,995	13,402	54	53,449	3,200,570
Banks and other financial institutions	2,670,218	603,291	2,105	387	213,431	201	—	11,633	3,501,266
Government and public institutions	6,857,436	11,125	—	43,164	—	—	—	—	6,911,725
Other industries	1,203,546	897,378	3,137	2,107,898	11,462	515	90,990	4,033	4,318,959
Individuals	—	189,208	11,097,497	183,133	47,078	125,277	4,363	264,200	11,910,756

Total domestic	22,588,382	12,827,363	12,490,881	2,907,792	1,621,991	280,107	105,271	1,154,932	53,976,719

Foreign:
Total foreign	6,310,641	3,176,830	3,409	1,404,505	960,170	191	91,223	154,885	12,101,854

Total	28,899,023	16,004,193	12,494,290	4,312,297	2,582,161	280,298	196,494	1,309,817	66,078,573

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.

Impaired loans

The MHFG Group considers loans to be impaired when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. The Group determines loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans, and all of the Group’s impaired loans are designated as nonaccrual loans. The Group does not have loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans. The table below presents impaired loans information at March 31, 2011 and 2012.

	Recorded investment (1)			Unpaid principal balance (3)	Related allowance	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	294,921	14,760	309,681	347,679	112,080	289,327	4,991
Construction and real estate	203,948	60,849	264,797	322,175	54,752	282,638	4,675
Services	93,168	14,736	107,904	132,786	30,783	149,132	2,297
Wholesale and retail	162,326	14,266	176,592	218,619	63,289	167,998	3,359
Transportation and communications	47,879	5,803	53,682	59,742	21,517	106,822	1,383
Banks and other financial institutions	3,353	54	3,407	4,841	1,388	13,417	95
Other industries	574	473	1,047	2,211	178	1,224	7
Individuals	118,013	171,773	289,786	321,901	11,220	246,913	4,101

Total domestic	924,182	282,714	1,206,896	1,409,954	295,207	1,257,471	20,908

Foreign:
Total foreign	103,104	12,569	115,673	124,003	38,137	117,415	2,173

Total	1,027,286	295,283	1,322,569	1,533,957	333,344	1,374,886	23,081

2012
Domestic:
Manufacturing	287,471	9,235	296,706	318,736	103,601	301,383	4,397
Construction and real estate	158,339	47,147	205,486	246,189	43,770	232,473	3,167
Services	105,809	13,078	118,887	139,842	33,233	117,306	2,346
Wholesale and retail	188,231	12,307	200,538	221,300	74,235	190,179	3,590
Transportation and communications	47,103	6,346	53,449	56,814	18,720	55,136	1,125
Banks and other financial institutions	11,577	56	11,633	12,761	5,105	8,385	348
Other industries	3,995	38	4,033	4,137	3,668	3,144	55
Individuals	134,886	129,314	264,200	296,466	12,461	276,518	5,237

Total domestic	937,411	217,521	1,154,932	1,296,245	294,793	1,184,524	20,265

Foreign:
Total foreign	141,572	13,313	154,885	157,887	62,047	134,614	3,158

Total	1,078,983	230,834	1,309,817	1,454,132	356,840	1,319,138	23,423

Notes:

(1)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The MHFG Group amended the unpaid principal balances to correct an immaterial error from the prior year. The amounts in the unpaid principal balance column as of March 31, 2011 were reduced in total by ¥210,161 million. This amendment did not impact the beginning or ending balance of allowance for loan losses and the amounts recorded in the consolidated financial statements of the Group.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
(5)	Certain impaired loans information for requiring and not requiring an allowance for loan losses for the fiscal year ended March 31, 2011 have been aggregated to conform to the current period’s presentation.

The remaining balance of impaired loans which had been partially charged off was ¥58,474 million as of March 31, 2012.

Troubled debt restructurings

The MHFG Group considers restructuring, with respect to which concessions that it would not otherwise consider were granted to obligors in financial difficulty, as TDR. The Group considers the relevant obligor to be in financial difficulty when its obligor rating is at E2 or below. The following table presents TDRs that were made during the fiscal year ended March 31, 2012.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
	(in millions of yen)
Domestic:
Manufacturing	9,467	7,578	189,978
Construction and real estate	—	—	74,399
Services	—	—	109,576
Wholesale and retail	2,793	1,441	233,703
Transportation and communications	—	—	53,644
Banks and other financial institutions	—	—	23,789
Other industries	—	—	3,652
Individuals	—	—	60,209

Total domestic	12,260	9,019	748,950

Foreign:
Total foreign	—	—	69,576

Total	12,260	9,019	818,526

Note: Amounts represent book values of loans immediately after the restructurings.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to category of substantially bankrupt or bankrupt. The following table presents payment defaults occurred during the fiscal year ended March 31, 2012 with respect to the loans modified as TDR within the previous twelve months.

Recorded investment
(in millions of yen)
Domestic:
Manufacturing	7,337
Construction and real estate	4,116
Services	7,863
Wholesale and retail	9,999
Transportation and communications	20,278
Banks and other financial institutions	—
Other industries	—
Individuals	800

Total domestic	50,393

Foreign:
Total foreign	3,475

Total	53,868

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2011 and 2012:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	1,847	2,613	29,306	33,766	7,583,373	7,617,139
Construction and real estate	6,537	8,125	103,607	118,269	7,190,055	7,308,324
Services	3,916	1,836	21,631	27,383	4,259,361	4,286,744
Wholesale and retail	4,662	4,891	30,707	40,260	5,273,506	5,313,766
Transportation and communications	1,151	1,060	7,980	10,191	3,218,011	3,228,202
Banks and other financial institutions	1	8	264	273	3,907,792	3,908,065
Government and public institutions	—	—	—	—	7,154,049	7,154,049
Other industries	100	1	671	772	3,757,768	3,758,540
Individuals	42,851	22,411	137,040	202,302	11,979,249	12,181,551

Total domestic	61,065	40,945	331,206	433,216	54,323,164	54,756,380

Foreign:
Total foreign	8,550	6,224	14,975	29,749	9,985,312	10,015,061

Total	69,615	47,169	346,181	462,965	64,308,476	64,771,441

2012
Domestic:
Manufacturing	3,587	2,409	46,353	52,349	7,534,259	7,586,608
Construction and real estate	6,395	4,864	59,307	70,566	7,199,848	7,270,414
Services	3,325	2,436	14,571	20,332	3,960,947	3,981,279
Wholesale and retail	5,577	2,212	17,745	25,534	5,269,608	5,295,142
Transportation and communications	630	5,859	7,591	14,080	3,186,490	3,200,570
Banks and other financial institutions	—	—	6	6	3,501,260	3,501,266
Government and public institutions	—	—	—	—	6,911,725	6,911,725
Other industries	62	—	174	236	4,318,723	4,318,959
Individuals	41,802	23,189	85,964	150,955	11,759,801	11,910,756

Total domestic	61,378	40,969	231,711	334,058	53,642,661	53,976,719

Foreign:
Total foreign	2,137	5,728	14,531	22,396	12,079,458	12,101,854

Total	63,515	46,697	246,242	356,454	65,722,119	66,078,573

Allowance for loan losses	12 Months Ended
Mar. 31, 2012
Allowance for loan losses

6. Allowance for loan losses

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. In MHBK, MHCB and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK, MHCB and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK, MHCB and MHTB, such as consolidated VIEs and overseas subsidiaries. See Note 1 “Basis of presentation and summary of significant accounting policies” for further detail of the methodology used to determine allowance for loan losses and Note 5 “Loans” for further detail of obligor ratings and pool allocations.

Changes in Allowance for loan losses for the fiscal years ended March 31, 2010, 2011 and 2012 and their breakdown by portfolio segment for the fiscal years ended March 31, 2011 and 2012 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2010
Balance at beginning of fiscal year				869,786

Provision (credit) for loan losses				222,102

Charge-offs				260,491
Less: Recoveries				53,808

Net charge-offs				206,683

Others (2)				(5,772)

Balance at end of fiscal year				879,433

2011
Balance at beginning of fiscal year	736,630	119,749	23,054	879,433

Provision (credit) for loan losses	(47,532)	33,352	14,827	647

Charge-offs	163,269	3,258	18,063	184,590
Less: Recoveries	45,213	1,499	934	47,646

Net charge-offs	118,056	1,759	17,129	136,944

Others (2)	(7,926)	—	(680)	(8,606)

Balance at end of fiscal year	563,116	151,342	20,072	734,530

2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (2)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Others include primarily foreign exchange translation.
(3)	Certain Allowance for loan losses booked in other portfolio segment is classified in retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2011 and 2012:

	Corporate	Retail	Other	Total
	(in millions of yen)
2011
Allowance for loan losses	563,116	151,342	20,072	734,530

of which individually evaluated for impairment	246,622	45,304	8,599	300,525
of which collectively evaluated for impairment	316,494	106,038	11,473	434,005

Loans (2)	47,402,056	13,162,377	4,207,008	64,771,441

of which individually evaluated for impairment	718,058	106,817	51,421	876,296
of which collectively evaluated for impairment	46,683,998	13,055,560	4,155,587	63,895,145

2012
Allowance for loan losses	535,475	126,276	20,941	682,692

of which individually evaluated for impairment	252,853	23,396	9,333	285,582
of which collectively evaluated for impairment	282,622	102,880	11,608	397,110

Loans (2)	48,572,906	12,959,663	4,546,004	66,078,573

of which individually evaluated for impairment	667,824	55,149	43,074	766,047
of which collectively evaluated for impairment	47,905,082	12,904,514	4,502,930	65,312,526

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Amounts represent loan balances before deducting unearned income and deferred loan fees.
(3)	Certain Allowance for loan losses booked in other portfolio segment is classified in retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.
(4)	Certain loans are reclassified among portfolio segments as well as among impairment methods. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.

Due mainly to an improvement in economic conditions, the amount of Provision for loan losses and charge-offs significantly decreased in the fiscal year ended March 31, 2010.

In the fiscal years ended March 31, 2011 and 2012, Provision for loan losses decreased by ¥221,445 million and ¥23,691 million, respectively, from the previous fiscal years. Both of the decreases were due mainly to upgrades in the obligor category of a broad range of borrowers as a result of the effectiveness of the MHFG Group’s credit management activities which was enhanced against the backdrop of the improving domestic economic environment, reflecting the continuing gradual recovery of the Japanese economy.

Premises and equipment	12 Months Ended
Mar. 31, 2012
Premises and equipment

7. Premises and equipment

Premises and equipment at March 31, 2011 and 2012 consist of the following:

	2011	2012
	(in millions of yen)
Land	266,827	271,083
Buildings	710,226	735,188
Equipment and furniture	466,667	480,068
Leasehold improvements	88,107	89,200
Construction in progress	28,777	11,575
Software	683,514	668,448

Total	2,244,118	2,255,562
Less: Accumulated depreciation and amortization	1,129,914	1,150,693

Premises and equipment—net	1,114,204	1,104,869

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2010, 2011 and 2012 was ¥156,393 million, ¥162,128 million and ¥160,231 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥47,074 million and ¥45,392 million at March 31, 2011 and 2012, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2011 and 2012 amounted to ¥28,954 million and ¥28,254 million, respectively.

Goodwill and intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and intangible assets

8. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired (1)	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Foreign exchange translation	—	—	—
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

2012
Balance at beginning of fiscal year	1,973	5,637	7,610
Goodwill acquired (2)	—	3,776	3,776
Impairment losses recognized	—	5,637	5,637
Foreign exchange translation	(130)	16	(114)
Balance at end of fiscal year	1,843	3,792	5,635

Gross amount of goodwill	27,558	43,351	70,909
Accumulated impairment losses	25,715	39,559	65,274

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.
(2)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.

Due to prolonged severe business environment for MHIS, it was determined that the carrying amount of the MHIS operating segment exceeded its fair value, and therefore, goodwill impairment losses of ¥9,379 million and ¥5,637 million were recognized in the Global Retail Group during the fiscal years ended March 31, 2011 and 2012, respectively.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2011 and 2012.

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	8,347	65,602	73,949	13,721	60,228
Other	2,587	2,190	397	2,399	2,071	328

Total	76,536	10,537	65,999	76,348	15,792	60,556

Intangible assets not subject to amortization:
Total	9,768	—	9,768	9,744	—	9,744

Total	86,304	10,537	75,767	86,092	15,792	70,300

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

For the fiscal years ended March 31, 2010, 2011, and 2012, the MHFG Group recognized ¥3,917 million, ¥5,292 million, and ¥5,490 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2013	5,572
2014	5,669
2015	5,331
2016	5,039
2017	4,761

Pledged assets and collateral	12 Months Ended
Mar. 31, 2012
Pledged assets and collateral

9. Pledged assets and collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Interest-bearing deposits in other banks	52	47
Trading account assets	9,747	12,189
Available-for-sale securities	18,000	17,922
Loans	9,520	9,107
Other assets	649	1,009

Total	37,968	40,274

The associated liabilities collateralized by the above assets at March 31, 2011 and 2012 are summarized below:

	2011	2012
	(in billions of yen)
Deposits	825	450
Call money and funds purchased	1,878	1,596
Payables under repurchase agreements	4,599	5,393
Payables under securities lending transactions	4,750	7,635
Other short-term borrowings	9,301	9,825
Long-term debt	4,989	3,129

Total	26,342	28,028

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2011 and 2012, the reserve funds maintained by the MHFG Group, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥7,847 billion and ¥5,656 billion, respectively.

At March 31, 2011 and 2012, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥15,275 billion and ¥14,704 billion, respectively, of which ¥13,504 billion and ¥11,859 billion, respectively, were sold or repledged. Such collateral was primarily obtained under resale or securities borrowing agreements, and was used generally as collateral under repurchase or securities lending agreements, or to cover short sales.

Deposits	12 Months Ended
Mar. 31, 2012
Deposits

10. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2012) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2011 and 2012 are as follows:

	2011	2012
	(in millions of yen)
Domestic offices:
Time deposits	17,655,932	17,232,463
Certificates of deposit	7,853,270	8,397,493

Total	25,509,202	25,629,956

Foreign offices:
Time deposits	6,166,293	6,420,138
Certificates of deposit	1,796,966	3,427,254

Total	7,963,259	9,847,392

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2011 and 2012 was ¥582 billion and ¥540 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2012 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,124,190	8,396,843	31,521,033
Due after one year through two years	1,881,506	650	1,882,156
Due after two years through three years	1,498,412	—	1,498,412
Due after three years through four years	386,194	—	386,194
Due after four years through five years	403,424	—	403,424
Due after five years	134,283	—	134,283

Total	27,428,009	8,397,493	35,825,502

Foreign offices:
Due in one year or less	6,405,155	3,427,254	9,832,409
Due after one year through two years	13,479	—	13,479
Due after two years through three years	1,037	—	1,037
Due after three years through four years	1,678	—	1,678
Due after four years through five years	1,723	—	1,723
Due after five years	796	—	796

Total	6,423,868	3,427,254	9,851,122

Total	33,851,877	11,824,747	45,676,624

Debentures	12 Months Ended
Mar. 31, 2012
Debentures

11. Debentures

MHBK and MHCB issued debentures denominated in Japanese yen with fixed interest rate to private investors as a source of funding for their operational needs. The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2011	2012
	(%)		(in millions of yen)
Five-year coupon debentures	0.06 – 0.66	Apr.2011-Apr.2016	740,933	—

Notes:

(1)	Interest rates and maturities shown are as of March 31, 2011.
(2)	All debentures of ¥740,933 million at March 31, 2011 either matured, or were transferred to time deposits or withdrawn before maturity during the fiscal year ended March 31, 2012.

Due to trust accounts	12 Months Ended
Mar. 31, 2012
Due to trust accounts

12. Due to trust accounts

MHTB and TCSB, which are MHFG’s subsidiary trust banks, hold assets on behalf of their customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MHFG Group’s proprietary assets and are managed and accounted for separately. However, the cash of individual trust accounts is often placed with MHTB and TCSB for the customers’ short-term investment needs. These amounts which MHTB and TCSB owe to the trust accounts are recorded as Due to trust accounts.

On April 1, 2010, the MHFG Group consolidated certain guaranteed principal money trusts. See Note 26 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.

Long-term debt	12 Months Ended
Mar. 31, 2012
Long-term debt

13. Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2011 and 2012 is comprised of the following:

	2011	2012
	(in millions of yen)
Obligations under capital leases	23,794	20,851
Loan participation borrowings	69,937	59,517
Senior borrowings and bonds	4,550,298	4,438,602
Subordinated borrowings and bonds	4,309,467	3,942,848

Total	8,953,496	8,461,818

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2011	2012
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0-9.60	Apr. 2012-Jul. 2040	3,007,615	2,884,693
fixed rate denominated in U.S. dollars	0-7.49	Sep. 2012-Sep. 2038	5,288	126,371
fixed rate denominated in other currencies	0.60-4.58	Apr. 2012-Sep. 2014	11,243	63
floating rate denominated in Japanese yen	0-14	Apr. 2012-Mar. 2042	1,231,317	1,117,315
floating rate denominated in U.S. dollars	0-10	Apr. 2012-Jul. 2047	294,202	309,567
floating rate denominated in other currencies	0-1.81	Nov. 2012-May 2015	633	593

Total			4,550,298	4,438,602

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.31-4.74	Apr. 2012-Perpetual	3,536,156	3,366,558
fixed rate denominated in U.S. dollars	5.89-14.91	Apr. 2014-Perpetual	246,290	243,299
fixed rate denominated in Euro			59,588	—
floating rate denominated in Japanese yen	0.60-3.88	Mar. 2013-Perpetual	406,318	331,348
floating rate denominated in U.S. dollars	1.49-1.49	Dec. 2017-Jan. 2018	61,115	1,643

Total			4,309,467	3,942,848

Total			8,859,765	8,381,450

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2012.
(2)	Maturity information shown is the range of maturities at March 31, 2012.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2012:

(in millions of yen)
Fiscal years ending March 31:
2013	884,573
2014	764,019
2015	1,114,695
2016	1,102,843
2017	751,903
2018 and thereafter	3,843,785

Total	8,461,818

Other assets and liabilities	12 Months Ended
Mar. 31, 2012
Other assets and liabilities

14. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Other assets:
Collateral provided for derivative transactions	529,967	822,358
Accounts receivable from brokers, dealers and customers for securities transactions	841,542	815,064
Financial Stabilization Funds	330,153	189,146
Security deposits	106,881	106,682
Miscellaneous receivables	84,861	70,660
Loans held for sale	10,411	6,650
Other	437,734	573,355

Total	2,341,549	2,583,915

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,424,490	1,865,871
Guaranteed trust principal	578,283	550,869
Factoring amounts owed to customers	335,944	371,602
Collateral accepted for derivative transactions	322,960	366,928
Miscellaneous payables	249,487	296,690
Unearned income	146,536	141,967
Matured debentures	150,241	115,933
Accrued pension liability	102,392	27,060
Other	768,556	807,842

Total	4,078,889	4,544,762

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits were expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount was accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2011 was ¥330,153 million. ¥149,017 million of the deposits was collected during the fiscal year ended March 31, 2012, and the remaining carrying amount of the deposits as of March 31, 2012 of ¥189,146 million was collected in June 2012.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Matured debentures

Matured debentures represent the principal balance of debentures that have reached maturity but have not yet been repaid to customers.

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, which the MHFG Group provides guarantees for the repayment of principal. See Note 26 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.

Preferred stock	12 Months Ended
Mar. 31, 2012
Preferred stock

15. Preferred stock

The composition of preferred stock at March 31, 2010, 2011 and 2012 is as follows:

2010	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

2012	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	541,073,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	541,073,800

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above as liquidation value per share, in priority to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend. Accrued dividend is calculated on a daily basis starting on the first day of the fiscal period in which the call date belongs and ending on the call date. If an interim dividend is paid during that fiscal period, the amount of this interim dividend will be subtracted from the accrued dividend.

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows.

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2012 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

Class of stock	Issued at March 31, 2009	Net change	Issued at March 31, 2010	Net change	Issued at March 31, 2011	Net change	Issued at March 31, 2012
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	—	36,690,000	—	36,690,000	—	36,690,000

Total	951,442,000	—	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	951,442	—	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common stock	12 Months Ended
Mar. 31, 2012
Common stock

16. Common stock

On September 1, 2011, MHFG exchanged 824,271,984 shares of its common stock for 30.15 percent of the voting equity interests in MHTB, in order to turn MHTB into MHFG’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥95,828 million and the MHFG Group recognized decrease of ¥65,494 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥958 million was adjusted to reflect the change in the ownership interest in MHTB through a corresponding increase in additional paid-in capital.

On September 1, 2011, MHCB exchanged 951,166,005 shares of MHFG’s common stock for 40.80 percent of the voting equity interests in MHSC, in order to turn MHSC into MHCB’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥110,379 million and the Group recognized increase of ¥38,423 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥2,178 million was adjusted to reflect the change in the ownership interest in MHSC through a corresponding decrease in additional paid-in capital.

On September 1, 2011, MHBK exchanged 322,928,897 shares of MHFG’s common stock for 46.02 percent of the voting equity interests in MHIS, in order to turn MHIS into MHBK’s wholly-owned subsidiary. This transaction was accounted for as an equity transaction. The consideration through issuance of common stock was ¥37,497 million and the Group recognized increase of ¥11,599 million in additional paid-in capital which reflects the adjustment to the carrying amount of Noncontrolling interests. In addition, the carrying amount of Accumulated other comprehensive income of ¥744 million was adjusted to reflect the change in the ownership interest in MHIS through a corresponding increase in additional paid-in capital.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	1,315,457,030	287,787,630	151,921,540
Issuance of new shares of common stock by exercise of stock acquisition rights	—	—	4,748,000
Issuance of new shares of common stock by public offering	2,804,400,000	5,609,000,000	—
Issuance of new shares of common stock by way of third-party allotment	195,600,000	391,000,000	—
Issuance of new shares of common stock for stock exchanges	—	—	2,109,310,867

Balance at end of fiscal year	15,494,397,690	21,782,185,320	24,048,165,727

Dividends	12 Months Ended
Mar. 31, 2012
Dividends

17. Dividends

The amount available for dividends under the Company Law is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2012, MHFG’s capital stock, capital surplus and retained earnings were ¥2,254,973 million, ¥1,194,865 million and ¥1,235,038 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2012 was ¥1,199,215 million, of which ¥1,194,865 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for legal reserve, the Company Law and the Banking Law impose certain limitations on the amount available for dividends. Under the Company Law, MHFG’s maximum amount available for dividends, at March 31, 2012, was ¥1,225,235 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Law and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum 4.0% Tier 1 capital for capital adequacy purposes. See Note 18 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

2010	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

Notes:

(1)	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters	12 Months Ended
Mar. 31, 2012
Regulatory matters

18. Regulatory matters

Regulatory capital requirements

MHFG, MHCB, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Law and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial statements.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, new guidelines were implemented by the Financial Services Agency to comply with the new capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed in terms of credit risk according to risk components such as probability of default and loss given default, which are derived from the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance-sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The Group adopts the advanced measurement approach for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors.

With regard to risk-based capital, these guidelines are consistent with the original BIS framework, or Basel I, in requiring a target minimum standard capital adequacy ratio of 8%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis for banks with international operations, such as MHCB and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following three tiers: Tier 1 capital; Tier 2 capital; and Tier 3 capital. Tier 1 capital generally consists of shareholders’ equity less any recorded goodwill, unrealized losses (net of taxes) on valuation of certain securities classified as “other securities” under Japanese GAAP which is similar to available-for-sale securities under U.S.GAAP, consolidation adjustment accounts and others. Tier 2 capital generally consists of: general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach; 45% of each of the unrealized gains on “other securities” and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk equivalent and the amount of Tier 1 capital.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations.

Japanese banks with only domestic operations, such as MHBK, are subject to Japanese capital adequacy requirements that are similar to those discussed above, except that domestic banks are required to maintain a minimum capital adequacy ratio of 4%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis.

In December 2008, the Financial Services Agency implemented special temporary measures, applicable through March 2012, which (i) allow Japanese banks and bank holding companies with international operations to elect not to add unrealized gains on valuation of bonds with a zero risk weighting to Tier 2 capital and not to deduct unrealized losses on valuation of bonds with a zero risk weighting from Tier 1 capital, and (ii) require Japanese banks and bank holding companies with only domestic operations not to deduct unrealized losses on valuation of “other securities” under Japanese GAAP (including equity securities) from Tier 1 capital. The Japanese capital adequacy requirements applicable to Japanese banks and bank holding companies with only domestic operations do not allow unrealized gains on “other securities” to be added to Tier 2 capital before or after these special temporary measures.

In December 2010, the Basel Committee on Banking Supervision issued the Basel III rules text (later revised in June 2011), which sets out a framework for higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. In March 2012, the Financial Services Agency published revisions to its capital adequacy guidelines to be applied from March 31, 2013, which generally reflect certain rules in the Basel III text that are scheduled to be applied from January 1, 2013.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations, or other actions that could have a material effect on its financial statements.

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2011 and 2012 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2011		2012
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,068	4.00	2,007	4.00
Actual	6,170	11.93	6,398	12.75
Total risk-based capital:
Required	4,136	8.00	4,013	8.00
Actual	7,911	15.30	7,773	15.49
MHCB:
Tier 1 capital:
Required	1,125	4.00	1,117	4.00
Actual	4,529	16.10	4,431	15.86
Total risk-based capital:
Required	2,250	8.00	2,235	8.00
Actual	5,287	18.80	4,974	17.80
MHBK:
Tier 1 capital:
Required	457	2.00	426	2.00
Actual	2,375	10.38	2,428	11.39
Total risk-based capital:
Required	915	4.00	852	4.00
Actual	3,411	14.91	3,307	15.52
MHTB:
Tier 1 capital:
Required	98	4.00	95	4.00
Actual	297	12.11	335	14.02
Total risk-based capital:
Required	196	8.00	191	8.00
Actual	400	16.34	436	18.26
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,025	4.00	1,013	4.00
Actual	4,054	15.82	4,135	16.32
Total risk-based capital:
Required	2,049	8.00	2,026	8.00
Actual	5,212	20.34	5,105	20.15
MHBK:
Tier 1 capital:
Required	442	2.00	413	2.00
Actual	2,329	10.54	2,380	11.51
Total risk-based capital:
Required	884	4.00	826	4.00
Actual	3,318	15.02	3,227	15.62
MHTB:
Tier 1 capital:
Required	96	4.00	94	4.00
Actual	296	12.28	332	14.13
Total risk-based capital:
Required	193	8.00	188	8.00
Actual	399	16.54	433	18.42

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Law. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2012, that MHFG, MHCB, MHBK, MHTB, and their securities subsidiaries in Japan are in compliance with all capital adequacy requirements to which they are subject.

Earnings per common share	12 Months Ended
Mar. 31, 2012
Earnings per common share

19. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	999,689	412,669	656,389
Less: Net income attributable to preferred shareholders	11,086	9,438	8,672

Net income attributable to common shareholders	988,603	403,231	647,717

Effect of dilutive securities:
Convertible preferred stock	9,986	8,337	7,571
Stock compensation-type stock options	(25)	(19)	—

Net income attributable to common shareholders after assumed conversions	998,564	411,549	655,288

	2010	2011	2012
	(thousands of shares)
Shares:
Weighted average common shares outstanding	14,013,058	19,722,818	23,073,544

Effect of dilutive securities:
Convertible preferred stock (Note)	2,181,091	1,682,139	1,384,367
Stock compensation-type stock options	6,663	10,152	11,628

Weighted average common shares after assumed conversions	16,200,812	21,415,109	24,469,539

	2010	2011	2012
	(in yen)
Amounts per common share:
Basic net income per common share	70.55	20.44	28.07

Diluted net income per common share	61.64	19.22	26.78

Note:	The number of the dilutive common shares is based on the applicable conversion prices.

Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes

20. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Current:
Domestic	10,975	6,951	22,103
Foreign	6,138	11,412	32,714

Total current tax expense	17,113	18,363	54,817

Deferred:
Domestic	(378,678)	174,667	(36,777)
Foreign	1,370	197	(4,162)

Total deferred tax expense	(377,308)	174,864	(40,939)

Total income tax expense	(360,195)	193,227	13,878

The preceding table does not reflect the tax effects of items recorded directly in Shareholders’ equity for the fiscal years ended March 31, 2010, 2011 and 2012. The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2010	2011	2012
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	361,234	(131,416)	29,925
Less: reclassification adjustments (Note)	(54,757)	(32,473)	18,249

Total	306,477	(163,889)	48,174

Pension liability adjustments:
Unrealized gains (losses)	9,051	(42,090)	2,367
Less: reclassification adjustments	14,481	6,206	8,992

Total	23,532	(35,884)	11,359

Total tax effect before allocation to noncontrolling interests	330,009	(199,773)	59,533

Note:	The amounts for the fiscal years ended March 31, 2011 and 2012 are presented based on the balances of AOCI at the point of their realization into earnings. The amount for the fiscal year ended March 31, 2010, which was previously presented based on the beginning balance of AOCI, is presented in the same manner to conform to the current year presentation.

Since the MHFG Group does not have the intention to divest its foreign subsidiaries in the foreseeable future, deferred taxes are not provided on the temporary differences related to foreign currency translation adjustments.

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	686,455	611,357	662,835
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	279,319	248,761	269,708
Income not subject to tax	(23,207)	(17,334)	(18,295)
Expenses not deductible for tax purposes	1,496	1,517	1,469
Tax rate differentials of subsidiaries	650	3,288	(4,142)
Change in valuation allowance	(1,104,610)	(135,867)	(371,271)
Change in undistributed earnings of subsidiaries	10,384	10,724	(7,118)
Change in net operating loss carryforwards resulting from intercompany capital transactions	(1,400)	1,484	162
Expiration of net operating loss carryforwards	481,805	76,903	33,576
Business combination (Note 3)	(38,721)	—	—
Effect of enacted change in tax rates (Note)	—	—	107,011
Other	34,089	3,751	2,778

Income tax expense (benefit)	(360,195)	193,227	13,878

Note:	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rates concerning MHFG’s tax returns for the fiscal years ending March 31, 2013 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be reduced to 38.01% and 35.64%, respectively, from the previous rate of 40.69%. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

The components of net deferred tax assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	(in millions of yen)
Deferred tax assets:
Investments	1,096,761	1,063,804
Allowance for loan losses	416,785	333,231
Trading account assets	92,192	58,598
Prepaid pension cost and accrued pension liabilities	71,690	11,559
Financial Stabilization Funds	11,729	—
Premises and equipment	6,757	—
Undistributed earnings of subsidiaries	—	1,193
Net operating loss carryforwards	1,790,354	1,476,045
Other	302,407	282,998

	3,788,675	3,227,428
Valuation allowance	(2,478,130)	(1,952,899)

Deferred tax assets, net of valuation allowance	1,310,545	1,274,529

Deferred tax liabilities:
Available-for-sale securities	354,710	368,929
Derivative financial instruments	32,172	28,021
Premises and equipment	—	3,838
Undistributed earnings of subsidiaries	5,925	—
Other	76,121	52,863

Deferred tax liabilities	468,928	453,651

Net deferred tax assets	841,617	820,878

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets would be deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2011 and 2012.

At March 31, 2012, the MHFG Group had net operating loss carryforwards totaling ¥4,042 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2013	2,690
2014	16
2015	5
2016	—
2017	—
2018 and thereafter	1,331

Total	4,042

Included in net operating loss carryforwards in the above table are carryforwards of the holding company and a subsidiary of ¥3,511 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥602 million, ¥651 million and ¥802 million interest and penalties was ¥4,193 million, ¥1,829 million and ¥2,160 million at March 31, 2010, 2011 and 2012, respectively, of which ¥2,596 million, ¥1,829 million and ¥2,160 million would, if recognized, affect the Group’s effective tax rate, respectively. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193	1,829

Gross amount of increases related to positions taken during prior years	3,394	117	362
Gross amount of increases related to positions taken during the current year	—	20	244
Amount of decreases related to settlements	(10,306)	(2,218)	(227)
Foreign exchange translation	(534)	(283)	(48)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829	2,160

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2004, 2002 and 2002, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.

Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2012
Pension and other employee benefit plans

21. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries, including MHBK, MHCB, and MHTB, sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under the plans is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their career were deemed meritorious and to those with particular circumstances.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized for contributions to the plans for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥3,391 million, ¥3,601 million and ¥2,129 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2010, 2011 and 2012 includes the following components:

	2010	2011	2012
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,342	27,761	27,734
Interest costs on projected benefit obligation	25,062	25,182	24,267
Expected return on plan assets	(15,120)	(40,209)	(28,234)
Amortization of prior service benefit	(318)	(319)	(318)
Amortization of net actuarial loss (gain)	36,483	15,532	25,595
Special termination benefits (Note)	4,387	4,222	14,115

Net periodic benefit cost	77,836	32,169	63,159

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2011 and 2012 were summarized as follows:

	2011	2012
	(in millions of yen)
Net actuarial gain (loss)	(130,169)	25,401
Amortization of net actuarial loss (gain)	15,532	25,595
Amortization of prior service benefit	(319)	(318)

Total recognized in other comprehensive income (loss) before-tax	(114,956)	50,678

As of March 31, 2012, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefit and actuarial loss over the next fiscal year, are estimated to be ¥318 million and ¥16,964 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Expected rates of return on plan assets	1.49%	3.10%	2.27%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds that received a rating of AA(Aa) or higher from rating agencies. The durations of such bonds closely match those of the benefit obligations. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2011 and 2012 for the plans of MHFG and its subsidiaries:

	2011	2012
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,306,349	1,328,316
Service cost	27,761	27,734
Interest cost	25,182	24,267
Plan participants’ contributions	1,196	1,186
Actuarial loss (gain)	33,171	32,307
Foreign exchange translation	(1,112)	(364)
Benefits paid	(46,461)	(51,981)
Lump-sum payments	(17,770)	(17,751)

Benefit obligation at end of fiscal year	1,328,316	1,343,714

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,276,783	1,226,058
Actual return (negative return) on plan assets	(56,880)	85,935
Foreign exchange translation	(829)	(289)
Employer contributions	52,249	62,254
Plan participants’ contributions	1,196	1,186
Benefits paid	(46,461)	(51,981)

Fair value of plan assets at end of fiscal year	1,226,058	1,323,163

Funded status	(102,258)	(20,551)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	134	6,509
Accrued pension liability	(102,392)	(27,060)

Net amount recognized	(102,258)	(20,551)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,979	1,661
Net actuarial gain (loss)	(407,974)	(356,978)

Net amount recognized	(405,995)	(355,317)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,301,798 million and ¥1,312,981 million, respectively, as of March 31, 2011 and 2012. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,327,682	87,935
Fair value of plan assets	1,225,290	60,831
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,301,163	84,752
Fair value of plan assets	1,225,290	60,831

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation is based on optimal portfolios, which are estimated by expected return and risk according to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of a financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2012 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2011 and 2012, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2011						2012
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	533		—		—	533	601		—		—	601
Pooled funds (2)	—		67		—	67	—		70		—	70
Japanese debt securities:
Government bonds	161		—		—	161	183		—		—	183
Pooled funds (2)	—		40		—	40	—		41		—	41
Other	—		8		—	8	—		8		—	8
Foreign equity securities:
Common stocks	46		—		—	46	43		—		—	43
Pooled funds (2)	—		71		—	71	—		77		—	77
Foreign debt securities:
Government bonds	60		5		—	65	61		4		—	65
Pooled funds (2)	—		48		—	48	—		52		—	52
Other	—		13		—	13	—		16		—	16
General account of life insurance companies (3)	—		105		—	105	—		108		—	108
Hedge funds	—		—		1	1	—		—		1	1
Other	70	(4)	(2	) (5)	—	68	60	(4)	(2	) (5)	—	58

Total assets at fair value	870		355		1	1,226	948		374		1	1,323

Notes:
(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Amounts of actual returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2011 and 2012 were not significant.

Contributions

A contribution of approximately ¥48 billion is expected to be paid to the pension plans in the fiscal year ending March 31, 2013, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2013	61,748
2014	64,591
2015	66,872
2016	68,812
2017	69,999
2018-2022	360,114

Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation

22. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, MHBK, MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009. The Group maintained three types of stock-based compensation plans for Directors of MHFG, MHBK and MHCB (“MHFG Stock Plan”), for those of MHTB (“MHTB Stock Plan”), and for those of MHSC (“MHSC Stock Plan”). These three plans were integrated into MHFG Stock Plan during the fiscal year ended March 31, 2012, as MHTB and MHSC became MHFG’s wholly-owned subsidiaries and the stocks of these entities were delisted.

MHFG Stock Plan

In this plan, 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHCB, MHTB or MHSC.

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	12,338,000	1
Granted during fiscal year	12,452,000	1
Exercised during fiscal year	5,295,000	1
Forfeited during fiscal year	4,000	1

Outstanding at end of fiscal year	19,491,000	1	19.05	2,612

Exercisable at end of fiscal year	534,000	1	18.49	72

There were no non-vested stock options remaining as of March 31, 2012.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, MHCB, MHTB and MHSC, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2011	2012
Risk-free interest rate	0.13%	0.15%
Expected volatility	59.55%	34.04%
Expected remaining term (in years)	2.00	2.34
Expected dividend yield	4.55%	5.66%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010, 2011 and 2012 was ¥168,690, ¥119,520 and ¥91,840, respectively.

The compensation cost related to this plan recognized in income was ¥984 million, ¥814 million and ¥788 million during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Ex-MHTB Stock Plan

In this plan, 1,000 shares of MHTB common stock were to be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise was 1 yen per share. The contractual term of the stock acquisition rights was 20 years. A holder might exercise the stock acquisition rights only after the date on which such holder lost the status as a Director of MHTB.

The following is a roll-forward of ex-MHTB Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	4,564,000	1
Exercised during fiscal year	1,518,000	1
Cancelled during fiscal year (Note)	3,046,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHTB common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.15%
Expected volatility	47.67%
Expected remaining term (in years)	2.00
Expected dividend yield	1.37%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥110,000 and ¥70,030, respectively.

The compensation cost related to this plan recognized in income was ¥192 million and ¥181 million during the fiscal years ended March 31, 2010 and 2011, respectively.

Ex-MHSC Stock Plan

In this plan, 1,000 shares of MHSC common stock were to be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise was 1 yen per share. The contractual term of the stock acquisition rights was 20 years. A holder might exercise the stock acquisition rights only after the date on which such holder lost the status as a Director of MHSC. If a holder assumed the status as a Director of the company immediately after losing the status as a Director of the company, the holder might exercise the stock acquisition rights only after losing such status finally and definitely.

The following is a roll-forward of ex-MHSC Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,621,000	1
Exercised during fiscal year	1,104,000	1
Cancelled during fiscal year (Note)	1,517,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHSC common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.18%
Expected volatility	50.47%
Expected remaining term (in years)	3.27
Expected dividend yield	2.42%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥306,210 and ¥190,280, respectively.

The compensation cost related to this plan recognized in income was ¥372 million and ¥373 million during the fiscal years ended March 31, 2010 and 2011, respectively.

Derivative financial instruments	12 Months Ended
Mar. 31, 2012
Derivative financial instruments

23. Derivative financial instruments

The MHFG Group uses derivative financial instruments in response to the diverse needs of customers, to control the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance on transactions. Credit risk arises from counterparty failure to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to credit risk is measured by the fair value of all derivatives in a gain position and its potential increase at the balance sheet dates. The exposure to credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional amount and fair value of derivative contracts

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2011 and 2012. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2011	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,186	—	9,964	—	9,541
Foreign exchange contracts	79,757	—	2,845	1	2,464
Equity-related contracts	3,242	—	154	—	150
Credit-related contracts	8,934	—	59	—	39
Other contracts	803	—	104	—	87

Total	946,922	—	13,126	1	12,281

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which amounts were ¥530 billion and ¥323 billion at March 31, 2011, and ¥822 billion and ¥367 billion at March 31, 2012, respectively.

Hedging activities

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported immediately in earnings. The MHFG Group’s hedging activities include fair value and net investment hedges.

Fair value hedges

The MHFG Group primarily uses option and forward contracts to modify exposure to changes in fair value of available-for-sale securities. For qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged are recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Trading account gains (losses)—net. No ineffectiveness exists because the MHFG Group chooses to exclude changes in the option’s time value and price differences between the spot and the forward from the effectiveness test. If the hedge relationship is terminated, the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment.

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income
2010	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	469	(898)	—	(429)

Total	469	(898)	—	(429)

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

Net investment hedges

The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. For net investment hedges, the changes in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated and is effective as a hedge of the net investment. The change in fair value of the ineffective portion is recorded in Foreign exchange gains (losses)—net in earnings. No amount is excluded from the assessment of hedge effectiveness of net investment hedges.

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2010		2011		2012
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(4,489)	—	43,740	5,168	8,024	1,666

Total	(4,489)	—	43,740	5,168	8,024	1,666

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥0 million, ¥(1,144) million and ¥1,893 million were reclassified to earnings for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Derivative instruments not designated or qualifying as hedges

The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management hedging strategies: (1) interest-rate swap transactions for the purpose of hedging interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of hedging the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of hedging the credit risk in loans, RMBS, CMBS, CLO and other similar assets. Such derivatives are accounted for as trading positions. The change in fair value of those instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income
	2010	2011	2012
	(in millions of yen)
Interest rate contracts (1)	115,416	250,222	261,632
Foreign exchange contracts	111,845	(105,504)	(146,258)
Equity-related contracts (1)	(22,841)	11,223	(7,143)
Credit-related contracts (2)	(97,215)	(15,220)	(5,575)
Other contracts	(2,103)	1,943	283

Total	105,102	142,664	102,939

Notes:

(1)	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Credit derivatives

A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.

The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credit, which substantially offsets its exposure. Thus, the notional amount is not a reliable indicator of the Group’s actual loss exposure.

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2011 and 2012:

	2011		2012
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,509	—	2,072	(2)
Non-investment grade	1,935	6	1,303	2

Total	4,444	6	3,375	—

Credit protection purchased	4,520	15	3,651	23

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2011 and 2012:

	Maximum payout/Notional amount
	2011	2012
	(in billions of yen)
One year or less	1,212	1,422
After one year through five years	3,024	1,896
After five years	208	57

Total	4,444	3,375

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features

Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in the Group’s net liability positions. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in liability positions on March 31, 2011 and 2012 was ¥1,501 billion and ¥1,585 billion, respectively. As the Group has provided ¥1,102 billion and ¥1,379 billion as collateral to the counterparties in its normal course of business on March 31, 2011 and 2012, respectively, if the contingent features described above were triggered on March 31, 2011 and 2012, the amount immediately required to settle would be ¥399 billion and ¥206 billion, respectively.

Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies

24. Commitments and contingencies

Obligations under guarantees

The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. The guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value on the consolidated balance sheets at the inception of the guarantee. The carrying amount of guarantees and similar obligations at March 31, 2011 and 2012 was ¥15 billion and ¥17 billion, respectively, and was included in Other liabilities.

The types of guarantees under ASC 460 provided by the MHFG Group are described below.

Performance guarantees

Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.

Guarantees on loans

Guarantees on loans include an obligation to guarantee the customer’s borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.

Guarantees on securities

Guarantees on securities include an obligation to guarantee securities, such as bonds issued by customers.

Other guarantees

Other guarantees include an obligation to guarantee customers’ payment, such as tax payments.

Guarantees for the repayment of trust principal

The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to compensate for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off impaired loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. On April 1, 2010, the MHFG Group consolidated certain guaranteed principal money trusts. See Note 26 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust. The contract amounts of guarantees for repayment of unconsolidated trust principal are presented in the tables below.

Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is judged to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.

Liabilities of trust accounts

The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are generally covered by the corresponding trust assets. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making payment.

The amounts of such liabilities in the trust accounts excluding those with the special covenant of limited liability are presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and others.

Derivative financial instruments

Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index that is related to an asset, a liability, or an equity security of counterparties. The MHFG Group’s payments could involve a gross settlement or a net settlement. Because it is difficult in practice to determine whether the counterparty has the asset, the liability or the equity security relating to the underlying, the MHFG Group has decided to include all credit default swaps and written options, excluding written options outside the scope of ASC 460, in the guarantee disclosures.

Maximum exposure under guarantee contracts

The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2011 and 2012. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be repaid in the event of guarantees execution, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Investment grade	1,760	2,125
Non-investment grade	1,241	1,128

Total	3,001	3,253

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Other off-balance-sheet instruments

In addition to guarantees, the MHFG Group issues other off-balance-sheet instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ request.

Commitments to extend credit

Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Commitments to invest in securities

Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as venture capital funds or corporate recovery funds in accordance with the terms of investment agreements.

Commercial letters of credit

Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Commitments to extend credit (Note)	50,436	52,438
Commercial letters of credit	465	536

Total	50,901	52,974

Note:	Commitments to extend credit include commitments to invest in securities.

Allowance for losses on off-balance-sheet instruments

Other liabilities include an allowance for losses on off-balance-sheet instruments, of which amount at March 31, 2011 and 2012 was ¥112 billion and ¥112 billion, respectively.

Leases

The MHFG Group leases certain office space and equipment under noncancelable agreements. Future minimum rental commitments for noncancelable leases at March 31, 2012 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2013	5,601	42,086
2014	4,336	30,365
2015	3,432	12,663
2016	2,847	8,480
2017	2,129	7,470
2018 and thereafter	3,891	20,633

Total minimum lease payments	22,236	121,697

Amount representing interest	1,385

Present value of minimum lease payments	20,851

Total rental expense for the fiscal years ended March 31, 2010, 2011 and 2012 was ¥106,177 million, ¥102,455 million and ¥101,003 million, respectively.

During prior years, the MHFG Group’s major banking subsidiaries sold their head offices (including land, buildings, facilities and equipment) to third parties. Concurrent with the sales, these subsidiaries leased the properties back for periods of 5 and 10 years at total lease payment for the whole period of ¥214,690 million. The terms of certain lease agreements were changed during the fiscal years ended March 31, 2009, 2011 and 2012, and the total lease payment for the whole period increased to ¥215,210 million, consequently. The MHFG Group recorded the transactions as operating leases. The future minimum lease payments under the terms of the related lease agreements were ¥54,735 million, ¥39,421 million and ¥29,879 million at March 31, 2010, 2011 and 2012, respectively.

Legal proceedings

The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.

The Group’s Indonesian subsidiary acts as collateral agent for the trustee of bond issuances made by subsidiaries of Asia Pulp & Paper Company Ltd. (“APP”). In that role, the subsidiary is involved in a dispute between the bondholders and such APP subsidiaries in their capacities as the issuers, guarantors and/or pledgors of security for the bonds relating to foreclosure proceedings on the collateral and has been named as a defendant in a lawsuit brought by the obligors under the bonds in Indonesia. The Group’s consolidated financial statements do not include a reserve in relation to this dispute because the Group does not believe that the resolution of this matter will have a significant impact on the consolidated financial condition or results of operations of the Group, although there can be no assurance as to the foregoing.

In July 2012, Mizuho Securities USA Inc. (“MSUSA”), a subsidiary of MHSC, entered into a settlement with the SEC with respect to alleged misconduct of certain former employees in connection with a collateralized debt obligation that it structured and marketed in 2007. Under the settlement, MSUSA agreed to pay a total of US$127.5 million in penalties, disgorgement and prejudgment interest, without either admitting or denying any wrongdoing. Because, in the fiscal year ended March 31, 2012, the MHFG Group had accrued an adequate liability for contingencies in connection with this matter in an amount that covered most of the foregoing settlement amount, the settlement will not have any material effect on the Group’s results of operations for the fiscal year ending March 31, 2013.

Noncontrolling interests in consolidated subsidiaries	12 Months Ended
Mar. 31, 2012
Noncontrolling interests in consolidated subsidiaries

25. Noncontrolling interests in consolidated subsidiaries

Noncontrolling interests represent the equity for the remaining outstanding voting stock of subsidiaries not owned by the MHFG Group. The changes in noncontrolling interests in fiscal years ended March 31, 2010, 2011 and 2012 consisted of noncontrolling interests in net income or loss of subsidiaries, noncontrolling interests in changes in other comprehensive income of subsidiaries and changes resulting from changes in the ownership percentage of the Group in certain subsidiaries.

During the fiscal year ended March 31, 2010, MHFG exchanged certain voting equity interests in MHSC for those in Shinko, which had been an equity method affiliate of the Group, and merged the two entities. As a result of the transaction, the Group’s ownership in MHSC was decreased to 59.22 percent at March 31, 2010. See Note 3 “Business Combination” for further details of the merger.

During the fiscal year ended March 31, 2012, the MHFG Group exchanged certain MHFG’s common stock for 30.15, 40.80 and 46.02 percent of the voting equity interests in MHTB, MHSC and MHIS, respectively, in order to turn those subsidiaries into MHFG’s wholly-owned subsidiaries. See Note 16 “Common stock” for further details of the transactions. Then the Group transferred 5.34 percent of the voting equity interests in MHSC to The Norinchukin Bank.

Variable interest entities and securitizations	12 Months Ended
Mar. 31, 2012
Variable interest entities and securitizations

26. Variable interest entities and securitizations

Variable interest entities

In the normal course of business, the MHFG Group is involved with VIEs primarily through the following types of transactions: asset-backed commercial paper/loan programs, asset-backed securitizations, investment funds, trust arrangements, and structured finance. The Group consolidated certain of these VIEs, in accordance with the new consolidation guidance effective April 1, 2010, where the Group was deemed to be the primary beneficiary because it has both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. According to such new consolidation guidance, the MHFG Group additionally consolidated certain VIEs and former qualifying special-purpose entities (“QSPEs”) that had not been consolidated prior to April 1, 2010. There are also other VIEs, where the Group determined that it was not the primary beneficiary but had significant variable interests. In evaluating the significance of the variable interests, the Group comprehensively takes into consideration the extent of its involvement with each VIE, such as the seniority of its investments, the share of its holding in each tranche and the variability it expects to absorb, as well as other relevant facts and circumstances. The likelihood of loss is not necessarily relevant to the determination of significance, and therefore, “significant” does not imply that there is high likelihood of loss. The maximum exposure to loss that is discussed in this section refers to the maximum loss that the Group could be required to record in its consolidated statements of income as a result of its involvement with the VIE. Further, this maximum potential loss is disclosed regardless of the probability of such losses and, therefore, it is not indicative of the ongoing exposure which is managed within the Group’s risk management framework.

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2011 and 2012:

	Consolidated VIEs	Significant unconsolidated VIEs
2011	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,085	—	—
Asset-backed securitizations	511	680	44
Investments in securitization products	94	—	—
Investment funds	684	1,841	266
Trust arrangements and other	176	—	—

Total	3,550	2,521	310

	Consolidated VIEs	Significant unconsolidated VIEs
2012	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,129	—	—
Asset-backed securitizations	426	582	33
Investments in securitization products	74	—	—
Investment funds	989	2,455	334
Trust arrangements and other	119	—	—

Total	3,737	3,037	367

The Group has not provided financial or other support to consolidated or unconsolidated VIEs that the Group was not previously contractually required to provide.

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2011 and 2012:

Assets on balance sheets related to unconsolidated VIEs:	2011	2012
	(in billions of yen)
Trading account assets	72	46
Investments	201	202
Loans	59	120

Total	332	368

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2011	2012
	(in billions of yen)
Trading account liabilities	1	0
Payables under securities lending transactions	23	15

Total	24	15

Maximum exposure to loss	310	367

Asset-backed commercial paper/loan programs

The MHFG Group manages several asset-backed commercial paper/loan programs that provide its clients’ off-balance-sheet and/or cost-effective financing. The VIEs used in the programs purchase financial assets, primarily receivables, from clients participating in the programs and provide liquidity through the issuance of commercial paper or borrowings from the MHFG Group backed by the financial assets. While customers normally continue to service the transferred receivables, the MHFG Group underwrites, distributes, and makes a market in commercial paper issued by the conduits. The MHFG Group typically provides program-wide liquidity and credit support facilities and, in some instances, financing to the VIEs. The MHFG Group has the power to determine which assets will be held in the VIEs and has an obligation to monitor these assets. The Group is also responsible for liability management. In addition, through the liquidity and credit support facilities with the VIEs, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidated this type of VIEs.

Asset-backed securitizations

The MHFG Group acts as an arranger of various types of structured finance to meet clients’ off-balance-sheet financing needs. In substantially all of these structured financing transactions, the transfer of the financial asset by the client is structured to be bankruptcy remote by use of a bankruptcy remote entity, which is deemed to be a VIE because its equity holder does not have decision making rights. The MHFG Group receives fees for structuring and/or distributing the securities sold to investors. In some cases, the MHFG Group itself purchases the securities issued by the entities and/or provides loans to the VIEs.

In addition, the MHFG Group establishes several single-issue and multi-issue special purpose entities that issue collateralized debt obligations (“CDO”) or CLO, synthetic CDO/CLO or other repackaged instruments to meet clients’ and investors’ financial needs. The MHFG Group also arranges securitization transactions including CMBS, RMBS and others. In these transactions, the MHFG Group acts as an underwriter, placement agent, asset manager, derivatives counterparty, and/or investor to debt and equity instruments.

In certain VIEs, where the MHFG Group provides liquidity and credit support facilities, writes credit protection or invests in debt or equity instruments in its role as an arranger, servicer, administrator or asset manager, etc., the Group has the power to determine which assets will be held in the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidated such VIEs.

In a certain securitization transaction where the MHFG Group had transferred mortgage loans to a former QSPE, the Group, as continuing involvement, provides servicing for, holds retained subordinated beneficial interests in, and retains credit exposure in the form of a guarantee in the mortgage loans. Prior to April 1, 2010, this entity had been exempt from consolidation in accordance with the former accounting guidance. With elimination of the concept of QSPEs, the Group consolidated the entity as of April 1, 2010. In its role as a servicer, the Group has the power to direct the entity’s activities that most significantly impact the entity’s economic performance by managing defaulted mortgage loans. In addition, through the retained interest and the involvement as a guarantor above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the entity.

Investments in securitization products

The MHFG Group invests in, among other things, various types of CDO/CLO, synthetic CDO/CLO and repackaged instruments, CMBS and RMBS arranged by third parties for the purpose of generating current income or capital appreciation, which all utilize entities that are deemed to be VIEs. By design, such investments were investment grade at issuance and held by a diverse group of investors. The loss amount of securities and loans is generally limited to the amount invested because the Group has no contractual involvement in such VIEs beyond its investments. Since the Group is involved in those VIEs only as an investor, the Group does not ordinarily have the power to direct the VIEs’ activities that most significantly impact the VIEs’ economic performance. However, the Group consolidated VIEs, where the transactions were tailored by the third party arrangers to meet the Group’s needs as a main investor, who is eventually deemed to have the power to determine which assets to be held in the VIEs.

Investment funds

The MHFG Group invests in various investment funds including securities investment trusts, which collectively invest in equity and debt securities that include listed Japanese securities and investment grade bonds. Investment advisory companies or fund management companies, including the Group’s subsidiaries and affiliates, administer and make investment decisions over such investment funds. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary. The Group has determined that certain investment vehicles managed by the Group are provided a deferral from the requirements of SFAS No.167, because they meet the criteria in ASU No.2010-10. Therefore, these vehicles continue to be evaluated under the requirements of ASC 810 before implementing SFAS No.167.

Trust arrangements

The MHFG Group offers a variety of asset management and administration services under trust arrangements including security investment trusts, pension trusts and trusts used in the securitization of assets originated by and transferred to third parties. The Group receives trust fees for providing services as an agent or fiduciary on behalf of beneficiaries.

With respect to guaranteed principal money trust products, the MHFG Group assumes certain risks by providing guarantees for the repayment of principal as required by the trust agreements or relevant Japanese legislation. The MHFG Group manages entrusted funds primarily through the origination of high quality loans and other credit-related products, investing in investment grade marketable securities such as Japanese government bonds and placing cash with the MHFG Group’s subsidiary trust banks. The Group has the power to determine which assets will be held in the VIEs or to manage these assets. In addition, through the principal guarantee agreement, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidated this type of VIEs. However, the MHFG Group does not consolidate certain guaranteed principal money trusts, which invest all the entrusted funds in the MHFG Group itself, as the Group has determined that it has no variable interests (Refer to Note 12 “Due to trust accounts”). See Note 24 “Commitments and contingencies” for the balances of guaranteed trust principal unconsolidated at March 31, 2011 and 2012.

With respect to non-guaranteed trust arrangements, the MHFG Group manages and administers assets on behalf of its customers (trust beneficiaries) in the capacity of a trustee and fiduciary. For substantially all non-guaranteed trust arrangements, the Group generally does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance or has neither the obligation to absorb losses nor the right to receive benefits that could potentially be significant to the VIEs. Therefore, such trust accounts are not included in the consolidated financial statements of the MHFG Group.

The Group has determined that, in certain trust arrangements, the adoption of SFAS No.167 is deferred, because they meet the criteria in ASU No.2010-10. These vehicles continue to be evaluated under the requirements of ASC 810 before implementing SFAS No.167.

Special purpose entities created for structured finance

The MHFG Group is involved in real estate, commercial aircraft and other vessel and machinery and equipment financing to VIEs. As the Group typically only provides senior financing with credit enhanced by subordinated interests and sometimes may act as an interest rate swap counterparty, the Group determined that, in this type of VIEs, it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance, or even the significant variable interests.

Securitization

The MHFG Group has had no significant transfers of financial assets, recognized no significant gains or losses and retained no significant interests in securitization transactions accounted for as sales.

There are certain transactions where transfers of financial assets do not qualify for sales treatment but are accounted for as secured borrowings. These transferred assets continue to be carried on the consolidated balance sheets of the MHFG Group. Such assets are associated with securitization transactions and loan participation transactions, which amounted to ¥121 billion and ¥70 billion as of March 31, 2011, and ¥132 billion and ¥60 billion as of March 31, 2012, respectively. Liabilities associated with securitization and loan participation transactions are presented as Payables under securities lending transactions and Other short-term borrowings or Long-term debt, respectively, on the consolidated balance sheets.

Fees and commissions income	12 Months Ended
Mar. 31, 2012
Fees and commissions income

27. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	(in millions of yen)
Securities-related business	115,239	125,534	116,567
Remittance business	105,366	105,314	105,015
Deposits, debentures and lending business	94,547	95,209	97,509
Trust fees	49,101	47,201	45,990
Fees for other customer services	222,155	208,842	210,332

Total	586,408	582,100	575,413

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.

Trading account gains and losses	12 Months Ended
Mar. 31, 2012
Trading account gains and losses

28. Trading account gains and losses

The MHFG Group performs trading activities through market-making, sales, and arbitrage. Net trading gains (losses) for the fiscal years ended March 31, 2010, 2011 and 2012 are comprised of the following:

	2010	2011	2012
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	226,278	55,339	227,056
Derivative contracts	195,315	150,677	106,259
Total	421,593	206,016	333,315
Foreign exchange gains (losses)—net (Note)	(1,311)	55,998	98,054

Net trading gains (losses)	420,282	262,014	431,369

Note:	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Fair value	12 Months Ended
Mar. 31, 2012
Fair value

29. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Additionally, ASC 820 precludes (1) deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market price is available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2012, there were no material changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market price is available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquidity exists for securities, the quoted prices are stale or the prices from independent sources vary, such securities are generally classified in Level 3 of the fair value hierarchy. The fair value of foreign currency denominated securitization products such as RMBS, CMBS, and asset-backed securities (“ABS”) is determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, pre-payment rates, and discount rates. In the case that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Among those funds, exchange-traded funds (“ETF”) are generally classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trusts and hedge funds are generally classified in Level 2, since those funds are measured at NAV per share and the MHFG Group has the ability to redeem its investment with the investees at NAV per share at the measurement date or within the near term. Contrarily, private equity funds and real estate funds measured at NAV per share are generally classified in Level 3, as the Group does not have such an ability.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and so are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and so are valued using internal valuation techniques as no quoted market price is available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary with the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

Fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement corporate bonds are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair value of Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO is generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal process. In the rare case where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts their prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flow generated on the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS, CDO, ABS and CLO products, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters offered by brokers such as cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the MHFG Group validates broker quotes through a review process that includes investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either the recent market transaction or a pricing model that can be corroborated by observable market data.

Other investments, except investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of the identical security, if applicable. Otherwise, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risks are unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values of those are determined by incorporating the fair values of embedded derivatives primarily derived from the same procedures described for derivative financial instruments above. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model of the embedded derivatives. Where fair value accounting has been elected for non-structured notes issued by consolidated VIEs, the fair values of those are determined primarily based upon the fair values of the underlying assets held by consolidated VIEs. Such instruments are classified in Level 3 because the underlying assets held by consolidated VIEs are securitization products classified in Level 3.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012, including those for which the MHFG Group has elected the fair value option, are summarized below:

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds and federal agency securities	2,731	81	—	2,812
Other foreign gov’t bonds	1,140	109	1	1,250
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	452	1,807
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds and federal agency securities	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (3)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (4)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

Notes:
(1)	Certain amounts as of March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2011 and 2012, of ¥542 billion and ¥631 billion, respectively, of which ¥482 billion and ¥581 billion, respectively, are classified in Level 2, and ¥60 billion and ¥50 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2011 and 2012:

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements (8)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	2	—	(3)	—	(1)	1	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	569	(21	) (3)	22	(118)	452	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2
Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—

Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (7)
					(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(3)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (3)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (3)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (3)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (3)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (2):
Interest rate contracts	(20)	6	(3)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(3)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (3)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (3)	—	—	—	—	—	23	1
Other contracts	20	1	(3)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(4)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(4)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (4)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(4)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (5)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (6)	—	—	—	80	(69)	460	(6)

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2011 and 2012.
(8)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Significant transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period. There were no significant transfers of assets or liabilities between Level 1 and Level 2 for the fiscal years ended March 31, 2011 and 2012. There were no significant transfers of assets or liabilities between Level 1 or Level 2 and Level 3 for the fiscal years ended March 31, 2011 and 2012.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the tables above. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for those items as of March 31, 2011 and 2012.

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

Loans in the table above have been impaired and measured based on the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the fiscal year. The items of which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of fair value for items other than above requires significant adjustment based on management judgment and estimation, which leads such items into Level 3.

Other investments in the table above, which consist of certain equity method investments and non-marketable equity securities, have been impaired and written down to fair value. The fair value of the impaired marketable equity method investment is determined by the quoted market price. As the security involved is traded in an active exchange market, this item is classified as Level 1. The fair value of the impaired non-marketable equity securities, which include non-marketable equity method investments, is determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair value of non-marketable equity securities, these items are classified as Level 3.

Premises and equipment—net in the table above have been impaired and written down to fair value.

Goodwill in the table above is entirely related to MHIS operating segment. Due to the decline of the fair value of the segment, the carrying amount of the goodwill was reduced to its fair value and an impairment loss was recognized. As the determination of fair value of the goodwill required significant management judgment and estimation, the item is classified as Level 3.

Other liabilities in the table above represent amounts recorded for loan commitments where loans drawn under the commitment will be held for sale. The losses were measured in the same manner as loans held-for-sale above.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option under ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in Accumulated other comprehensive income, net of tax, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for those securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, those structured notes continue to be reported in Long-term debt and interest on those structured notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of those structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥48 billion and ¥39 billion at March 31, 2011 and 2012, respectively. The net unrealized gains (losses) resulting from changes in fair values of those structured notes of ¥8 billion and ¥(7) billion were recorded in Other noninterest income (expenses) for the fiscal years ended March 31, 2011 and 2012, respectively.

Financial assets and liabilities held by consolidated VIEs

The MHFG Group consolidates certain VIEs that issue CDOs where MHFG or its subsidiaries have been determined to be the primary beneficiary. The Group elected the fair value option for certain assets held and notes issued by those VIEs to eliminate the divergence between accounting income and economic income. The assets were reported in Trading account assets, while the notes were reported in Long-term debt. The fair value option enabled the Group to recognize the gains or losses attributing to only the notes that the Group held. The differences between the aggregate fair value of those notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥12 billion and ¥12 billion at March 31, 2011 and 2012, respectively. There were no significant changes in fair values of those notes during the fiscal years ended March 31, 2011 and 2012.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. Fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2011 and 2012 are as follows:

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	24,516	24,516	21,141	21,141
Trading securities	14,979	14,979	18,310	18,310
Investments	40,037	40,043	43,251	43,266
Loans, net of allowance for loan losses	63,918	64,330	65,275	65,597
Other financial assets	2,653	2,653	2,901	2,901
Derivative financial instruments	13,126	13,126	12,636	12,636

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	35,014	37,652	37,652
Interest-bearing deposits	76,403	76,354	79,266	79,209
Debentures	741	735	—	—
Trading securities sold, not yet purchased	4,415	4,415	4,688	4,688
Due to trust accounts	629	629	560	560
Commercial paper and other short-term borrowings	15,151	15,151	13,950	13,946
Long-term debt	8,930	9,318	8,441	8,785
Other financial liabilities	4,084	4,084	4,635	4,635
Derivative financial instruments	12,282	12,282	12,289	12,289

Following is a description of valuation methodologies used for estimating fair value for financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

Fair values of held-to-maturity securities are determined primarily using the same procedures described for trading securities and available-for-sale securities aforementioned in this section. The fair values of other equity interests, which primarily comprise non-marketable equity securities, are not readily determinable, and their carrying amounts of ¥495 billion and ¥561 billion at March 31, 2011 and 2012, respectively, are not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of impaired loans is determined based on either discounted cash flows incorporating the Group’s best estimate of the expected future cash flows or the fair value of the underlying collateral if impaired loans are collateral dependent.

Other financial assets

The carrying value of other financial assets, such as accrued interest receivable and accounts receivable from brokers, dealers, and customers for securities transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Debentures

Debentures are fair valued using quoted market prices, if available. Otherwise, the fair value of debentures is estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Commercial paper and other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, such as accrued interest payable and accounts payable to brokers, dealers, and customers for securities transactions, approximates the fair value.

The fair values of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, are not considered material to the consolidated balance sheets at March 31, 2011 and 2012.

Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions

30. Related party transactions

Transactions with directors, executive officers, and their associates

The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and their associates in their ordinary course of business. At March 31, 2011 and 2012, outstanding loans to such related parties were not considered significant. These related party loans were made on substantially the same terms, including interest rate and collateral, as those prevailing at the same time for comparable transactions with unrelated parties. At March 31, 2011 and 2012, there were no loans to these related parties that were considered impaired.

Other transactions, such as deposits, were entered into between MHFG’s subsidiaries and the MHFG Group’s directors, executive officers, and their associates during the fiscal years ended March 31, 2010, 2011 and 2012. The outstanding amounts of these transactions, which were made in the ordinary course of business with terms equivalent to those with unrelated parties, were not considered significant.

Transactions with other related parties

A number of transactions were entered into with other related parties, such as MHFG’s employees and affiliates accounted for under the equity method. These transactions included loans, deposits, and other banking services. They were not significant in amount and were conducted with substantially the same terms as those for comparable transactions with unrelated parties.

Business segment information	12 Months Ended
Mar. 31, 2012
Business segment information

31. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information set forth below is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses (excluding non-recurring expenses). Measurement by net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income before income tax expense (benefit) under U.S. GAAP.

Note 32 “Foreign activities” provides financial information relating to the MHFG Group’s operations by geographic area.

MHFG manages its business portfolio through the three Global Groups: the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group. The Global Corporate Group consists primarily of MHCB and MHSC, the Global Retail Group consists primarily of MHBK and MHIS, and the Global Asset & Wealth Management Group consists primarily of MHTB. Operating segments of MHCB and MHBK are aggregated within each entity based on customer characteristics and functions. Operating segments of MHCB are aggregated into three reportable segments, domestic, international, and trading and others. Operating segments of MHBK are also aggregated into three reportable segments, retail banking, corporate banking, and trading and others. In addition to the three Global Groups, subsidiaries that provide services to a wide range of customers and that do not belong to a specific Global Group are aggregated in Others.

The Global Corporate Group

MHCB

MHCB is the main operating company of the Global Corporate Group and provides banking and other financial services to large corporations, financial institutions, public sector entities, foreign corporations, including foreign subsidiaries of Japanese corporations, and foreign governmental entities.

(1) Domestic

This segment consists of the following three units of MHCB: corporate banking, global investment banking and global transaction banking. This segment provides a variety of financial products and services to large corporations, financial institutions and public sector entities in Japan. The products and services it offers include commercial banking, advisory services, syndicated loan arrangements and structured finance.

(2) International

This segment mainly offers commercial banking and foreign exchange transaction services to foreign corporations, including foreign subsidiaries of Japanese corporations, through MHCB’s overseas network.

(3) Trading and others

This segment consists of the global markets unit and the global asset management unit. This segment supports the domestic and international segments in offering derivatives and other risk hedging products to satisfy MHCB’s customers’ financial and business risk control requirements. It is also engaged in MHCB’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHCB.

(4) MHSC

MHSC is the securities arm of the Global Corporate Group and provides full-line securities services to corporations, financial institutions, public sector entities and individuals.

(5) Others

This segment consists of MHCB’s subsidiaries other than MHSC, but includes MHSC’s subsidiaries. These subsidiaries offer financial products and services in specific areas of business or countries mainly to customers of the Global Corporate Group.

The Global Retail Group

MHBK

MHBK is the main operating company of the Global Retail Group. MHBK provides banking and other financial services mainly to individuals, SMEs and middle-market corporations through its domestic branches and ATM network.

(6) Retail banking

This segment offers banking products and services, including housing and other personal loans, credit cards, deposits, investment products and consulting services, to MHBK’s individual customers through its nationwide branches and ATM network, as well as telephone and Internet banking services.

(7) Corporate banking

This segment provides loans, syndicated loan arrangements, structured finance, advisory services, other banking services and capital markets financing to SMEs, middle-market corporations, local governmental entities and other public sector entities in Japan.

(8) Trading and others

This segment supports the retail banking and corporate banking segments in offering derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It is also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHBK.

(9) MHIS

MHIS offers securities services to individuals and corporate customers of the Global Retail Group and provides those corporate customers with support in procuring funds through capital markets.

(10) Others

This segment consists of MHBK’s subsidiaries other than MHIS. These subsidiaries, such as Mizuho Capital Co., Ltd. and Mizuho Business Financial Center Co., Ltd., offer financial products and services in specific areas of business to customers of the Global Retail Group.

The Global Asset & Wealth Management Group

(11) MHTB

MHTB is the main operating company of the Global Asset & Wealth Management Group and offers products and services related to trust, real estate, securitization and structured finance, pension and asset management and stock transfers.

(12) Others

This segment includes companies other than MHTB that are a part of the Global Asset & Wealth Management Group. These companies include TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., Ltd., which is an equity-method affiliate, and Mizuho Private Wealth Management Co., Ltd. They offer products and services related to trust and custody, asset management and private banking.

(13) Others

This segment consists of MHFG and its subsidiaries that do not belong to a specific Global Group but provide their services to a wide range of customers. Under this segment, the MHFG Group offers non-banking services, including research and consulting services through Mizuho Research Institute Ltd., information technology-related services through Mizuho Information & Research Institute, Inc., and advisory services to financial institutions through Mizuho Financial Strategy Co., Ltd.

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	166.6	96.8	131.6	(4.1)	77.4	583.9	545.4	239.2	254.6	51.6	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	119.8	61.6	105.4	120.5	42.1	305.8	253.3	39.7	121.6	92.0	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	286.4	158.4	237.0	116.4	119.5	889.7	798.7	278.9	376.2	143.6	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	89.8	62.0	93.1	144.8	75.7	608.5	556.4	243.0	221.7	91.7	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	196.6	96.4	143.9	(28.4)	(8.3)	267.2	242.3	35.9	154.5	51.9	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4) MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(3)	Beginning the fiscal year ended March 31, 2012, certain items previously recorded in “General and administrative expenses” are now reported as “Net noninterest income” in accordance with Japanese GAAP to better reflect the underlying economics. Figures for the fiscal year ended March 31, 2011 have been reclassified to conform to such presentation.

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2010, 2011 and 2012 presented above to Income before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2010	2011	2012
	(in billions of yen)
Net business profits	702.6	741.7	719.1

U.S. GAAP adjustments	144.1	(98.4)	87.2
(Provision) credit for loan losses	(222.1)	(0.6)	23.0
Net gains (losses) related to equity investments	34.1	2.2	(90.5)
Non-recurring personnel expense	(43.9)	(22.8)	(39.3)
Gains on disposal of premises and equipment	27.6	13.5	19.9
(Provision) credit for losses on off-balance-sheet instruments	24.1	(4.4)	1.2
Others—net (Note)	20.0	(19.8)	(57.8)

Income before income tax expense (benefit)	686.5	611.4	662.8

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a loss of ¥90.6 billion, ¥8.2 billion and ¥3.4 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 23 “Derivative financial instruments” and Note 3 “Business combination” for further information.

Foreign activities	12 Months Ended
Mar. 31, 2012
Foreign activities

32. Foreign activities

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2010:
Total revenue (1)	2,324.3	284.5	229.6	124.7	2,963.1
Total expenses (2)	1,907.6	134.8	163.0	71.2	2,276.6

Income before income tax expense	416.7	149.7	66.6	53.5	686.5

Net income	784.5	149.2	65.5	47.5	1,046.7

Total assets at end of fiscal year	121,555.8	21,951.5	10,178.7	4,665.5	158,351.5

Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Fiscal year ended March 31, 2012:
Total revenue (1)	1,965.7	251.3	132.0	178.2	2,527.2
Total expenses (2)	1,561.2	104.0	102.9	96.3	1,864.4

Income before income tax expense	404.5	147.3	29.1	81.9	662.8

Net income	419.2	131.2	28.1	70.5	649.0

Total assets at end of fiscal year	124,443.6	25,368.9	8,868.5	7,680.6	166,361.6

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2012
Mizuho Financial Group, Inc., parent company

33. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2011	2012
	(in millions of yen)
Assets:
Cash and due from banks	155	167
Interest-bearing deposits in other banks	16,336	14,286
Investments in subsidiaries and affiliated companies	4,959,426	5,817,075
Other	79,845	79,328

Total	5,055,762	5,910,856

Liabilities and shareholders’ equity:
Short-term borrowings	1,121,575	1,181,070
Long-term debt	240,000	240,000
Other liabilities	20,700	19,020
Shareholders’ equity	3,673,487	4,470,766

Total	5,055,762	5,910,856

Condensed statements of income

	2010	2011	2012
	(in millions of yen)
Income:
Dividends from subsidiaries	3,847	16,544	7,955
Management fees from subsidiaries	29,945	29,879	29,747
Other income	7,981	22,157	12,643

Total	41,773	68,580	50,345

Expenses:
Operating expenses	19,808	19,674	21,260
Interest expense	13,918	16,165	16,383
Other expense	4,750	4,471	1,431

Total	38,476	40,310	39,074

Equity in undistributed net income of subsidiaries	996,309	384,463	645,308

Income before income tax expense (benefit)	999,606	412,733	656,579
Income tax expense (benefit)	(83)	64	190

Net income	999,689	412,669	656,389

Condensed statements of cash flows

	2010	2011	2012
	(in millions of yen)
Cash flows from operating activities:
Net income	999,689	412,669	656,389
Adjustments and other	(908,244)	(396,510)	(644,977)

Net cash provided by operating activities	91,445	16,159	11,412

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(846,587)	(751,620)	(212)
Net change in other investing activities	15,755	(43,582)	80

Net cash used in investing activities	(830,832)	(795,202)	(132)

Cash flows from financing activities:
Net change in short-term borrowings	100,000	161,265	60,000
Proceeds from issuance of long-term debt	240,000	—	—
Proceeds from issuance of common stock	529,200	751,620	146,499
Purchases of treasury stock	(5)	(3)	(2,560)
Dividends paid	(130,802)	(134,644)	(215,937)
Net change in other financing activities	988	818	730

Net cash provided by (used in) financing activities	739,381	779,056	(11,268)

Net increase (decrease) in cash and due from banks	(6)	13	12
Cash and due from banks at beginning of fiscal year	148	142	155

Cash and due from banks at end of fiscal year	142	155	167

Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent events

34. Subsequent events

Signing of merger agreement between MHSC and MHIS

On May 15, 2012, MHSC (the MHFG Group’s 94.66 percent-owned subsidiary) and MHIS (the MHFG Group’s wholly-owned subsidiary) signed a merger agreement, with the approval of board of directors meetings of MHFG, MHBK, MHCB, MHSC and MHIS. The outline of the merger is as follows.

Purpose of the merger

The merger is intended, as part of the new corporate structure, to enhance the retail securities business in Japan, rationalize and streamline management infrastructure, and provide securities functions in a unified manner through the Group’s full-line securities company.

Method of the merger

MHSC will be the surviving company, and MHIS will be the dissolving company in the merger. The merged company will be named Mizuho Securities Co., Ltd.

Merger ratio, and number of shares to be issued by MHSC in connection with the merger

Merger ratio

0.35 shares of MHSC common stock will be allocated to each share of MHIS common stock.

Number of shares to be issued by MHSC in connection with the merger

430,789,690 shares of common stock (scheduled)

Schedule of the merger

The MHFG Group is planning to conduct the merger on January 4, 2013 on the assumption that, among other things, filings will be made to, and permissions will be obtained from, the relevant authorities in Japan and any relevant foreign countries.

The merger agreement set forth above was approved by the shareholders of MHSC and MHIS on June 22, 2012.

Redemption of preferred securities

On May 15, 2012, the board of directors of MHFG resolved to redeem in full non-cumulative perpetual preferred securities issued by its overseas special purpose company whose voting rights are wholly owned by MHFG. This entity is not consolidated in accordance with ASC 810 since the Group is not the primary beneficiary. Thus, the redemption of preferred securities did not reduce Noncontrollong interests in consolidated subsidiaries, but Long-term debt in the Group’s consolidated balance sheets. However, on June 29, 2012, when the preferred securities were redeemed, it decreased Tier 1 capital. The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of yen)
Mizuho Preferred Capital (Cayman) 1 Limited	171,000	Arrival of optional redemption date

Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2012
Basis of presentation

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services and the type of customers. Mizuho Bank, Ltd. (“MHBK”), a retail-oriented banking subsidiary, offers financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. Mizuho Corporate Bank, Ltd. (“MHCB”), a wholesale banking subsidiary, offers various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. Mizuho Trust & Banking Co., Ltd. (“MHTB”), a trust bank subsidiary, offers mainly trust-related products and consulting services. Other major subsidiaries include Mizuho Securities Co., Ltd. (“MHSC”), Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Investors Securities Co., Ltd. (“MHIS”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 31 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. The consolidated financial statements also include the accounts of the variable interest entities (“VIEs”) for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Repurchase transactions where the maturity of the security transferred as collateral matches the maturity of the repurchase agreements (“repo-to-maturity transactions”) are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2011 and 2012 were ¥ 616,861 million and ¥ 33,070 million, respectively. Except for those repo-to-maturity transactions, there were no such transactions accounted for as sales.

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 9 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax.

Prior to April 1, 2009, declines in the fair value of Held-to-maturity and Available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in Investment gains (losses)—net. Effective April 1, 2009, the MHFG Group adopted new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 4 “Investments” for further discussion of impairment. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of troubled debt restructuring (“TDR”) in accordance with ASC 310 “Receivables” (“ASC 310”).

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accrual and amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Loans restructured in TDR, in general, return to non-impaired loans, as well as accrual status, when the MHFG Group determines that the borrower poses no problems regarding current certainty of debt fulfillment, i.e., the borrower qualifies for a rating of D or above based on the Group’s internal rating system. See Note 5 “Loans” for the definitions of obligor ratings.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing.

Allowance and provision (credit) for loan losses

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines the debtor as substantially bankrupt or bankrupt. See Note 5 “Loans” for the definitions of obligor categories. Obligors classified in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for other obligors, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based either on (1) the present value of expected future cash flows, after considering restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate or listed securities. In obtaining the collateral, the Group evaluates the value of the collateral and its legal enforceability. The Group also conducts subsequent re-evaluations at least once a year. As to real estate, valuation is generally conducted by an appraising subsidiary which is independent from the Group’s loan origination sections using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally retains third-party appraisers to conduct the valuation. As to listed securities, observable market prices are used for valuation.

The formula allowance is applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) through the most recently available data for the past six years, in the case of normal obligors; and (b) through the most recently available data since April 2002, which is when MHBK and MHCB were newly formed, in the case of watch obligors; and (2) the loss given default through the most recently available data for the past six years. As to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment default, if any, are considered in determining obligor ratings.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Allowance and provision (credit) for losses on off-balance-sheet instruments

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 years. Internal use software is reviewed for impairment when triggering events occur.

Goodwill

Goodwill

Goodwill represents the excess of the total fair value of the acquired company which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

Pension and other employee benefits

MHFG and certain subsidiaries including MHBK, MHCB, and MHTB sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Stock-based compensation	Stock-based compensation The compensation cost associated with stock compensation-type stock options is measured with fair value method using the Black-Scholes option pricing model.
Debentures and long-term debt

Debentures and long-term debt

Premiums, discounts and issuance costs of debentures and long-term debt are amortized based on a method that approximates the interest method over the terms of the debentures and long-term debt.

Obligations under guarantees

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case, the present value of the total fees approximates the fair value of the guarantee.

Fair Value Measurements

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 29 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 29 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Fees on securities-related business and fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Fees on credit-related business, excluding loan origination fees to be deferred and recognized over the loan period as an adjustment of yield, are generally recognized either at one time when the service is rendered or over the related transaction period. Fees and commissions are presented on a gross basis.

Income taxes

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 19 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Useful Lives For Property Plant Equipment	The useful lives of premises and equipment are as follows:

Years
Buildings	2 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 50

Business Combination (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid for Shinko and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interests in Shinko:

At May 7, 2009
(in millions of yen)
Consideration
Equity instruments (3,451,755 common shares of MHSC)	58,600

Fair value of total consideration transferred	58,600
Fair value of MHFG’s equity interests in Shinko held before the business combination	49,265

107,865

Recognized amounts of identifiable assets acquired
Cash and due from banks	118,725
Interest-bearing deposits in other banks	32,344
Receivables under securities borrowing transactions	831,839
Trading account assets	1,008,004
Investments	98,937
Loans	14,248
Premises and equipment	57,004
Accrued income	7,462
Intangible assets (Note)	73,949
Other assets	76,734
Recognized amounts of identifiable liabilities assumed
Call money and funds purchased	41,000
Payables under repurchase agreements	27,111
Payables under securities lending transactions	745,131
Other short-term borrowings	357,813
Trading account liabilities	671,841
Income taxes payable	490
Deferred tax liabilities	25,633
Accrued expenses	5,777
Long-term debt	75,795
Other liabilities	75,162

Total identifiable net assets	293,493

Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310

107,865

Note:	Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.

Investments (Tables)	12 Months Ended
Mar. 31, 2012
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds and federal agency securities	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (Note)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	32,629,290	29,428	12,064	32,646,654
Japanese local gov’t bonds	269,434	3,222	90	272,566
U.S. Treasury bonds and federal agency securities	101,205	310	79	101,436
Other foreign gov’t bonds	443,836	969	262	444,543
Agency mortgage-backed securities (Note)	971,799	9,381	896	980,284
Residential mortgage-backed securities	564,152	10,375	3,261	571,266
Commercial mortgage-backed securities	338,393	2,828	10,949	330,272
Japanese corporate bonds and other debt securities	2,560,049	32,066	14,518	2,577,597
Foreign corporate bonds and other debt securities	525,978	18,139	2,174	541,943
Equity securities (marketable)	1,832,468	964,700	4,753	2,792,415

Total	40,236,604	1,071,418	49,046	41,258,976

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,800,614	14,587	62	1,815,139
Japanese corporate bonds	1,001	—	—	1,001

Total	1,801,615	14,587	62	1,816,140

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	13,733,350	13,735,130	1,001	1,001
Due after one year through five years	19,450,272	19,471,730	1,800,614	1,815,139
Due after five years through ten years	3,303,573	3,314,390	—	—
Due after ten years	1,916,941	1,945,311	—	—

Total	38,404,136	38,466,561	1,801,615	1,816,140

Unrealized Loss Position Investments

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds and federal agency securities	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (Note)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

2012
Available-for-sale securities:
Debt securities:
Japanese government bonds	12,325,775	3,501	683,322	8,563	13,009,097	12,064
Japanese local gov’t bonds	25,251	80	5,743	10	30,994	90
U.S. Treasury bonds and federal agency securities	40,503	79	—	—	40,503	79
Other foreign gov’t bonds	205,750	227	7,312	35	213,062	262
Agency mortgage-backed securities (Note)	229,915	628	102,451	268	332,366	896
Residential mortgage-backed securities	39,480	544	153,112	2,717	192,592	3,261
Commercial mortgage-backed securities	6,639	41	192,865	10,908	199,504	10,949
Japanese corporate bonds and other debt securities	477,021	1,725	292,956	12,793	769,977	14,518
Foreign corporate bonds and other debt securities	103,500	619	93,087	1,555	196,587	2,174
Equity securities (marketable)	61,355	4,388	2,039	365	63,394	4,753

Total	13,515,189	11,832	1,532,887	37,214	15,048,076	49,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	49,950	62	—	—	49,950	62

Total	49,950	62	—	—	49,950	62

Note:	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Other Investments Disclosure

The following table summarizes the composition of other investments:

	2011	2012
	(in millions of yen)
Equity method investments	172,326	231,730
Investments held by consolidated investment companies	285,716	190,343
Other equity interests	494,534	560,816

Total other investments	952,576	982,889

Loans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Domestic:
Manufacturing	7,617,139	7,586,608
Construction and real estate	7,308,324	7,270,414
Services	4,286,744	3,981,279
Wholesale and retail	5,313,766	5,295,142
Transportation and communications	3,228,202	3,200,570
Banks and other financial institutions	3,908,065	3,501,266
Government and public institutions	7,154,049	6,911,725
Other industries (Note)	3,758,540	4,318,959
Individuals:
Mortgage loans	11,436,486	11,191,410
Other	745,065	719,346

Total domestic	54,756,380	53,976,719

Foreign:
Commercial and industrial	6,964,802	8,146,215
Banks and other financial institutions	2,587,531	3,343,181
Government and public institutions	453,066	521,988
Other (Note)	9,662	90,470

Total foreign	10,015,061	12,101,854

Total	64,771,441	66,078,573
Less: Unearned income and deferred loan fees—net	81,627	89,511

Total loans before allowance for loan losses	64,689,814	65,989,062

Note:	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2011 and 2012:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2011
Domestic:
Manufacturing	4,136,439	2,230,245	108,053	270,870	511,115	30,536	20,200	309,681	7,617,139
Construction and real estate	2,374,750	3,367,262	714,994	100,301	447,221	38,993	6	264,797	7,308,324
Services	1,908,978	1,737,894	216,879	10,935	268,270	35,884	—	107,904	4,286,744
Wholesale and retail	1,747,661	2,575,281	236,556	76,199	441,637	59,703	137	176,592	5,313,766
Transportation and communications	1,857,583	1,104,179	87,813	305	109,605	14,996	39	53,682	3,228,202
Banks and other financial institutions	2,897,448	783,833	1,963	765	220,569	80	—	3,407	3,908,065
Government and public institutions	7,081,238	—	—	72,811	—	—	—	—	7,154,049
Other industries	1,410,665	196,124	3,318	2,042,711	13,513	655	90,507	1,047	3,758,540
Individuals	—	203,805	11,273,403	239,229	59,371	111,055	4,902	289,786	12,181,551

Total domestic	23,414,762	12,198,623	12,642,979	2,814,126	2,071,301	291,902	115,791	1,206,896	54,756,380

Foreign:
Total foreign	5,015,595	2,754,922	1,717	1,157,535	901,673	82	67,864	115,673	10,015,061

Total	28,430,357	14,953,545	12,644,696	3,971,661	2,972,974	291,984	183,655	1,322,569	64,771,441

2012
Domestic:
Manufacturing	3,915,950	2,545,195	121,101	326,741	346,323	25,504	9,088	296,706	7,586,608
Construction and real estate	2,212,752	3,550,102	687,440	154,900	430,372	28,683	679	205,486	7,270,414
Services	1,903,329	1,500,985	225,458	2,611	198,066	31,943	—	118,887	3,981,279
Wholesale and retail	1,709,599	2,677,141	261,228	88,693	303,264	54,582	97	200,538	5,295,142
Transportation and communications	2,115,552	852,938	92,915	265	71,995	13,402	54	53,449	3,200,570
Banks and other financial institutions	2,670,218	603,291	2,105	387	213,431	201	—	11,633	3,501,266
Government and public institutions	6,857,436	11,125	—	43,164	—	—	—	—	6,911,725
Other industries	1,203,546	897,378	3,137	2,107,898	11,462	515	90,990	4,033	4,318,959
Individuals	—	189,208	11,097,497	183,133	47,078	125,277	4,363	264,200	11,910,756

Total domestic	22,588,382	12,827,363	12,490,881	2,907,792	1,621,991	280,107	105,271	1,154,932	53,976,719

Foreign:
Total foreign	6,310,641	3,176,830	3,409	1,404,505	960,170	191	91,223	154,885	12,101,854

Total	28,899,023	16,004,193	12,494,290	4,312,297	2,582,161	280,298	196,494	1,309,817	66,078,573

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2011 and 2012.

	Recorded investment (1)			Unpaid principal balance (3)	Related allowance	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	294,921	14,760	309,681	347,679	112,080	289,327	4,991
Construction and real estate	203,948	60,849	264,797	322,175	54,752	282,638	4,675
Services	93,168	14,736	107,904	132,786	30,783	149,132	2,297
Wholesale and retail	162,326	14,266	176,592	218,619	63,289	167,998	3,359
Transportation and communications	47,879	5,803	53,682	59,742	21,517	106,822	1,383
Banks and other financial institutions	3,353	54	3,407	4,841	1,388	13,417	95
Other industries	574	473	1,047	2,211	178	1,224	7
Individuals	118,013	171,773	289,786	321,901	11,220	246,913	4,101

Total domestic	924,182	282,714	1,206,896	1,409,954	295,207	1,257,471	20,908

Foreign:
Total foreign	103,104	12,569	115,673	124,003	38,137	117,415	2,173

Total	1,027,286	295,283	1,322,569	1,533,957	333,344	1,374,886	23,081

2012
Domestic:
Manufacturing	287,471	9,235	296,706	318,736	103,601	301,383	4,397
Construction and real estate	158,339	47,147	205,486	246,189	43,770	232,473	3,167
Services	105,809	13,078	118,887	139,842	33,233	117,306	2,346
Wholesale and retail	188,231	12,307	200,538	221,300	74,235	190,179	3,590
Transportation and communications	47,103	6,346	53,449	56,814	18,720	55,136	1,125
Banks and other financial institutions	11,577	56	11,633	12,761	5,105	8,385	348
Other industries	3,995	38	4,033	4,137	3,668	3,144	55
Individuals	134,886	129,314	264,200	296,466	12,461	276,518	5,237

Total domestic	937,411	217,521	1,154,932	1,296,245	294,793	1,184,524	20,265

Foreign:
Total foreign	141,572	13,313	154,885	157,887	62,047	134,614	3,158

Total	1,078,983	230,834	1,309,817	1,454,132	356,840	1,319,138	23,423

Notes:

(1)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The MHFG Group amended the unpaid principal balances to correct an immaterial error from the prior year. The amounts in the unpaid principal balance column as of March 31, 2011 were reduced in total by ¥210,161 million. This amendment did not impact the beginning or ending balance of allowance for loan losses and the amounts recorded in the consolidated financial statements of the Group.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
(5)	Certain impaired loans information for requiring and not requiring an allowance for loan losses for the fiscal year ended March 31, 2011 have been aggregated to conform to the current period’s presentation.

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents TDRs that were made during the fiscal year ended March 31, 2012.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
	(in millions of yen)
Domestic:
Manufacturing	9,467	7,578	189,978
Construction and real estate	—	—	74,399
Services	—	—	109,576
Wholesale and retail	2,793	1,441	233,703
Transportation and communications	—	—	53,644
Banks and other financial institutions	—	—	23,789
Other industries	—	—	3,652
Individuals	—	—	60,209

Total domestic	12,260	9,019	748,950

Foreign:
Total foreign	—	—	69,576

Total	12,260	9,019	818,526

Note: Amounts represent book values of loans immediately after the restructurings.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents payment defaults occurred during the fiscal year ended March 31, 2012 with respect to the loans modified as TDR within the previous twelve months.

Recorded investment
(in millions of yen)
Domestic:
Manufacturing	7,337
Construction and real estate	4,116
Services	7,863
Wholesale and retail	9,999
Transportation and communications	20,278
Banks and other financial institutions	—
Other industries	—
Individuals	800

Total domestic	50,393

Foreign:
Total foreign	3,475

Total	53,868

Financing Receivable, by Contractual Maturity

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2011 and 2012:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	1,847	2,613	29,306	33,766	7,583,373	7,617,139
Construction and real estate	6,537	8,125	103,607	118,269	7,190,055	7,308,324
Services	3,916	1,836	21,631	27,383	4,259,361	4,286,744
Wholesale and retail	4,662	4,891	30,707	40,260	5,273,506	5,313,766
Transportation and communications	1,151	1,060	7,980	10,191	3,218,011	3,228,202
Banks and other financial institutions	1	8	264	273	3,907,792	3,908,065
Government and public institutions	—	—	—	—	7,154,049	7,154,049
Other industries	100	1	671	772	3,757,768	3,758,540
Individuals	42,851	22,411	137,040	202,302	11,979,249	12,181,551

Total domestic	61,065	40,945	331,206	433,216	54,323,164	54,756,380

Foreign:
Total foreign	8,550	6,224	14,975	29,749	9,985,312	10,015,061

Total	69,615	47,169	346,181	462,965	64,308,476	64,771,441

2012
Domestic:
Manufacturing	3,587	2,409	46,353	52,349	7,534,259	7,586,608
Construction and real estate	6,395	4,864	59,307	70,566	7,199,848	7,270,414
Services	3,325	2,436	14,571	20,332	3,960,947	3,981,279
Wholesale and retail	5,577	2,212	17,745	25,534	5,269,608	5,295,142
Transportation and communications	630	5,859	7,591	14,080	3,186,490	3,200,570
Banks and other financial institutions	—	—	6	6	3,501,260	3,501,266
Government and public institutions	—	—	—	—	6,911,725	6,911,725
Other industries	62	—	174	236	4,318,723	4,318,959
Individuals	41,802	23,189	85,964	150,955	11,759,801	11,910,756

Total domestic	61,378	40,969	231,711	334,058	53,642,661	53,976,719

Foreign:
Total foreign	2,137	5,728	14,531	22,396	12,079,458	12,101,854

Total	63,515	46,697	246,242	356,454	65,722,119	66,078,573

Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2012
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses for the fiscal years ended March 31, 2010, 2011 and 2012 and their breakdown by portfolio segment for the fiscal years ended March 31, 2011 and 2012 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2010
Balance at beginning of fiscal year				869,786

Provision (credit) for loan losses				222,102

Charge-offs				260,491
Less: Recoveries				53,808

Net charge-offs				206,683

Others (2)				(5,772)

Balance at end of fiscal year				879,433

2011
Balance at beginning of fiscal year	736,630	119,749	23,054	879,433

Provision (credit) for loan losses	(47,532)	33,352	14,827	647

Charge-offs	163,269	3,258	18,063	184,590
Less: Recoveries	45,213	1,499	934	47,646

Net charge-offs	118,056	1,759	17,129	136,944

Others (2)	(7,926)	—	(680)	(8,606)

Balance at end of fiscal year	563,116	151,342	20,072	734,530

2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (2)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Others include primarily foreign exchange translation.
(3)	Certain Allowance for loan losses booked in other portfolio segment is classified in retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2011 and 2012:

	Corporate	Retail	Other	Total
	(in millions of yen)
2011
Allowance for loan losses	563,116	151,342	20,072	734,530

of which individually evaluated for impairment	246,622	45,304	8,599	300,525
of which collectively evaluated for impairment	316,494	106,038	11,473	434,005

Loans (2)	47,402,056	13,162,377	4,207,008	64,771,441

of which individually evaluated for impairment	718,058	106,817	51,421	876,296
of which collectively evaluated for impairment	46,683,998	13,055,560	4,155,587	63,895,145

2012
Allowance for loan losses	535,475	126,276	20,941	682,692

of which individually evaluated for impairment	252,853	23,396	9,333	285,582
of which collectively evaluated for impairment	282,622	102,880	11,608	397,110

Loans (2)	48,572,906	12,959,663	4,546,004	66,078,573

of which individually evaluated for impairment	667,824	55,149	43,074	766,047
of which collectively evaluated for impairment	47,905,082	12,904,514	4,502,930	65,312,526

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Amounts represent loan balances before deducting unearned income and deferred loan fees.
(3)	Certain Allowance for loan losses booked in other portfolio segment is classified in retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.
(4)	Certain loans are reclassified among portfolio segments as well as among impairment methods. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.

Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment

Premises and equipment at March 31, 2011 and 2012 consist of the following:

	2011	2012
	(in millions of yen)
Land	266,827	271,083
Buildings	710,226	735,188
Equipment and furniture	466,667	480,068
Leasehold improvements	88,107	89,200
Construction in progress	28,777	11,575
Software	683,514	668,448

Total	2,244,118	2,255,562
Less: Accumulated depreciation and amortization	1,129,914	1,150,693

Premises and equipment—net	1,114,204	1,104,869

Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired (1)	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Foreign exchange translation	—	—	—
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

2012
Balance at beginning of fiscal year	1,973	5,637	7,610
Goodwill acquired (2)	—	3,776	3,776
Impairment losses recognized	—	5,637	5,637
Foreign exchange translation	(130)	16	(114)
Balance at end of fiscal year	1,843	3,792	5,635

Gross amount of goodwill	27,558	43,351	70,909
Accumulated impairment losses	25,715	39,559	65,274

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.
(2)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2011 and 2012.

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	8,347	65,602	73,949	13,721	60,228
Other	2,587	2,190	397	2,399	2,071	328

Total	76,536	10,537	65,999	76,348	15,792	60,556

Intangible assets not subject to amortization:
Total	9,768	—	9,768	9,744	—	9,744

Total	86,304	10,537	75,767	86,092	15,792	70,300

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

Schedule of Expected Amortization Expense

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2013	5,572
2014	5,669
2015	5,331
2016	5,039
2017	4,761

Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Interest-bearing deposits in other banks	52	47
Trading account assets	9,747	12,189
Available-for-sale securities	18,000	17,922
Loans	9,520	9,107
Other assets	649	1,009

Total	37,968	40,274

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2011 and 2012 are summarized below:

	2011	2012
	(in billions of yen)
Deposits	825	450
Call money and funds purchased	1,878	1,596
Payables under repurchase agreements	4,599	5,393
Payables under securities lending transactions	4,750	7,635
Other short-term borrowings	9,301	9,825
Long-term debt	4,989	3,129

Total	26,342	28,028

Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2012) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2011 and 2012 are as follows:

	2011	2012
	(in millions of yen)
Domestic offices:
Time deposits	17,655,932	17,232,463
Certificates of deposit	7,853,270	8,397,493

Total	25,509,202	25,629,956

Foreign offices:
Time deposits	6,166,293	6,420,138
Certificates of deposit	1,796,966	3,427,254

Total	7,963,259	9,847,392

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2012 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,124,190	8,396,843	31,521,033
Due after one year through two years	1,881,506	650	1,882,156
Due after two years through three years	1,498,412	—	1,498,412
Due after three years through four years	386,194	—	386,194
Due after four years through five years	403,424	—	403,424
Due after five years	134,283	—	134,283

Total	27,428,009	8,397,493	35,825,502

Foreign offices:
Due in one year or less	6,405,155	3,427,254	9,832,409
Due after one year through two years	13,479	—	13,479
Due after two years through three years	1,037	—	1,037
Due after three years through four years	1,678	—	1,678
Due after four years through five years	1,723	—	1,723
Due after five years	796	—	796

Total	6,423,868	3,427,254	9,851,122

Total	33,851,877	11,824,747	45,676,624

Debentures (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Maturities of Debt Disclosure

The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2011	2012
	(%)		(in millions of yen)
Five-year coupon debentures	0.06 – 0.66	Apr.2011-Apr.2016	740,933	—

Notes:

(1)	Interest rates and maturities shown are as of March 31, 2011.
(2)	All debentures of ¥740,933 million at March 31, 2011 either matured, or were transferred to time deposits or withdrawn before maturity during the fiscal year ended March 31, 2012.

Long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2011 and 2012 is comprised of the following:

	2011	2012
	(in millions of yen)
Obligations under capital leases	23,794	20,851
Loan participation borrowings	69,937	59,517
Senior borrowings and bonds	4,550,298	4,438,602
Subordinated borrowings and bonds	4,309,467	3,942,848

Total	8,953,496	8,461,818

Schedule of Long-term Debt Instruments

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2011	2012
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0-9.60	Apr. 2012-Jul. 2040	3,007,615	2,884,693
fixed rate denominated in U.S. dollars	0-7.49	Sep. 2012-Sep. 2038	5,288	126,371
fixed rate denominated in other currencies	0.60-4.58	Apr. 2012-Sep. 2014	11,243	63
floating rate denominated in Japanese yen	0-14	Apr. 2012-Mar. 2042	1,231,317	1,117,315
floating rate denominated in U.S. dollars	0-10	Apr. 2012-Jul. 2047	294,202	309,567
floating rate denominated in other currencies	0-1.81	Nov. 2012-May 2015	633	593

Total			4,550,298	4,438,602

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.31-4.74	Apr. 2012-Perpetual	3,536,156	3,366,558
fixed rate denominated in U.S. dollars	5.89-14.91	Apr. 2014-Perpetual	246,290	243,299
fixed rate denominated in Euro			59,588	—
floating rate denominated in Japanese yen	0.60-3.88	Mar. 2013-Perpetual	406,318	331,348
floating rate denominated in U.S. dollars	1.49-1.49	Dec. 2017-Jan. 2018	61,115	1,643

Total			4,309,467	3,942,848

Total			8,859,765	8,381,450

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2012.
(2)	Maturity information shown is the range of maturities at March 31, 2012.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2012:

(in millions of yen)
Fiscal years ending March 31:
2013	884,573
2014	764,019
2015	1,114,695
2016	1,102,843
2017	751,903
2018 and thereafter	3,843,785

Total	8,461,818

Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Other assets:
Collateral provided for derivative transactions	529,967	822,358
Accounts receivable from brokers, dealers and customers for securities transactions	841,542	815,064
Financial Stabilization Funds	330,153	189,146
Security deposits	106,881	106,682
Miscellaneous receivables	84,861	70,660
Loans held for sale	10,411	6,650
Other	437,734	573,355

Total	2,341,549	2,583,915

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,424,490	1,865,871
Guaranteed trust principal	578,283	550,869
Factoring amounts owed to customers	335,944	371,602
Collateral accepted for derivative transactions	322,960	366,928
Miscellaneous payables	249,487	296,690
Unearned income	146,536	141,967
Matured debentures	150,241	115,933
Accrued pension liability	102,392	27,060
Other	768,556	807,842

Total	4,078,889	4,544,762

Preferred stock (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Conversions of Stock

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

Schedule of Stockholders Equity

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

Class of stock	Issued at March 31, 2009	Net change	Issued at March 31, 2010	Net change	Issued at March 31, 2011	Net change	Issued at March 31, 2012
	(number of shares)
Eleventh series class XI preferred stock (Note)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	—	36,690,000	—	36,690,000	—	36,690,000

Total	951,442,000	—	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011	Net change	Aggregate amount at March 31, 2012
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	951,442	—	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Convertible Preferred Stock
Schedule of Stock by Class

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows.

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2012 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2010, 2011 and 2012 is as follows:

2010	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

2012	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	541,073,800	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	541,073,800

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common Stock
Schedule of Stock by Class

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(shares)
Balance at beginning of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	1,315,457,030	287,787,630	151,921,540
Issuance of new shares of common stock by exercise of stock acquisition rights	—	—	4,748,000
Issuance of new shares of common stock by public offering	2,804,400,000	5,609,000,000	—
Issuance of new shares of common stock by way of third-party allotment	195,600,000	391,000,000	—
Issuance of new shares of common stock for stock exchanges	—	—	2,109,310,867

Balance at end of fiscal year	15,494,397,690	21,782,185,320	24,048,165,727

Dividends (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Dividends Payable

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

2010	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

Notes:

(1)	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2011 and 2012 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2011		2012
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,068	4.00	2,007	4.00
Actual	6,170	11.93	6,398	12.75
Total risk-based capital:
Required	4,136	8.00	4,013	8.00
Actual	7,911	15.30	7,773	15.49
MHCB:
Tier 1 capital:
Required	1,125	4.00	1,117	4.00
Actual	4,529	16.10	4,431	15.86
Total risk-based capital:
Required	2,250	8.00	2,235	8.00
Actual	5,287	18.80	4,974	17.80
MHBK:
Tier 1 capital:
Required	457	2.00	426	2.00
Actual	2,375	10.38	2,428	11.39
Total risk-based capital:
Required	915	4.00	852	4.00
Actual	3,411	14.91	3,307	15.52
MHTB:
Tier 1 capital:
Required	98	4.00	95	4.00
Actual	297	12.11	335	14.02
Total risk-based capital:
Required	196	8.00	191	8.00
Actual	400	16.34	436	18.26
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,025	4.00	1,013	4.00
Actual	4,054	15.82	4,135	16.32
Total risk-based capital:
Required	2,049	8.00	2,026	8.00
Actual	5,212	20.34	5,105	20.15
MHBK:
Tier 1 capital:
Required	442	2.00	413	2.00
Actual	2,329	10.54	2,380	11.51
Total risk-based capital:
Required	884	4.00	826	4.00
Actual	3,318	15.02	3,227	15.62
MHTB:
Tier 1 capital:
Required	96	4.00	94	4.00
Actual	296	12.28	332	14.13
Total risk-based capital:
Required	193	8.00	188	8.00
Actual	399	16.54	433	18.42

Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	999,689	412,669	656,389
Less: Net income attributable to preferred shareholders	11,086	9,438	8,672

Net income attributable to common shareholders	988,603	403,231	647,717

Effect of dilutive securities:
Convertible preferred stock	9,986	8,337	7,571
Stock compensation-type stock options	(25)	(19)	—

Net income attributable to common shareholders after assumed conversions	998,564	411,549	655,288

	2010	2011	2012
	(thousands of shares)
Shares:
Weighted average common shares outstanding	14,013,058	19,722,818	23,073,544

Effect of dilutive securities:
Convertible preferred stock (Note)	2,181,091	1,682,139	1,384,367
Stock compensation-type stock options	6,663	10,152	11,628

Weighted average common shares after assumed conversions	16,200,812	21,415,109	24,469,539

	2010	2011	2012
	(in yen)
Amounts per common share:
Basic net income per common share	70.55	20.44	28.07

Diluted net income per common share	61.64	19.22	26.78

Note:	The number of the dilutive common shares is based on the applicable conversion prices.

Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Components of Income Tax Expense (Benefit)

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Current:
Domestic	10,975	6,951	22,103
Foreign	6,138	11,412	32,714

Total current tax expense	17,113	18,363	54,817

Deferred:
Domestic	(378,678)	174,667	(36,777)
Foreign	1,370	197	(4,162)

Total deferred tax expense	(377,308)	174,864	(40,939)

Total income tax expense	(360,195)	193,227	13,878

Comprehensive Income Tax (Expense) Benefit Components

The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2010	2011	2012
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	361,234	(131,416)	29,925
Less: reclassification adjustments (Note)	(54,757)	(32,473)	18,249

Total	306,477	(163,889)	48,174

Pension liability adjustments:
Unrealized gains (losses)	9,051	(42,090)	2,367
Less: reclassification adjustments	14,481	6,206	8,992

Total	23,532	(35,884)	11,359

Total tax effect before allocation to noncontrolling interests	330,009	(199,773)	59,533

Note:	The amounts for the fiscal years ended March 31, 2011 and 2012 are presented based on the balances of AOCI at the point of their realization into earnings. The amount for the fiscal year ended March 31, 2010, which was previously presented based on the beginning balance of AOCI, is presented in the same manner to conform to the current year presentation.

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	686,455	611,357	662,835
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	279,319	248,761	269,708
Income not subject to tax	(23,207)	(17,334)	(18,295)
Expenses not deductible for tax purposes	1,496	1,517	1,469
Tax rate differentials of subsidiaries	650	3,288	(4,142)
Change in valuation allowance	(1,104,610)	(135,867)	(371,271)
Change in undistributed earnings of subsidiaries	10,384	10,724	(7,118)
Change in net operating loss carryforwards resulting from intercompany capital transactions	(1,400)	1,484	162
Expiration of net operating loss carryforwards	481,805	76,903	33,576
Business combination (Note 3)	(38,721)	—	—
Effect of enacted change in tax rates (Note)	—	—	107,011
Other	34,089	3,751	2,778

Income tax expense (benefit)	(360,195)	193,227	13,878

Note:	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rates concerning MHFG’s tax returns for the fiscal years ending March 31, 2013 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be reduced to 38.01% and 35.64%, respectively, from the previous rate of 40.69%. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	(in millions of yen)
Deferred tax assets:
Investments	1,096,761	1,063,804
Allowance for loan losses	416,785	333,231
Trading account assets	92,192	58,598
Prepaid pension cost and accrued pension liabilities	71,690	11,559
Financial Stabilization Funds	11,729	—
Premises and equipment	6,757	—
Undistributed earnings of subsidiaries	—	1,193
Net operating loss carryforwards	1,790,354	1,476,045
Other	302,407	282,998

	3,788,675	3,227,428
Valuation allowance	(2,478,130)	(1,952,899)

Deferred tax assets, net of valuation allowance	1,310,545	1,274,529

Deferred tax liabilities:
Available-for-sale securities	354,710	368,929
Derivative financial instruments	32,172	28,021
Premises and equipment	—	3,838
Undistributed earnings of subsidiaries	5,925	—
Other	76,121	52,863

Deferred tax liabilities	468,928	453,651

Net deferred tax assets	841,617	820,878

Summary of Operating Loss Carryforwards

These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2013	2,690
2014	16
2015	5
2016	—
2017	—
2018 and thereafter	1,331

Total	4,042

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193	1,829

Gross amount of increases related to positions taken during prior years	3,394	117	362
Gross amount of increases related to positions taken during the current year	—	20	244
Amount of decreases related to settlements	(10,306)	(2,218)	(227)
Foreign exchange translation	(534)	(283)	(48)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829	2,160

Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2010, 2011 and 2012 includes the following components:

	2010	2011	2012
	(in millions of yen)
Service cost-benefits earned during the fiscal year	27,342	27,761	27,734
Interest costs on projected benefit obligation	25,062	25,182	24,267
Expected return on plan assets	(15,120)	(40,209)	(28,234)
Amortization of prior service benefit	(318)	(319)	(318)
Amortization of net actuarial loss (gain)	36,483	15,532	25,595
Special termination benefits (Note)	4,387	4,222	14,115

Net periodic benefit cost	77,836	32,169	63,159

Note:	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC’s voluntary retirement scheme.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2011 and 2012 were summarized as follows:

	2011	2012
	(in millions of yen)
Net actuarial gain (loss)	(130,169)	25,401
Amortization of net actuarial loss (gain)	15,532	25,595
Amortization of prior service benefit	(319)	(318)

Total recognized in other comprehensive income (loss) before-tax	(114,956)	50,678

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.83%	1.73%
Rates of increase in future compensation level	2.13-6.12%	2.28-6.15%	2.33-6.46%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Expected rates of return on plan assets	1.49%	3.10%	2.27%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2011 and 2012 for the plans of MHFG and its subsidiaries:

	2011	2012
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,306,349	1,328,316
Service cost	27,761	27,734
Interest cost	25,182	24,267
Plan participants’ contributions	1,196	1,186
Actuarial loss (gain)	33,171	32,307
Foreign exchange translation	(1,112)	(364)
Benefits paid	(46,461)	(51,981)
Lump-sum payments	(17,770)	(17,751)

Benefit obligation at end of fiscal year	1,328,316	1,343,714

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,276,783	1,226,058
Actual return (negative return) on plan assets	(56,880)	85,935
Foreign exchange translation	(829)	(289)
Employer contributions	52,249	62,254
Plan participants’ contributions	1,196	1,186
Benefits paid	(46,461)	(51,981)

Fair value of plan assets at end of fiscal year	1,226,058	1,323,163

Funded status	(102,258)	(20,551)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	134	6,509
Accrued pension liability	(102,392)	(27,060)

Net amount recognized	(102,258)	(20,551)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,979	1,661
Net actuarial gain (loss)	(407,974)	(356,978)

Net amount recognized	(405,995)	(355,317)

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,301,798 million and ¥1,312,981 million, respectively, as of March 31, 2011 and 2012. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,327,682	87,935
Fair value of plan assets	1,225,290	60,831
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,301,163	84,752
Fair value of plan assets	1,225,290	60,831

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2013	61,748
2014	64,591
2015	66,872
2016	68,812
2017	69,999
2018-2022	360,114

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2012 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2011 and 2012, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2011						2012
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	533		—		—	533	601		—		—	601
Pooled funds (2)	—		67		—	67	—		70		—	70
Japanese debt securities:
Government bonds	161		—		—	161	183		—		—	183
Pooled funds (2)	—		40		—	40	—		41		—	41
Other	—		8		—	8	—		8		—	8
Foreign equity securities:
Common stocks	46		—		—	46	43		—		—	43
Pooled funds (2)	—		71		—	71	—		77		—	77
Foreign debt securities:
Government bonds	60		5		—	65	61		4		—	65
Pooled funds (2)	—		48		—	48	—		52		—	52
Other	—		13		—	13	—		16		—	16
General account of life insurance companies (3)	—		105		—	105	—		108		—	108
Hedge funds	—		—		1	1	—		—		1	1
Other	70	(4)	(2	) (5)	—	68	60	(4)	(2	) (5)	—	58

Total assets at fair value	870		355		1	1,226	948		374		1	1,323

Notes:
(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2012
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	12,338,000	1
Granted during fiscal year	12,452,000	1
Exercised during fiscal year	5,295,000	1
Forfeited during fiscal year	4,000	1

Outstanding at end of fiscal year	19,491,000	1	19.05	2,612

Exercisable at end of fiscal year	534,000	1	18.49	72

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2011	2012
Risk-free interest rate	0.13%	0.15%
Expected volatility	59.55%	34.04%
Expected remaining term (in years)	2.00	2.34
Expected dividend yield	4.55%	5.66%

Mizuho Trust & Banking Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of ex-MHTB Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	4,564,000	1
Exercised during fiscal year	1,518,000	1
Cancelled during fiscal year (Note)	3,046,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHTB common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.15%
Expected volatility	47.67%
Expected remaining term (in years)	2.00
Expected dividend yield	1.37%

Mizuho Securities Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of ex-MHSC Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,621,000	1
Exercised during fiscal year	1,104,000	1
Cancelled during fiscal year (Note)	1,517,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHSC common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.18%
Expected volatility	50.47%
Expected remaining term (in years)	3.27
Expected dividend yield	2.42%

Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Derivative Instruments

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2011 and 2012. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2011	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,186	—	9,964	—	9,541
Foreign exchange contracts	79,757	—	2,845	1	2,464
Equity-related contracts	3,242	—	154	—	150
Credit-related contracts	8,934	—	59	—	39
Other contracts	803	—	104	—	87

Total	946,922	—	13,126	1	12,281

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2010		2011		2012
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(4,489)	—	43,740	5,168	8,024	1,666

Total	(4,489)	—	43,740	5,168	8,024	1,666

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥0 million, ¥(1,144) million and ¥1,893 million were reclassified to earnings for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Disclosure of Credit Derivatives

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2011 and 2012:

	2011		2012
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,509	—	2,072	(2)
Non-investment grade	1,935	6	1,303	2

Total	4,444	6	3,375	—

Credit protection purchased	4,520	15	3,651	23

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2011 and 2012:

	Maximum payout/Notional amount
	2011	2012
	(in billions of yen)
One year or less	1,212	1,422
After one year through five years	3,024	1,896
After five years	208	57

Total	4,444	3,375

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income
	2010	2011	2012
	(in millions of yen)
Interest rate contracts (1)	115,416	250,222	261,632
Foreign exchange contracts	111,845	(105,504)	(146,258)
Equity-related contracts (1)	(22,841)	11,223	(7,143)
Credit-related contracts (2)	(97,215)	(15,220)	(5,575)
Other contracts	(2,103)	1,943	283

Total	105,102	142,664	102,939

Notes:

(1)	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2010, 2011 and 2012:

	Gains (losses) recorded in income
2010	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	469	(898)	—	(429)

Total	469	(898)	—	(429)

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Guarantor Obligations

The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

2012	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,681	978	536	167
Guarantees on loans	502	173	41	288
Guarantees on securities	73	32	41	—
Other guarantees	997	695	218	84
Guarantees for the repayment of trust principal	184	—	140	44
Liabilities of trust accounts	8,313	8,132	67	114
Derivative financial instruments	28,620	13,546	12,446	2,628

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Investment grade	1,760	2,125
Non-investment grade	1,241	1,128

Total	3,001	3,253

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Commitments to extend credit (Note)	50,436	52,438
Commercial letters of credit	465	536

Total	50,901	52,974

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Commitments for Capital and Operating Leases

Future minimum rental commitments for noncancelable leases at March 31, 2012 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2013	5,601	42,086
2014	4,336	30,365
2015	3,432	12,663
2016	2,847	8,480
2017	2,129	7,470
2018 and thereafter	3,891	20,633

Total minimum lease payments	22,236	121,697

Amount representing interest	1,385

Present value of minimum lease payments	20,851

Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2011 and 2012:

	Consolidated VIEs	Significant unconsolidated VIEs
2011	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,085	—	—
Asset-backed securitizations	511	680	44
Investments in securitization products	94	—	—
Investment funds	684	1,841	266
Trust arrangements and other	176	—	—

Total	3,550	2,521	310

	Consolidated VIEs	Significant unconsolidated VIEs
2012	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,129	—	—
Asset-backed securitizations	426	582	33
Investments in securitization products	74	—	—
Investment funds	989	2,455	334
Trust arrangements and other	119	—	—

Total	3,737	3,037	367

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2011 and 2012:

Assets on balance sheets related to unconsolidated VIEs:	2011	2012
	(in billions of yen)
Trading account assets	72	46
Investments	201	202
Loans	59	120

Total	332	368

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2011	2012
	(in billions of yen)
Trading account liabilities	1	0
Payables under securities lending transactions	23	15

Total	24	15

Maximum exposure to loss	310	367

Fees and commissions income (Tables)	12 Months Ended
Mar. 31, 2012
Other Income and Other Expense Disclosure

Details of Fees and commissions income for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	(in millions of yen)
Securities-related business	115,239	125,534	116,567
Remittance business	105,366	105,314	105,015
Deposits, debentures and lending business	94,547	95,209	97,509
Trust fees	49,101	47,201	45,990
Fees for other customer services	222,155	208,842	210,332

Total	586,408	582,100	575,413

Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2012
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2010, 2011 and 2012 are comprised of the following:

	2010	2011	2012
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	226,278	55,339	227,056
Derivative contracts	195,315	150,677	106,259
Total	421,593	206,016	333,315
Foreign exchange gains (losses)—net (Note)	(1,311)	55,998	98,054

Net trading gains (losses)	420,282	262,014	431,369

Note:	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Fair value (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2011 and 2012, including those for which the MHFG Group has elected the fair value option, are summarized below:

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds and federal agency securities	2,731	81	—	2,812
Other foreign gov’t bonds	1,140	109	1	1,250
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	452	1,807
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds and federal agency securities	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

2012	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	6,017	38	—	6,055
Japanese local gov’t bonds	—	91	—	91
U.S. Treasury bonds and federal agency securities	4,425	170	—	4,595
Other foreign gov’t bonds	1,273	117	—	1,390
Agency mortgage-backed securities	1,894	272	—	2,166
Residential mortgage-backed securities	—	—	159	159
Commercial mortgage-backed securities	—	2	26	28
Certificates of deposit and commercial paper	—	1,041	—	1,041
Corporate bonds and other	119	1,220	355	1,694
Equity securities	553	456	82	1,091
Derivatives:
Interest rate contracts	8	9,751	30	9,789
Foreign exchange contracts	2	2,507	73	2,582
Equity-related contracts	27	80	38	145
Credit-related contracts	—	34	25	59
Other contracts	—	—	61	61
Available-for-sale securities:
Japanese government bonds	31,066	1,581	—	32,647
Japanese local gov’t bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	101	—	—	101
Other foreign gov’t bonds	279	166	—	445
Agency mortgage-backed securities	150	830	—	980
Residential mortgage-backed securities	—	223	348	571
Commercial mortgage-backed securities	—	—	330	330
Japanese corporate bonds and other debt securities	—	2,352	226	2,578
Foreign corporate bonds and other debt securities	12	294	236	542
Equity securities (marketable)	2,660	132	—	2,792
Other investments	1	—	189	190

Total assets at fair value on a recurring basis (3)	48,587	21,630	2,178	72,395

Liabilities:
Trading securities sold, not yet purchased	4,610	78	—	4,688
Derivatives:
Interest rate contracts	5	9,408	40	9,453
Foreign exchange contracts	1	2,537	36	2,574
Equity-related contracts	46	118	16	180
Credit-related contracts	—	34	2	36
Other contracts	—	—	46	46
Long-term debt (4)	—	1	460	461

Total liabilities at fair value on a recurring basis	4,662	12,176	600	17,438

Notes:
(1)	Certain amounts as of March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2011 and 2012, of ¥542 billion and ¥631 billion, respectively, of which ¥482 billion and ¥581 billion, respectively, are classified in Level 2, and ¥60 billion and ¥50 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2011 and 2012:

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements (8)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	2	—	(3)	—	(1)	1	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	569	(21	) (3)	22	(118)	452	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2
Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—

Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

2012	April 1, 2011	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2012	Change in unrealized gains (losses) still held (7)
					(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	1	—	(3)	—	—	(1)	—	—	—	—
Residential mortgage-backed securities	206	(10	) (3)	—	1	(3)	—	(35)	159	(8)
Commercial mortgage-backed securities	50	(3	) (3)	—	2	(4)	—	(19)	26	(4)
Corporate bonds and other	452	(14	) (3)	13	579	(510)	—	(165)	355	(19)
Equity securities	96	(6	) (3)	(2)	18	(24)	—	—	82	(4)
Derivatives, net (2):
Interest rate contracts	(20)	6	(3)	—	—	—	—	4	(10)	9
Foreign exchange contracts	33	7	(3)	—	—	—	—	(3)	37	6
Equity-related contracts	29	(9	) (3)	—	—	—	—	2	22	(5)
Credit-related contracts	25	(2	) (3)	—	—	—	—	—	23	1
Other contracts	20	1	(3)	—	—	—	—	(6)	15	(3)
Available-for-sale securities:
Residential mortgage-backed securities	429	—	(4)	—	31	(9)	—	(103)	348	(2)
Commercial mortgage-backed securities	486	11	(4)	—	36	(115)	—	(88)	330	(5)
Japanese corporate bonds and other debt securities	289	(2	) (4)	—	61	(2)	—	(120)	226	—
Foreign corporate bonds and other debt securities	248	—	(4)	—	72	—	—	(84)	236	—
Other investments	260	(6	) (5)	(1)	7	(8)	—	(63)	189	(8)

Liabilities:
Long-term debt	440	(9	) (6)	—	—	—	80	(69)	460	(6)

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2011 have been reclassified to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2011 and 2012.
(8)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for those items as of March 31, 2011 and 2012.

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

2012	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	188	—	—	188	282
Loans held-for-sale	3	—	2	1	6
Other investments	17	5	—	12	21
Premises and equipment—net	—	—	—	—	4
Goodwill	—	—	—	—	6

Total assets at fair value on a nonrecurring basis	208	5	2	201	319

Liabilities:
Other liabilities	1	—	—	1	—

Total liabilities at fair value on a nonrecurring basis	1	—	—	1	—

Fair Value, by Balance Sheet Grouping

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2011 and 2012 are as follows:

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	24,516	24,516	21,141	21,141
Trading securities	14,979	14,979	18,310	18,310
Investments	40,037	40,043	43,251	43,266
Loans, net of allowance for loan losses	63,918	64,330	65,275	65,597
Other financial assets	2,653	2,653	2,901	2,901
Derivative financial instruments	13,126	13,126	12,636	12,636

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	35,014	37,652	37,652
Interest-bearing deposits	76,403	76,354	79,266	79,209
Debentures	741	735	—	—
Trading securities sold, not yet purchased	4,415	4,415	4,688	4,688
Due to trust accounts	629	629	560	560
Commercial paper and other short-term borrowings	15,151	15,151	13,950	13,946
Long-term debt	8,930	9,318	8,441	8,785
Other financial liabilities	4,084	4,084	4,635	4,635
Derivative financial instruments	12,282	12,282	12,289	12,289

Business segment information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	166.6	96.8	131.6	(4.1)	77.4	583.9	545.4	239.2	254.6	51.6	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	119.8	61.6	105.4	120.5	42.1	305.8	253.3	39.7	121.6	92.0	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	286.4	158.4	237.0	116.4	119.5	889.7	798.7	278.9	376.2	143.6	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	89.8	62.0	93.1	144.8	75.7	608.5	556.4	243.0	221.7	91.7	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	196.6	96.4	143.9	(28.4)	(8.3)	267.2	242.3	35.9	154.5	51.9	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4) MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(3)	Beginning the fiscal year ended March 31, 2012, certain items previously recorded in “General and administrative expenses” are now reported as “Net noninterest income” in accordance with Japanese GAAP to better reflect the underlying economics. Figures for the fiscal year ended March 31, 2011 have been reclassified to conform to such presentation.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2010, 2011 and 2012 presented above to Income before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2010	2011	2012
	(in billions of yen)
Net business profits	702.6	741.7	719.1

U.S. GAAP adjustments	144.1	(98.4)	87.2
(Provision) credit for loan losses	(222.1)	(0.6)	23.0
Net gains (losses) related to equity investments	34.1	2.2	(90.5)
Non-recurring personnel expense	(43.9)	(22.8)	(39.3)
Gains on disposal of premises and equipment	27.6	13.5	19.9
(Provision) credit for losses on off-balance-sheet instruments	24.1	(4.4)	1.2
Others—net (Note)	20.0	(19.8)	(57.8)

Income before income tax expense (benefit)	686.5	611.4	662.8

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a loss of ¥90.6 billion, ¥8.2 billion and ¥3.4 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 23 “Derivative financial instruments” and Note 3 “Business combination” for further information.

Foreign activities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2010:
Total revenue (1)	2,324.3	284.5	229.6	124.7	2,963.1
Total expenses (2)	1,907.6	134.8	163.0	71.2	2,276.6

Income before income tax expense	416.7	149.7	66.6	53.5	686.5

Net income	784.5	149.2	65.5	47.5	1,046.7

Total assets at end of fiscal year	121,555.8	21,951.5	10,178.7	4,665.5	158,351.5

Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Fiscal year ended March 31, 2012:
Total revenue (1)	1,965.7	251.3	132.0	178.2	2,527.2
Total expenses (2)	1,561.2	104.0	102.9	96.3	1,864.4

Income before income tax expense	404.5	147.3	29.1	81.9	662.8

Net income	419.2	131.2	28.1	70.5	649.0

Total assets at end of fiscal year	124,443.6	25,368.9	8,868.5	7,680.6	166,361.6

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2012
Condensed Financial Information of Parent Company Only, Statements of Financial Condition

Condensed balance sheets

	2011	2012
	(in millions of yen)
Assets:
Cash and due from banks	155	167
Interest-bearing deposits in other banks	16,336	14,286
Investments in subsidiaries and affiliated companies	4,959,426	5,817,075
Other	79,845	79,328

Total	5,055,762	5,910,856

Liabilities and shareholders’ equity:
Short-term borrowings	1,121,575	1,181,070
Long-term debt	240,000	240,000
Other liabilities	20,700	19,020
Shareholders’ equity	3,673,487	4,470,766

Total	5,055,762	5,910,856

Condensed Financial Information of Parent Company Only, Statement of Income

Condensed statements of income

	2010	2011	2012
	(in millions of yen)
Income:
Dividends from subsidiaries	3,847	16,544	7,955
Management fees from subsidiaries	29,945	29,879	29,747
Other income	7,981	22,157	12,643

Total	41,773	68,580	50,345

Expenses:
Operating expenses	19,808	19,674	21,260
Interest expense	13,918	16,165	16,383
Other expense	4,750	4,471	1,431

Total	38,476	40,310	39,074

Equity in undistributed net income of subsidiaries	996,309	384,463	645,308

Income before income tax expense (benefit)	999,606	412,733	656,579
Income tax expense (benefit)	(83)	64	190

Net income	999,689	412,669	656,389

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

Condensed statements of cash flows

	2010	2011	2012
	(in millions of yen)
Cash flows from operating activities:
Net income	999,689	412,669	656,389
Adjustments and other	(908,244)	(396,510)	(644,977)

Net cash provided by operating activities	91,445	16,159	11,412

Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(846,587)	(751,620)	(212)
Net change in other investing activities	15,755	(43,582)	80

Net cash used in investing activities	(830,832)	(795,202)	(132)

Cash flows from financing activities:
Net change in short-term borrowings	100,000	161,265	60,000
Proceeds from issuance of long-term debt	240,000	—	—
Proceeds from issuance of common stock	529,200	751,620	146,499
Purchases of treasury stock	(5)	(3)	(2,560)
Dividends paid	(130,802)	(134,644)	(215,937)
Net change in other financing activities	988	818	730

Net cash provided by (used in) financing activities	739,381	779,056	(11,268)

Net increase (decrease) in cash and due from banks	(6)	13	12
Cash and due from banks at beginning of fiscal year	148	142	155

Cash and due from banks at end of fiscal year	142	155	167

Subsequent events (Tables)	12 Months Ended
Mar. 31, 2012
Redeemed Preferred Securities

The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of yen)
Mizuho Preferred Capital (Cayman) 1 Limited	171,000	Arrival of optional redemption date

Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Minimum Month	Mar. 31, 2012 Minimum Impaired loans Day	Mar. 31, 2012 Software and Software Development Costs Year	Mar. 31, 2012 Shinko Securities Company Limited Customer relationships Year
Significant Accounting Policies [Line Items]
Securities derecognized from the consolidated balance sheets under repo-to-maturity transactions	¥ 33,070	¥ 616,861
Number of days past due				90
Period in which obligors generally determined to be substantially bankrupt, past due (in months)			6
Estimated useful life					5
Weighted-average amortization period						16

Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Mar. 31, 2012 Year
Buildings
Property, Plant, and Equipment Disclosure [Line Items]
Years, minimum	2
Years, maximum	50
Equipment and furniture
Property, Plant, and Equipment Disclosure [Line Items]
Years, minimum	2
Years, maximum	20
Leasehold improvements
Property, Plant, and Equipment Disclosure [Line Items]
Years, minimum	2
Years, maximum	50

Recently Issued Accounting Pronouncements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2011 Accumulated Deficit	Mar. 31, 2010 Accumulated Deficit	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited	Mar. 31, 2011 FAS 167 Additional Paid-in Capital	Mar. 31, 2011 FAS 167 Accumulated Deficit	Mar. 31, 2011 FAS 167 Accumulated Other Comprehensive Income	Mar. 31, 2010 Business Combination Shinko Securities Company Limited	Mar. 31, 2010 ASC 320
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total pre-tax gain on the business combination								¥ 106,674
Pre-tax gain on the bargain purchase			106,310	106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination				364
Adoption of FASB accounting change, effect on accumulated deficit	¥ 1,382	¥ 99,910			¥ 334	¥ 1,382	¥ (6,273)		¥ (99,910)

Business Combination - Additional Information (Detail) (Shinko Securities Company Limited, JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 07, 2009	Mar. 31, 2010	May 06, 2009
Shinko Securities Company Limited
Business Acquisition [Line Items]
Voting equity interests owned immediately before business combination			27.32%
Voting equity interests transferred	30.30%
Voting equity interests acquired	32.19%
Pre-tax gain on the bargain purchase	¥ 106,310	¥ 106,310
Common shares of MHSC paid as a non cash consideration	3,451,755
Value of common shares of MHSC paid as a non cash consideration	58,600
Noncontrolling interests in Shinko	79,318
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		¥ 364

Consideration Paid, Amounts of Assets Acquired and Liabilities Assumed, as well as Fair Value of Noncontrolling Interests in Shinko at Acquisition Date (Detail) (Shinko Securities Company Limited, JPY ¥)
In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 07, 2009	Mar. 31, 2010
Consideration
Equity instruments (3,451,755 common shares of MHSC)	¥ 58,600
Fair value of total consideration transferred	58,600
Fair value of MHFG's equity interests in Shinko held before the business combination	49,265
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	107,865
Premises and equipment	57,004
Intangible assets	73,949 [1]
Deferred tax liabilities	25,633
Total identifiable net assets	293,493
Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310	106,310
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	107,865
Cash and due from banks
Consideration
Recognized amounts of identifiable assets acquired	118,725
Interest-bearing deposits in other banks
Consideration
Recognized amounts of identifiable assets acquired	32,344
Receivables under securities borrowing transactions
Consideration
Recognized amounts of identifiable assets acquired	831,839
Trading account assets
Consideration
Recognized amounts of identifiable assets acquired	1,008,004
Investments
Consideration
Recognized amounts of identifiable assets acquired	98,937
Loans
Consideration
Recognized amounts of identifiable assets acquired	14,248
Accrued income
Consideration
Recognized amounts of identifiable assets acquired	7,462
Other assets
Consideration
Recognized amounts of identifiable assets acquired	76,734
Call money and funds purchased
Consideration
Recognized amounts of identifiable liabilities assumed	41,000
Payables under repurchase agreements
Consideration
Recognized amounts of identifiable liabilities assumed	27,111
Payables under securities lending transactions
Consideration
Recognized amounts of identifiable liabilities assumed	745,131
Other short-term borrowings
Consideration
Recognized amounts of identifiable liabilities assumed	357,813
Trading account liabilities
Consideration
Recognized amounts of identifiable liabilities assumed	671,841
Income taxes payable
Consideration
Recognized amounts of identifiable liabilities assumed	490
Accrued expenses
Consideration
Recognized amounts of identifiable liabilities assumed	5,777
Long-term debt
Consideration
Recognized amounts of identifiable liabilities assumed	75,795
Other liabilities
Consideration
Recognized amounts of identifiable liabilities assumed	¥ 75,162

[1]	Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.

Consideration Paid, Amounts of Assets Acquired and Liabilities Assumed, as well as Fair Value of Noncontrolling Interests in Shinko at Acquisition Date (Parenthetical) (Detail)	1 Months Ended
May 07, 2009 Year
Customer relationships
Business Acquisition [Line Items]
Customer relationships, weighted-average amortization period	16
Shinko Securities Company Limited
Business Acquisition [Line Items]
Equity instruments, common shares of MHSC	3,451,755

Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 40,236,604		¥ 37,675,421
Gross unrealized gains, available-for-sale securities	1,071,418		1,019,144
Gross unrealized losses, available-for-sale securities	49,046		145,624
Fair value, available-for-sale securities	41,258,976		38,548,941
Amortized cost, held-to-maturity securities	1,801,615		1,202,123
Gross unrealized gains, held-to-maturity securities	14,587		7,366
Gross unrealized losses, held-to-maturity securities	62		1,269
Fair value, held-to-maturity securities	1,816,140		1,208,220
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	32,629,290		29,280,682
Gross unrealized gains, available-for-sale securities	29,428		10,572
Gross unrealized losses, available-for-sale securities	12,064		78,001
Fair value, available-for-sale securities	32,646,654		29,213,253
Amortized cost, held-to-maturity securities	1,800,614		1,200,615
Gross unrealized gains, held-to-maturity securities	14,587		7,361
Gross unrealized losses, held-to-maturity securities	62		1,269
Fair value, held-to-maturity securities	1,815,139		1,206,707
Debt securities | Japanese corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, held-to-maturity securities	1,001		1,508
Gross unrealized gains, held-to-maturity securities			5
Fair value, held-to-maturity securities	1,001		1,513
Debt securities | Japanese local gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	269,434		229,440
Gross unrealized gains, available-for-sale securities	3,222		2,139
Gross unrealized losses, available-for-sale securities	90		1,410
Fair value, available-for-sale securities	272,566		230,169
Debt securities | U.S. Treasury bonds and federal agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	101,205		128,507
Gross unrealized gains, available-for-sale securities	310		397
Gross unrealized losses, available-for-sale securities	79		522
Fair value, available-for-sale securities	101,436		128,382
Debt securities | Other foreign gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	443,836		290,428
Gross unrealized gains, available-for-sale securities	969		331
Gross unrealized losses, available-for-sale securities	262		181
Fair value, available-for-sale securities	444,543		290,578
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	971,799		769,182
Gross unrealized gains, available-for-sale securities	9,381		3,496
Gross unrealized losses, available-for-sale securities	896		7,710
Fair value, available-for-sale securities	980,284	[1]	764,968	[1]
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	564,152		753,625
Gross unrealized gains, available-for-sale securities	10,375		11,358
Gross unrealized losses, available-for-sale securities	3,261		5,426
Fair value, available-for-sale securities	571,266		759,557
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	338,393		509,294
Gross unrealized gains, available-for-sale securities	2,828		2,961
Gross unrealized losses, available-for-sale securities	10,949		26,007
Fair value, available-for-sale securities	330,272		486,248
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	2,560,049		3,170,653
Gross unrealized gains, available-for-sale securities	32,066		41,456
Gross unrealized losses, available-for-sale securities	14,518		14,581
Fair value, available-for-sale securities	2,577,597		3,197,528
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	525,978		624,877
Gross unrealized gains, available-for-sale securities	18,139		23,785
Gross unrealized losses, available-for-sale securities	2,174		2,954
Fair value, available-for-sale securities	541,943		645,708
Equity securities (marketable)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,832,468		1,918,733
Gross unrealized gains, available-for-sale securities	964,700		922,649
Gross unrealized losses, available-for-sale securities	4,753		8,832
Fair value, available-for-sale securities	¥ 2,792,415		¥ 2,832,550

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 41,258,976		¥ 38,548,941
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	980,284	[1]	764,968	[1]
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	150,253		82,632
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 830,031		¥ 682,336

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011, and ¥150,253 million and ¥830,031 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Available-for-sale debt securities Amortized cost
Due in one year or less	¥ 13,733,350
Due after one year through five years	19,450,272
Due after five years through ten years	3,303,573
Due after ten years	1,916,941
Total	38,404,136
Available-for-sale debt securities Fair value
Due in one year or less	13,735,130
Due after one year through five years	19,471,730
Due after five years through ten years	3,314,390
Due after ten years	1,945,311
Total	38,466,561
Held-to-maturity debt securities Amortized cost
Due in one year or less	1,001
Due after one year through five years	1,800,614
Due after five years through ten years
Due after ten years
Total	1,801,615
Held-to-maturity debt securities Fair value
Due in one year or less	1,001
Due after one year through five years	1,815,139
Due after five years through ten years
Due after ten years
Total	¥ 1,816,140

Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Orico	Sep. 22, 2010 Orico	Mar. 31, 2012 Equity securities (marketable)	Mar. 31, 2011 Equity securities (marketable)	Mar. 31, 2012 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2010 Available-for-sale securities	Mar. 31, 2012 Available-for-sale securities Debt securities	Mar. 31, 2011 Available-for-sale securities Debt securities	Mar. 31, 2012 Available-for-sale securities Equity securities	Mar. 31, 2011 Available-for-sale securities Equity securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, net of tax			¥ 99,910
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, pre-tax amount			141,212
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, tax effect			33,775
Other-than-temporary impairment charges previously recorded through earnings which are reclassified to Accumulated other comprehensive loss, portion attributable to noncontrolling interests			7,527
Available-for-sale securities, other-than-temporary impairment losses								117,029	77,042	92,497	7,238	12,394	109,791	64,648
Available-for-sale securities, gross realized gains on sales	100,371	194,908	248,254
Available-for-sale securities, gross realized losses on sales	28,840	40,376	26,492
Equity method Investments, carrying value	231,730	172,326				15,497	15,420
Equity method Investments, aggregated market values						¥ 21,346	¥ 20,398
Percentage of proportionate share to the total outstanding common shares				25.60%	27.10%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted				58.00%

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by the Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 13,515,189		¥ 19,281,514
Less than 12 months Gross unrealized losses, available-for-sale securities	11,832		87,079
12 months or more Fair value, available-for-sale securities	1,532,887		2,296,109
12 months or more Gross unrealized losses, available-for-sale securities	37,214		58,545
Total Fair value, available-for-sale securities	15,048,076		21,577,623
Total Gross unrealized losses, available-for-sale securities	49,046		145,624
Less than 12 months, Fair value, held-to-maturity securities	49,950		299,022
Less than 12 months Gross unrealized losses, held-to-maturity securities	62		1,269
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	49,950		299,022
Total Gross unrealized losses, held-to-maturity securities	62		1,269
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	12,325,775		17,012,827
Less than 12 months Gross unrealized losses, available-for-sale securities	3,501		54,063
12 months or more Fair value, available-for-sale securities	683,322		1,284,639
12 months or more Gross unrealized losses, available-for-sale securities	8,563		23,938
Total Fair value, available-for-sale securities	13,009,097		18,297,466
Total Gross unrealized losses, available-for-sale securities	12,064		78,001
Less than 12 months, Fair value, held-to-maturity securities	49,950		299,022
Less than 12 months Gross unrealized losses, held-to-maturity securities	62		1,269
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	49,950		299,022
Total Gross unrealized losses, held-to-maturity securities	62		1,269
Debt securities | Japanese local gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	25,251		121,689
Less than 12 months Gross unrealized losses, available-for-sale securities	80		1,410
12 months or more Fair value, available-for-sale securities	5,743
12 months or more Gross unrealized losses, available-for-sale securities	10
Total Fair value, available-for-sale securities	30,994		121,689
Total Gross unrealized losses, available-for-sale securities	90		1,410
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	40,503		84,209
Less than 12 months Gross unrealized losses, available-for-sale securities	79		522
12 months or more Fair value, available-for-sale securities			3
Total Fair value, available-for-sale securities	40,503		84,212
Total Gross unrealized losses, available-for-sale securities	79		522
Debt securities | Other foreign gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	205,750		148,135
Less than 12 months Gross unrealized losses, available-for-sale securities	227		181
12 months or more Fair value, available-for-sale securities	7,312
12 months or more Gross unrealized losses, available-for-sale securities	35
Total Fair value, available-for-sale securities	213,062		148,135
Total Gross unrealized losses, available-for-sale securities	262		181
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	229,915		520,937
Less than 12 months Gross unrealized losses, available-for-sale securities	628		7,710
12 months or more Fair value, available-for-sale securities	102,451
12 months or more Gross unrealized losses, available-for-sale securities	268
Total Fair value, available-for-sale securities	332,366	[1]	520,937	[1]
Total Gross unrealized losses, available-for-sale securities	896		7,710
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	39,480		40,706
Less than 12 months Gross unrealized losses, available-for-sale securities	544		359
12 months or more Fair value, available-for-sale securities	153,112		251,170
12 months or more Gross unrealized losses, available-for-sale securities	2,717		5,067
Total Fair value, available-for-sale securities	192,592		291,876
Total Gross unrealized losses, available-for-sale securities	3,261		5,426
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	6,639		1,499
Less than 12 months Gross unrealized losses, available-for-sale securities	41		1
12 months or more Fair value, available-for-sale securities	192,865		355,884
12 months or more Gross unrealized losses, available-for-sale securities	10,908		26,006
Total Fair value, available-for-sale securities	199,504		357,383
Total Gross unrealized losses, available-for-sale securities	10,949		26,007
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	477,021		1,133,710
Less than 12 months Gross unrealized losses, available-for-sale securities	1,725		13,047
12 months or more Fair value, available-for-sale securities	292,956		276,244
12 months or more Gross unrealized losses, available-for-sale securities	12,793		1,534
Total Fair value, available-for-sale securities	769,977		1,409,954
Total Gross unrealized losses, available-for-sale securities	14,518		14,581
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	103,500		116,588
Less than 12 months Gross unrealized losses, available-for-sale securities	619		1,324
12 months or more Fair value, available-for-sale securities	93,087		126,015
12 months or more Gross unrealized losses, available-for-sale securities	1,555		1,630
Total Fair value, available-for-sale securities	196,587		242,603
Total Gross unrealized losses, available-for-sale securities	2,174		2,954
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	61,355		101,214
Less than 12 months Gross unrealized losses, available-for-sale securities	4,388		8,462
12 months or more Fair value, available-for-sale securities	2,039		2,154
12 months or more Gross unrealized losses, available-for-sale securities	365		370
Total Fair value, available-for-sale securities	63,394		103,368
Total Gross unrealized losses, available-for-sale securities	¥ 4,753		¥ 8,832

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by the Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 15,048,076		¥ 21,577,623
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	332,366	[1]	520,937	[1]
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	25,251		55,327
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	¥ 307,115		¥ 465,610

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Composition of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 231,730	¥ 172,326
Investments held by consolidated investment companies	190,343	285,716
Other equity interests	560,816	494,534
Total other investments	¥ 982,889	¥ 952,576

Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 66,078,573	[1]	¥ 64,771,441	[1]
Less: Unearned income and deferred loan fees-net	89,511		81,627
Loans outstanding	65,989,062		64,689,814
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,976,719		54,756,380
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,586,608		7,617,139
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,270,414		7,308,324
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,981,279		4,286,744
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,295,142		5,313,766
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,200,570		3,228,202
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,501,266		3,908,065
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,911,725		7,154,049
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,318,959	[2]	3,758,540	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,191,410		11,436,486
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	719,346		745,065
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,101,854		10,015,061
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,343,181		2,587,531
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	521,988		453,066
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	8,146,215		6,964,802
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 90,470	[2]	¥ 9,662	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Loans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 4,576	¥ 886	¥ 5,860
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	58,474
Valuation losses related to loans held for sale accounted for at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to valuation losses related to loans held for sale accounted for at the lower of cost or fair value	¥ 3,435	¥ 645	¥ 1,759

Credit Quality Indicators of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 66,078,573	[1]	¥ 64,771,441	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,976,719		54,756,380
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,586,608		7,617,139
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,270,414		7,308,324
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,981,279		4,286,744
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,295,142		5,313,766
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,200,570		3,228,202
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,501,266		3,908,065
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,911,725		7,154,049
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,318,959	[2]	3,758,540	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,910,756		12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,101,854		10,015,061
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,343,181		2,587,531
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	521,988		453,066
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	28,899,023		28,430,357
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	22,588,382		23,414,762
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,915,950		4,136,439
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,212,752		2,374,750
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,903,329		1,908,978
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,709,599		1,747,661
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,115,552		1,857,583
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,670,218		2,897,448
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,857,436		7,081,238
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,203,546		1,410,665
Financing Receivables Not Impaired | Normal obligors | A-B | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,310,641		5,015,595
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	16,004,193		14,953,545
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,827,363		12,198,623
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,545,195		2,230,245
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,550,102		3,367,262
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,500,985		1,737,894
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,677,141		2,575,281
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	852,938		1,104,179
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	603,291		783,833
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,125
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	897,378		196,124
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	189,208		203,805
Financing Receivables Not Impaired | Normal obligors | C-D | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,176,830		2,754,922
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,494,290	[3]	12,644,696	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,490,881	[3]	12,642,979	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	121,101	[3]	108,053	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	687,440	[3]	714,994	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	225,458	[3]	216,879	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	261,228	[3]	236,556	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	92,915	[3]	87,813	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,105	[3]	1,963	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,137	[3]	3,318	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,097,497	[3]	11,273,403	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,409	[3]	1,717	[3]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,312,297	[4]	3,971,661	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,907,792	[4]	2,814,126	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	326,741	[4]	270,870	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	154,900	[4]	100,301	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,611	[4]	10,935	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	88,693	[4]	76,199	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	265	[4]	305	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	387	[4]	765	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	43,164	[4]	72,811	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,107,898	[4]	2,042,711	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	183,133	[4]	239,229	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,404,505	[4]	1,157,535	[4]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	280,298	[3],[5]	291,984	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	280,107	[3],[5]	291,902	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	25,504	[3],[5]	30,536	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	28,683	[3],[5]	38,993	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	31,943	[3],[5]	35,884	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,582	[3],[5]	59,703	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,402	[3],[5]	14,996	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	201	[3],[5]	80	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	515	[3],[5]	655	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	125,277	[3],[5]	111,055	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	191	[3],[5]	82	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	196,494	[4],[5]	183,655	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	105,271	[4],[5]	115,791	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	9,088	[4],[5]	20,200	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	679	[4],[5]	6	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	97	[4],[5]	137	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54	[4],[5]	39	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,990	[4],[5]	90,507	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,363	[4],[5]	4,902	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	91,223	[4],[5]	67,864	[4],[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,582,161	[5]	2,972,974	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,621,991	[5]	2,071,301	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	346,323	[5]	511,115	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	430,372	[5]	447,221	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	198,066	[5]	268,270	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	303,264	[5]	441,637	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	71,995	[5]	109,605	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	213,431	[5]	220,569	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,462	[5]	13,513	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	47,078	[5]	59,371	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	960,170	[5]	901,673	[5]
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,309,817		1,322,569
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,154,932		1,206,896
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	296,706		309,681
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	205,486		264,797
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	118,887		107,904
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	200,538		176,592
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,449		53,682
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,633		3,407
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,033		1,047
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	264,200		289,786
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 154,885		¥ 115,673

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.

Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	¥ 1,309,817	[1]	¥ 1,322,569	[1]
Unpaid principal balance	1,454,132	[2]	1,533,957	[2]
Related allowance	356,840		333,344
Average recorded investment	1,319,138		1,374,886
Interest income recognized	23,423	[3]	23,081	[3]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	1,154,932	[1]	1,206,896	[1]
Unpaid principal balance	1,296,245	[2]	1,409,954	[2]
Related allowance	294,793		295,207
Average recorded investment	1,184,524		1,257,471
Interest income recognized	20,265	[3]	20,908	[3]
Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	296,706	[1]	309,681	[1]
Unpaid principal balance	318,736	[2]	347,679	[2]
Related allowance	103,601		112,080
Average recorded investment	301,383		289,327
Interest income recognized	4,397	[3]	4,991	[3]
Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	205,486	[1]	264,797	[1]
Unpaid principal balance	246,189	[2]	322,175	[2]
Related allowance	43,770		54,752
Average recorded investment	232,473		282,638
Interest income recognized	3,167	[3]	4,675	[3]
Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	118,887	[1]	107,904	[1]
Unpaid principal balance	139,842	[2]	132,786	[2]
Related allowance	33,233		30,783
Average recorded investment	117,306		149,132
Interest income recognized	2,346	[3]	2,297	[3]
Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	200,538	[1]	176,592	[1]
Unpaid principal balance	221,300	[2]	218,619	[2]
Related allowance	74,235		63,289
Average recorded investment	190,179		167,998
Interest income recognized	3,590	[3]	3,359	[3]
Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	53,449	[1]	53,682	[1]
Unpaid principal balance	56,814	[2]	59,742	[2]
Related allowance	18,720		21,517
Average recorded investment	55,136		106,822
Interest income recognized	1,125	[3]	1,383	[3]
Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	11,633	[1]	3,407	[1]
Unpaid principal balance	12,761	[2]	4,841	[2]
Related allowance	5,105		1,388
Average recorded investment	8,385		13,417
Interest income recognized	348	[3]	95	[3]
Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	4,033	[1]	1,047	[1]
Unpaid principal balance	4,137	[2]	2,211	[2]
Related allowance	3,668		178
Average recorded investment	3,144		1,224
Interest income recognized	55	[3]	7	[3]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	264,200	[1]	289,786	[1]
Unpaid principal balance	296,466	[2]	321,901	[2]
Related allowance	12,461		11,220
Average recorded investment	276,518		246,913
Interest income recognized	5,237	[3]	4,101	[3]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	154,885	[1]	115,673	[1]
Unpaid principal balance	157,887	[2]	124,003	[2]
Related allowance	62,047		38,137
Average recorded investment	134,614		117,415
Interest income recognized	3,158	[3]	2,173	[3]
Impaired loans requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	1,078,983	[1]	1,027,286	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	937,411	[1]	924,182	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	287,471	[1]	294,921	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	158,339	[1]	203,948	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	105,809	[1]	93,168	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	188,231	[1]	162,326	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	47,103	[1]	47,879	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	11,577	[1]	3,353	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	3,995	[1]	574	[1]
Impaired loans requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	134,886	[1]	118,013	[1]
Impaired loans requiring an allowance for loan losses | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	141,572	[1]	103,104	[1]
Impaired loans not requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	230,834	[1],[4]	295,283	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	217,521	[1],[4]	282,714	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	9,235	[1],[4]	14,760	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	47,147	[1],[4]	60,849	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	13,078	[1],[4]	14,736	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	12,307	[1],[4]	14,266	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	6,346	[1],[4]	5,803	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	56	[1],[4]	54	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	38	[1],[4]	473	[1],[4]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	129,314	[1],[4]	171,773	[1],[4]
Impaired loans not requiring an allowance for loan losses | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans recorded investment	¥ 13,313	[1],[4]	¥ 12,569	[1],[4]

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.
[2]	The MHFG Group amended the unpaid principal balances to correct an immaterial error from the prior year. The amounts in the unpaid principal balance column as of March 31, 2011 were reduced in total by ¥210,161 million. This amendment did not impact the beginning or ending balance of allowance for loan losses and the amounts recorded in the consolidated financial statements of the Group.
[3]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
[4]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.

Impaired Loans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in the amount of unpaid principal balance of impaired loans	¥ 210,161

Troubled Debt Restructuring (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	9,019
Interest rate reduction and/or Postponement of principal and/or interest	818,526
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	12,260	[1]
Loan forgiveness or debt to equity swaps charge-off	9,019
Interest rate reduction and/or Postponement of principal and/or interest	748,950
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	9,467	[1]
Loan forgiveness or debt to equity swaps charge-off	7,578
Interest rate reduction and/or Postponement of principal and/or interest	189,978
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	74,399
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	109,576
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	2,793	[1]
Loan forgiveness or debt to equity swaps charge-off	1,441
Interest rate reduction and/or Postponement of principal and/or interest	233,703
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	53,644
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	23,789
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	3,652
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	60,209
Foreign
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	¥ 69,576

[1]	Amounts represent book values of loans immediately after the restructurings.

Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 53,868
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	50,393
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	7,337
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	4,116
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	7,863
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	9,999
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	20,278
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	800
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 3,475

Analysis of the Age of the Recorded Investment in Financing Receivables that are Past Due (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 63,515		¥ 69,615
60-89 days past due	46,697		47,169
90 days or more past due	246,242		346,181
Total past due	356,454		462,965
Current	65,722,119		64,308,476
Total	66,078,573	[1]	64,771,441	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	61,378		61,065
60-89 days past due	40,969		40,945
90 days or more past due	231,711		331,206
Total past due	334,058		433,216
Current	53,642,661		54,323,164
Total	53,976,719		54,756,380
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,587		1,847
60-89 days past due	2,409		2,613
90 days or more past due	46,353		29,306
Total past due	52,349		33,766
Current	7,534,259		7,583,373
Total	7,586,608		7,617,139
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	6,395		6,537
60-89 days past due	4,864		8,125
90 days or more past due	59,307		103,607
Total past due	70,566		118,269
Current	7,199,848		7,190,055
Total	7,270,414		7,308,324
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,325		3,916
60-89 days past due	2,436		1,836
90 days or more past due	14,571		21,631
Total past due	20,332		27,383
Current	3,960,947		4,259,361
Total	3,981,279		4,286,744
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	5,577		4,662
60-89 days past due	2,212		4,891
90 days or more past due	17,745		30,707
Total past due	25,534		40,260
Current	5,269,608		5,273,506
Total	5,295,142		5,313,766
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	630		1,151
60-89 days past due	5,859		1,060
90 days or more past due	7,591		7,980
Total past due	14,080		10,191
Current	3,186,490		3,218,011
Total	3,200,570		3,228,202
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due			1
60-89 days past due			8
90 days or more past due	6		264
Total past due	6		273
Current	3,501,260		3,907,792
Total	3,501,266		3,908,065
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,911,725		7,154,049
Total	6,911,725		7,154,049
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	62		100
60-89 days past due			1
90 days or more past due	174		671
Total past due	236		772
Current	4,318,723		3,757,768
Total	4,318,959	[2]	3,758,540	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	41,802		42,851
60-89 days past due	23,189		22,411
90 days or more past due	85,964		137,040
Total past due	150,955		202,302
Current	11,759,801		11,979,249
Total	11,910,756		12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	2,137		8,550
60-89 days past due	5,728		6,224
90 days or more past due	14,531		14,975
Total past due	22,396		29,749
Current	12,079,458		9,985,312
Total	12,101,854		10,015,061
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,343,181		2,587,531
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 521,988		¥ 453,066

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 734,530		¥ 879,433		¥ 869,786
Provision (credit) for loan losses	(23,044)		647		222,102
Charge-offs	80,142		184,590		260,491
Less: Recoveries	52,256		47,646		53,808
Net charge-offs	27,886		136,944		206,683
Others	(908)	[1]	(8,606)	[1]	(5,772)	[1]
Balance at end of fiscal year	682,692		734,530		879,433
Allowance for loan losses of which individually evaluated for impairment	285,582		300,525
Allowance for loan losses of which collectively evaluated for impairment	397,110		434,005
Loans	66,078,573	[2]	64,771,441	[2]
Loans of which individually evaluated for impairment	766,047	[2]	876,296	[2]
Loans of which collectively evaluated for impairment	65,312,526	[2]	63,895,145	[2]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	563,116		736,630
Provision (credit) for loan losses	(19,433)		(47,532)
Charge-offs	54,599		163,269
Less: Recoveries	48,354		45,213
Net charge-offs	6,245		118,056
Others	(1,963)	[1]	(7,926)	[1]
Balance at end of fiscal year	535,475		563,116
Allowance for loan losses of which individually evaluated for impairment	252,853		246,622
Allowance for loan losses of which collectively evaluated for impairment	282,622		316,494
Loans	48,572,906	[2]	47,402,056	[2]
Loans of which individually evaluated for impairment	667,824	[2]	718,058	[2]
Loans of which collectively evaluated for impairment	47,905,082	[2]	46,683,998	[2]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	151,342		119,749
Provision (credit) for loan losses	(21,375)		33,352
Charge-offs	5,133		3,258
Less: Recoveries	1,442		1,499
Net charge-offs	3,691		1,759
Balance at end of fiscal year	126,276		151,342
Allowance for loan losses of which individually evaluated for impairment	23,396		45,304
Allowance for loan losses of which collectively evaluated for impairment	102,880		106,038
Loans	12,959,663	[2]	13,162,377	[2]
Loans of which individually evaluated for impairment	55,149	[2]	106,817	[2]
Loans of which collectively evaluated for impairment	12,904,514	[2]	13,055,560	[2]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	20,072		23,054
Provision (credit) for loan losses	17,764		14,827
Charge-offs	20,410		18,063
Less: Recoveries	2,460		934
Net charge-offs	17,950		17,129
Others	1,055	[1]	(680)	[1]
Balance at end of fiscal year	20,941		20,072
Allowance for loan losses of which individually evaluated for impairment	9,333		8,599
Allowance for loan losses of which collectively evaluated for impairment	11,608		11,473
Loans	4,546,004	[2]	4,207,008	[2]
Loans of which individually evaluated for impairment	43,074	[2]	51,421	[2]
Loans of which collectively evaluated for impairment	¥ 4,502,930	[2]	¥ 4,155,587	[2]

[1]	Others include primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.

Allowance For Loan Losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in provision for loan losses	¥ 23,691	¥ 221,455

Premises and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Land	¥ 271,083	¥ 266,827
Buildings	735,188	710,226
Equipment and furniture	480,068	466,667
Leasehold improvements	89,200	88,107
Construction in progress	11,575	28,777
Software	668,448	683,514
Total	2,255,562	2,244,118
Less: Accumulated depreciation and amortization	1,150,693	1,129,914
Premises and equipment-net	¥ 1,104,869	¥ 1,114,204

Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 160,231	¥ 162,128	¥ 156,393
Premises and equipment under capital leases, accumulated depreciation and amortization	1,150,693	1,129,914
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	45,392	47,074
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 28,254	¥ 28,954

Changes in Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 7,610		¥ 15,016			¥ 15,016
Goodwill acquired	3,776	[1]	1,973	[2]
Impairment losses recognized	5,637		9,379
Foreign exchange translation	(114)
Balance at end of fiscal year	5,635		7,610			15,016
Gross amount of goodwill	70,909		67,247		65,274
Accumulated impairment losses	65,274		59,637		50,258
Global Corporate Group
Goodwill [Line Items]
Balance at beginning of fiscal year	1,973
Goodwill acquired			1,973	[2]
Foreign exchange translation	(130)
Balance at end of fiscal year	1,843		1,973
Gross amount of goodwill	27,558		27,688		25,715
Accumulated impairment losses	25,715		25,715		25,715
Global Retail Group
Goodwill [Line Items]
Balance at beginning of fiscal year	5,637		15,016			15,016
Goodwill acquired	3,776	[1]
Impairment losses recognized	5,637		9,379
Foreign exchange translation	16
Balance at end of fiscal year	3,792		5,637			15,016
Gross amount of goodwill	43,351		39,559		39,559
Accumulated impairment losses	¥ 39,559		¥ 33,922		¥ 24,543

[1]	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.
[2]	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.

Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 5,637	¥ 9,379
Intangible assets amortization expenses recognized	5,490	5,292	3,917
Global Retail Group
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 5,637	¥ 9,379

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 86,092		¥ 86,304
Accumulated amortization	15,792		10,537
Net carrying amount	70,300		75,767
Intangible assets subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	76,348		76,536
Accumulated amortization	15,792		10,537
Net carrying amount	60,556		65,999
Intangible assets subject to amortization | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	13,721	[1]	8,347	[1]
Net carrying amount	60,228	[1]	65,602	[1]
Intangible assets subject to amortization | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,399		2,587
Accumulated amortization	2,071		2,190
Net carrying amount	328		397
Intangible assets not subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	9,744		9,768
Net carrying amount	¥ 9,744		¥ 9,768

[1]	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 "Business combination" for further information.

Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 5,572
2014	5,669
2015	5,331
2016	5,039
2017	¥ 4,761

Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 47	¥ 52
Trading account assets	12,189	9,747
Available-for-sale securities	17,922	18,000
Loans	9,107	9,520
Other assets	1,009	649
Total	¥ 40,274	¥ 37,968

Associated Liabilities Collateralized by Pledged Assets (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 450	¥ 825
Call money and funds purchased	1,596	1,878
Payables under repurchase agreements	5,393	4,599
Payables under securities lending transactions	7,635	4,750
Other short-term borrowings	9,825	9,301
Long-term debt	3,129	4,989
Total	¥ 28,028	¥ 26,342

Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 5,656	¥ 7,847
Fair value collateral received that can be sold or repledged	14,704	15,275
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 11,859	¥ 13,504

Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more as well as Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 25,629,956	¥ 25,509,202
Foreign deposit in amounts of USD 100,000 or more	9,847,392	7,963,259
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,232,463	17,655,932
Foreign deposit in amounts of USD 100,000 or more	6,420,138	6,166,293
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	8,397,493	7,853,270
Foreign deposit in amounts of USD 100,000 or more	¥ 3,427,254	¥ 1,796,966

Deposits - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 540	¥ 582

Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Total	¥ 45,676,624
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	31,521,033
Due after one year through two years	1,882,156
Due after two years through three years	1,498,412
Due after three years through four years	386,194
Due after four years through five years	403,424
Due after five years	134,283
Total	35,825,502
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	9,832,409
Due after one year through two years	13,479
Due after two years through three years	1,037
Due after three years through four years	1,678
Due after four years through five years	1,723
Due after five years	796
Total	9,851,122
Time deposits
Deposits From Banking Clients [Line Items]
Total	33,851,877
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	23,124,190
Due after one year through two years	1,881,506
Due after two years through three years	1,498,412
Due after three years through four years	386,194
Due after four years through five years	403,424
Due after five years	134,283
Total	27,428,009
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	6,405,155
Due after one year through two years	13,479
Due after two years through three years	1,037
Due after three years through four years	1,678
Due after four years through five years	1,723
Due after five years	796
Total	6,423,868
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	11,824,747
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	8,396,843
Due after one year through two years	650
Total	8,397,493
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	3,427,254
Total	¥ 3,427,254

Interest Rates and Maturities of Debentures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Debt Instrument [Line Items]
Debentures	¥ 740,933
Five-year coupon debentures
Debt Instrument [Line Items]
Maturities, lower range	Apr.2011
Maturities, upper range	Apr.2016
Debentures	¥ 740,933
Minimum | Five-year coupon debentures
Debt Instrument [Line Items]
Interest rates	0.06%
Maximum | Five-year coupon debentures
Debt Instrument [Line Items]
Interest rates	0.66%

Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Obligations under capital leases	¥ 20,851	¥ 23,794
Loan participation borrowings	59,517	69,937
Senior borrowings and bonds	4,438,602	4,550,298
Subordinated borrowings and bonds	3,942,848	4,309,467
Total	¥ 8,461,818	¥ 8,953,496

Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Debt Instrument [Line Items]
Borrowings and bonds	¥ 8,381,450		¥ 8,859,765
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	4,438,602		4,550,298
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Jul. 2040	[1]
Borrowings and bonds	2,884,693		3,007,615
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Sep. 2012	[1]
Maturities, upper range	Sep. 2038	[1]
Borrowings and bonds	126,371		5,288
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Sep. 2014	[1]
Borrowings and bonds	63		11,243
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Mar. 2042	[1]
Borrowings and bonds	1,117,315		1,231,317
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Jul. 2047	[1]
Borrowings and bonds	309,567		294,202
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Nov. 2012	[1]
Maturities, upper range	May 2015	[1]
Borrowings and bonds	593		633
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	3,942,848		4,309,467
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Perpetual	[1]
Borrowings and bonds	3,366,558		3,536,156
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2014	[1]
Maturities, upper range	Perpetual	[1]
Borrowings and bonds	243,299		246,290
Subordinated borrowings and bonds | Fixed Rate | Denominated in Euro
Debt Instrument [Line Items]
Borrowings and bonds			59,588
Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Mar. 2013	[1]
Maturities, upper range	Perpetual	[1]
Borrowings and bonds	331,348		406,318
Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Dec. 2017	[1]
Maturities, upper range	Jan. 2018	[1]
Borrowings and bonds	¥ 1,643		¥ 61,115
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	0.60%	[2]
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	1.31%	[2]
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	5.89%	[2]
Minimum | Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.60%	[2]
Minimum | Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	1.49%	[2]
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	9.60%	[2]
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	7.49%	[2]
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	4.58%	[2]
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	14.00%	[2]
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	10.00%	[2]
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	1.81%	[2]
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	4.74%	[2]
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	14.91%	[2]
Maximum | Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	3.88%	[2]
Maximum | Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	1.49%	[2]

[1]	Maturity information shown is the range of maturities at March 31, 2012.
[2]	The interest rates shown are the range of contractual rates in effect at March 31, 2012.

Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
2013	¥ 884,573
2014	764,019
2015	1,114,695
2016	1,102,843
2017	751,903
2018 and thereafter	3,843,785
Total	¥ 8,461,818	¥ 8,953,496

Other Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Collateral provided for derivative transactions	¥ 822,358	¥ 529,967
Accounts receivable from brokers, dealers and customers for securities transactions	815,064	841,542
Financial Stabilization Funds	189,146	330,153
Security deposits	106,682	106,881
Miscellaneous receivables	70,660	84,861
Loans held for sale	6,650	10,411
Other	573,355	437,734
Total	2,583,915	2,341,549
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,865,871	1,424,490
Guaranteed trust principal	550,869	578,283
Factoring amounts owed to customers	371,602	335,944
Collateral accepted for derivative transactions	366,928	322,960
Miscellaneous payables	296,690	249,487
Unearned income	141,967	146,536
Matured debentures	115,933	150,241
Accrued pension liability	27,060	102,392
Other	807,842	768,556
Total	¥ 4,544,762	¥ 4,078,889

Other Assets and Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 1997 Year	Mar. 31, 2012 Financial Stabilization Funds
Other Assets and Other Liabilities [Line Items]
Financial Stabilization Funds, deposits during the period			¥ 359,017
Financial Stabilization Funds, expected maturity (in years)			15
Financial Stabilization Funds, carrying amount of the deposits	189,146	330,153
Financial Stabilization Funds, deposits collected				¥ 149,017

Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Class of Stock [Line Items]
Aggregate amount	¥ 951,442		¥ 951,442		¥ 951,442
Number of shares Authorized	4,369,512,000		4,369,512,000		4,369,512,000
Number of shares Issued	951,442,000		951,442,000		951,442,000
Number of shares In treasury	37,046,418		5,656,647
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	1,369,512,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Convertible or not	-		-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount	¥ 36,690		¥ 36,690		¥ 36,690
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Number of shares Issued	36,690,000		36,690,000		36,690,000
Liquidation value per share	¥ 1,000		¥ 1,000		¥ 1,000
Convertible or not	No		No		No
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	541,073,800		497,866,000		415,471,000
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	541,073,800	[1]	497,866,000	[1]	415,471,000	[1]

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock (Detail) (Eleventh series class XI preferred stock)	12 Months Ended
Mar. 31, 2012
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2012 and 2015 (each, a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90. [1]
Minimum
Class of Stock [Line Items]
Conversion period	Jul 1, 2008
Maximum
Class of Stock [Line Items]
Conversion period	Jun 30, 2016

[1]	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)	Mar. 31, 2012
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 282.9

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock on Day Following End of Conversion Period (Detail) (Eleventh series class XI preferred stock)	12 Months Ended
Mar. 31, 2012
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1 of each year between 2012 and 2015 (each, a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90. [1]
Conversion on the day following the end of the conversion period
Class of Stock [Line Items]
Conversion date	Jul 1, 2016
Conversion ratio	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

[1]	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock on Day Following End of Conversion Period (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)
Mar. 31, 2012
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 282.9

Changes in Number of Shares and Aggregate Amount of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Class of Stock [Line Items]
Balance at end of fiscal year	¥ 4,647,024		¥ 4,035,356		¥ 3,332,018
Preferred stock
Class of Stock [Line Items]
Issued at beginning of year	951,442,000		951,442,000		951,442,000
Net change
Issued at end of year	951,442,000		951,442,000		951,442,000
Balance at beginning of fiscal year	453,576		535,971		948,641
Net change	(43,208)		(82,395)		(412,670)
Balance at end of fiscal year	410,368		453,576		535,971
Preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	951,442		951,442		951,442
Net change
Balance at end of fiscal year	951,442		951,442		951,442
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Issued at beginning of year	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Net change		[1]		[1]		[1]
Issued at end of year	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Preferred stock | Eleventh series class XI preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	914,752	[1]	914,752	[1]	914,752	[1]
Net change		[1]		[1]		[1]
Balance at end of fiscal year	914,752	[1]	914,752	[1]	914,752	[1]
Preferred stock | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year	36,690,000		36,690,000		36,690,000
Net change
Issued at end of year	36,690,000		36,690,000		36,690,000
Preferred stock | Thirteenth series class XIII preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	36,690		36,690		36,690
Net change
Balance at end of fiscal year	¥ 36,690		¥ 36,690		¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common Stock - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Sep. 30, 2011 Mizuho Trust & Banking Company Limited	Sep. 30, 2011 Mizuho Securities Company Limited	Sep. 30, 2011 Mizuho Investors Securities Company Limited
Class of Stock [Line Items]
Equity transaction, shares of common stock issued	4,748,000	824,271,984	951,166,005	322,928,897
Equity transaction, voting equity interests received in exchange		30.15%	40.80%	46.02%
Equity transaction, value of common stock issued		¥ 95,828	¥ 110,379	¥ 37,497
Equity transaction, increase (decrease) in additional paid-in capital to adjust the carrying amount of Noncontrolling interests		(65,494)	38,423	11,599
Equity transaction, the carrying amount of Accumulated other comprehensive income adjusted to reflect the change in the ownership interest		¥ (958)	¥ 2,178	¥ (744)

Changes in Number of Issued Shares of Common Stock (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Class of Stock [Line Items]
Balance at beginning of fiscal year	21,782,185,320	15,494,397,690	11,178,940,660
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	151,921,540	287,787,630	1,315,457,030
Issuance of new shares of common stock by exercise of stock acquisition rights	4,748,000
Issuance of new shares of common stock by public offering		5,609,000,000	2,804,400,000
Issuance of new shares of common stock by way of third-party allotment		391,000,000	195,600,000
Issuance of new shares of common stock for stock exchanges	2,109,310,867
Balance at end of fiscal year	24,048,165,727	21,782,185,320	15,494,397,690

Dividends - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,254,973
Capital surplus	1,194,865
Retained earnings	1,235,038
Description of dividend payment restrictions	In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock.
Percentage of retained earnings set aside for legal reserve	10.00%
Maximum amount available for dividends under Company Law and the Banking Law	1,225,235
Minimum Tier 1 capital ratio required for capital adequacy purposes	4.00%
Japan Gaap Legal Reserve
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,199,215
Japan Gaap Legal Reserve | Japan Gaap Additional Paid-in Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,194,865
Japan Gaap Legal Reserve | Japan Gaap Retained Earnings
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350

Dividends on Preferred Stock and Common Stock (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 216,508	[1],[2]	¥ 134,966	[2]	¥ 131,016	[2]
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 30	[1]	¥ 20		¥ 20
Cash dividends In aggregate	12,173	[1],[2]	9,985	[2]	18,239	[2]
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 45	[1]	¥ 30		¥ 30
Cash dividends In aggregate	1,651	[1],[2]	1,101	[2]	1,101	[2]
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 9	[1]	¥ 8		¥ 10
Cash dividends In aggregate	¥ 202,684	[1],[2]	¥ 123,880	[2]	¥ 111,676	[2]

[1]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
[2]	Dividends paid on treasury stock are excluded.

Regulatory Matters - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	120.00%
Description of risk based capital requirement and limitations	Tier 2 capital generally consists of: general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach; 45% of each of the unrealized gains on “other securities” and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk equivalent and the amount of Tier 1 capital.
Percentage of unrealized gains on other securities included in Tier 2 capital	45.00%
Minimum original maturity of subordinated term debt included in Tier 2 capital	5 years
Preferred term shares maximum percentage of Tier 1 capital included in Tier 2 capital	50.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.
Capital ratio that call for regulatory reporting | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	140.00%
Capital ratio that lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer | Minimum
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	100.00%
Domestic banks with only domestic operations
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	4.00%
Basel I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Minimum capital adequacy ratio	8.00%

Capital Adequacy Ratios of MHFG, MHCB, MHBK, and MHTB (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Total risk-based capital:
Actual	¥ 2,254,973,000,000
Tier 1 capital:
Required	4.00%
Total risk-based capital:
Required	120.00%
Consolidated | Mizuho Financial Group Inc
Tier 1 capital:
Required	2,007,000,000,000	2,068,000,000,000
Actual	6,398,000,000,000	6,170,000,000,000
Total risk-based capital:
Required	4,013,000,000,000	4,136,000,000,000
Actual	7,773,000,000,000	7,911,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	12.75%	11.93%
Total risk-based capital:
Required	8.00%	8.00%
Actual	15.49%	15.30%
Consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,117,000,000,000	1,125,000,000,000
Actual	4,431,000,000,000	4,529,000,000,000
Total risk-based capital:
Required	2,235,000,000,000	2,250,000,000,000
Actual	4,974,000,000,000	5,287,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	15.86%	16.10%
Total risk-based capital:
Required	8.00%	8.00%
Actual	17.80%	18.80%
Consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	426,000,000,000	457,000,000,000
Actual	2,428,000,000,000	2,375,000,000,000
Total risk-based capital:
Required	852,000,000,000	915,000,000,000
Actual	3,307,000,000,000	3,411,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	11.39%	10.38%
Total risk-based capital:
Required	4.00%	4.00%
Actual	15.52%	14.91%
Consolidated | Mizuho Trust & Banking Company Limited
Tier 1 capital:
Required	95,000,000,000	98,000,000,000
Actual	335,000,000,000	297,000,000,000
Total risk-based capital:
Required	191,000,000,000	196,000,000,000
Actual	436,000,000,000	400,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	14.02%	12.11%
Total risk-based capital:
Required	8.00%	8.00%
Actual	18.26%	16.34%
Non-consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,013,000,000,000	1,025,000,000,000
Actual	4,135,000,000,000	4,054,000,000,000
Total risk-based capital:
Required	2,026,000,000,000	2,049,000,000,000
Actual	5,105,000,000,000	5,212,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	16.32%	15.82%
Total risk-based capital:
Required	8.00%	8.00%
Actual	20.15%	20.34%
Non-consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	413,000,000,000	442,000,000,000
Actual	2,380,000,000,000	2,329,000,000,000
Total risk-based capital:
Required	826,000,000,000	884,000,000,000
Actual	3,227,000,000,000	3,318,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	11.51%	10.54%
Total risk-based capital:
Required	4.00%	4.00%
Actual	15.62%	15.02%
Non-consolidated | Mizuho Trust & Banking Company Limited
Tier 1 capital:
Required	94,000,000,000	96,000,000,000
Actual	332,000,000,000	296,000,000,000
Total risk-based capital:
Required	188,000,000,000	193,000,000,000
Actual	¥ 433,000,000,000	¥ 399,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	14.13%	12.28%
Total risk-based capital:
Required	8.00%	8.00%
Actual	18.42%	16.54%

Computation of Basic and Diluted Earnings per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Net income:
Net income attributable to MHFG shareholders	¥ 656,389		¥ 412,669		¥ 999,689
Less: Net income attributable to preferred shareholders	8,672		9,438		11,086
Net income attributable to common shareholders	647,717		403,231		988,603
Effect of dilutive securities:
Convertible preferred stock	7,571		8,337		9,986
Stock compensation-type stock options			(19)		(25)
Net income attributable to common shareholders after assumed conversions	¥ 655,288		¥ 411,549		¥ 998,564
Shares:
Weighted average common shares outstanding	23,073,544		19,722,818		14,013,058
Effect of dilutive securities:
Convertible preferred stock	1,384,367	[1]	1,682,139	[1]	2,181,091	[1]
Stock compensation-type stock options	11,628		10,152		6,663
Weighted average common shares after assumed conversions	24,469,539		21,415,109		16,200,812
Amounts per common share:
Basic net income per common share	¥ 28.07		¥ 20.44		¥ 70.55
Diluted net income per common share	¥ 26.78		¥ 19.22		¥ 61.64

[1]	The number of the dilutive common shares is based on the applicable conversion prices.

Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current:
Domestic	¥ 22,103	¥ 6,951	¥ 10,975
Foreign	32,714	11,412	6,138
Total current tax expense	54,817	18,363	17,113
Deferred:
Domestic	(36,777)	174,667	(378,678)
Foreign	(4,162)	197	1,370
Total deferred tax expense	(40,939)	174,864	(377,308)
Income tax expense (benefit)	¥ 13,878	¥ 193,227	¥ (360,195)

Tax Effects of Items Recorded Directly in Shareholders' Equity (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 29,925		¥ (131,416)		¥ 361,234
Less: reclassification adjustments	18,249	[1]	(32,473)	[1]	(54,757)	[1]
Total	48,174		(163,889)		306,477
Pension liability adjustments:
Unrealized gains (losses)	2,367		(42,090)		9,051
Less: reclassification adjustments	8,992		6,206		14,481
Total	11,359		(35,884)		23,532
Total tax effect before allocation to noncontrolling interests	¥ 59,533		¥ (199,773)		¥ 330,009

[1]	The amounts for the fiscal years ended March 31, 2011 and 2012 are presented based on the balances of AOCI at the point of their realization into earnings. The amount for the fiscal year ended March 31, 2010, which was previously presented based on the beginning balance of AOCI, is presented in the same manner to conform to the current year presentation.

Reconciliation of Income Tax Expense at the Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income before income tax expense (benefit)	¥ 662,835		¥ 611,357	¥ 686,455
Effective statutory tax rate	40.69%		40.69%	40.69%
Income tax calculated at the statutory tax rate	269,708		248,761	279,319
Income not subject to tax	(18,295)		(17,334)	(23,207)
Expenses not deductible for tax purposes	1,469		1,517	1,496
Tax rate differentials of subsidiaries	(4,142)		3,288	650
Change in valuation allowance	(371,271)		(135,867)	(1,104,610)
Change in undistributed earnings of subsidiaries	(7,118)		10,724	10,384
Change in net operating loss carryforwards resulting from intercompany capital transactions	162		1,484	(1,400)
Expiration of net operating loss carryforwards	33,576		76,903	481,805
Business combination (Note 3)				(38,721)
Effect of enacted change in tax rates	107,011	[1]
Other	2,778		3,751	34,089
Income tax expense (benefit)	¥ 13,878		¥ 193,227	¥ (360,195)

[1]	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rates concerning MHFG's tax returns for the fiscal years ending March 31, 2013 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be reduced to 38.01% and 35.64%, respectively, from the previous rate of 40.69%. The decrease of the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

Reconciliation of Income Tax Expense at the Effective Statutory Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	40.69%	40.69%	40.69%
March 31, 2013 to 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	38.01%
March 31, 2016 and thereafter
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	35.64%

Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Investments	¥ 1,063,804	¥ 1,096,761
Allowance for loan losses	333,231	416,785
Trading account assets	58,598	92,192
Prepaid pension cost and accrued pension liabilities	11,559	71,690
Financial Stabilization Funds		11,729
Premises and equipment		6,757
Undistributed earnings of subsidiaries	1,193
Net operating loss carryforwards	1,476,045	1,790,354
Other	282,998	302,407
Deferred Tax Assets, Gross, Total	3,227,428	3,788,675
Valuation allowance	(1,952,899)	(2,478,130)
Deferred tax assets, net of valuation allowance	1,274,529	1,310,545
Deferred tax liabilities:
Available-for-sale securities	368,929	354,710
Derivative financial instruments	28,021	32,172
Premises and equipment	3,838
Undistributed earnings of subsidiaries		5,925
Other	52,863	76,121
Deferred tax liabilities	453,651	468,928
Net deferred tax assets	¥ 820,878	¥ 841,617

Income Taxes - Additional Information (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 4,042,000,000,000
Unrecognized tax benefits, interest and penalties	802,000,000	651,000,000	602,000,000
Unrecognized tax benefits	2,160,000,000	1,829,000,000	4,193,000,000	11,639,000,000
Unrecognized tax benefits that, if recognized, would affect the Group's effective tax rate	2,160,000,000	1,829,000,000	2,596,000,000
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 3,511,000,000,000

Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 4,042
One year or less
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,690
Fiscal Years Ending March 31, 2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
Fiscal Years Ending March 31, 2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5
After five years
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,331

Roll-Forward of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 1,829	¥ 4,193	¥ 11,639
Gross amount of increases related to positions taken during prior years	362	117	3,394
Gross amount of increases related to positions taken during the current year	244	20
Amount of decreases related to settlements	(227)	(2,218)	(10,306)
Foreign exchange translation	(48)	(283)	(534)
Total unrecognized tax benefits at end of fiscal year	¥ 2,160	¥ 1,829	¥ 4,193

Pension and Other Employee Benefit Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized for contributions to the plans	¥ 2,129,000,000	¥ 3,601,000,000	¥ 3,391,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefit over the next fiscal year	318,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	16,964,000,000
Pension plan, contribution expected to be paid during the next fiscal year	¥ 48,000,000,000

Net Periodic Benefit Cost of the Severance Indemnities and Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 27,734		¥ 27,761	¥ 27,342
Interest costs on projected benefit obligation	24,267		25,182	25,062
Expected return on plan assets	(28,234)		(40,209)	(15,120)
Amortization of prior service benefit	(318)		(319)	(318)
Amortization of net actuarial loss (gain)	25,595		15,532	36,483
Special termination benefits	14,115	[1]	4,222	4,387
Net periodic benefit cost	¥ 63,159		¥ 32,169	¥ 77,836

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.

Net Periodic Benefit Cost of the Severance Indemnities and Pension Plans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	¥ 14,115	[1]	¥ 4,222	¥ 4,387
Voluntary retirement scheme
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	¥ 9,828

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 25,401	¥ (130,169)
Amortization of net actuarial loss (gain)	25,595	15,532
Amortization of prior service benefit	(318)	(319)
Total recognized in other comprehensive income (loss) before-tax	¥ 50,678	¥ (114,956)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.73%	1.83%	1.93%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.83%	1.93%	1.93%
Expected rates of return on plan assets	2.27%	3.10%	1.49%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	2.33%	2.28%	2.13%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	2.28%	2.13%	1.93%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	6.46%	6.15%	6.12%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	6.15%	6.12%	6.27%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,328,316	[1]	¥ 1,306,349
Service cost	27,734		27,761		27,342
Interest cost	24,267		25,182		25,062
Plan participants' contributions	1,186		1,196
Actuarial loss (gain)	32,307		33,171
Foreign exchange translation	(364)		(1,112)
Benefits paid	(51,981)		(46,461)
Lump-sum payments	(17,751)		(17,770)
Benefit obligation at end of fiscal year	1,343,714	[1]	1,328,316	[1]	1,306,349
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,226,058		1,276,783
Actual return (negative return) on plan assets	85,935		(56,880)
Foreign exchange translation	(289)		(829)
Employer contributions	62,254		52,249
Plan participants' contributions	1,186		1,196
Benefits paid	(51,981)		(46,461)
Fair value of plan assets at end of fiscal year	1,323,163		1,226,058		1,276,783
Funded status	(20,551)		(102,258)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	6,509		134
Accrued pension liability	(27,060)		(102,392)
Net amount recognized	(20,551)		(102,258)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,661		1,979
Net actuarial gain (loss)	(356,978)		(407,974)
Net amount recognized	¥ (355,317)		¥ (405,995)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,301,798 million and ¥1,312,981 million, respectively, as of March 31, 2011 and 2012. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,312,981	¥ 1,301,798
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 87,935	¥ 1,327,682
Fair value of plan assets	60,831	1,225,290
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	84,752	1,301,163
Fair value of plan assets	¥ 60,831	¥ 1,225,290

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts (Detail)	12 Months Ended
Mar. 31, 2012
Asset category
General account of life insurance companies	14.00%
Total	100.00%
Japan
Asset category
Equity securities	16.00%
Debt securities	34.00%
Foreign
Asset category
Equity securities	16.00%
Debt securities	20.00%

Fair Value of Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,323,163		¥ 1,226,058		¥ 1,276,783
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	108,000	[1]	105,000	[1]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	58,000		68,000
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	601,000	[2]	533,000	[2]
Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	70,000	[3]	67,000	[3]
Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	41,000	[3]	40,000	[3]
Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	183,000		161,000
Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		8,000
Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	43,000		46,000
Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	77,000	[3]	71,000	[3]
Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	52,000	[3]	48,000	[3]
Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	65,000		65,000
Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,000		13,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	948,000		870,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	60,000	[4]	70,000	[4]
Level 1 | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	601,000	[2]	533,000	[2]
Level 1 | Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	183,000		161,000
Level 1 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	43,000		46,000
Level 1 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	61,000		60,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	374,000		355,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	108,000	[1]	105,000	[1]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(2,000)	[5]	(2,000)	[5]
Level 2 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	70,000	[3]	67,000	[3]
Level 2 | Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	41,000	[3]	40,000	[3]
Level 2 | Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		8,000
Level 2 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	77,000	[3]	71,000	[3]
Level 2 | Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	52,000	[3]	48,000	[3]
Level 2 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,000		5,000
Level 2 | Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,000		13,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,000		¥ 1,000

[1]	Investments in this class are measured at conversion value.
[2]	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.

Fair Value of Plan Assets, by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,323,163		¥ 1,226,058		¥ 1,276,783
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	601,000	[1]	533,000	[1]
Japan | Trust for Benefit of Employees | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 572,000		¥ 504,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.

Forecasted Benefit Payments Including Effect of Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 61,748
2014	64,591
2015	66,872
2016	68,812
2017	69,999
2018-2022	¥ 360,114

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of types of stock-based compensation plans	3
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20 years
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, weighted-average grant-date fair value	¥ 91,840	¥ 119,520	¥ 168,690
Stock-based compensation plan, compensation cost recognized in income	¥ 788	¥ 814	¥ 984
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value		¥ 70,030	¥ 110,000
Stock-based compensation plan, compensation cost recognized in income		181	192
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value		¥ 190,280	¥ 306,210
Stock-based compensation plan, compensation cost recognized in income		¥ 373	¥ 372

Summary of Stock-Based Compensation Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Number of shares
Outstanding at beginning of fiscal year	12,338,000
Granted during fiscal year	12,452,000
Exercised during fiscal year	5,295,000
Forfeited/canceled during fiscal year	4,000
Outstanding at end of fiscal year	19,491,000
Exercisable at end of fiscal year	534,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Exercisable at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	19.05
Exercisable at end of fiscal year	18.49
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 2,612
Exercisable at end of fiscal year	¥ 72
Mizuho Trust & Banking Company Limited
Number of shares
Outstanding at beginning of fiscal year	4,564,000
Exercised during fiscal year	1,518,000
Forfeited/canceled during fiscal year	3,046,000	[1]
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1	[1]
Mizuho Securities Company Limited
Number of shares
Outstanding at beginning of fiscal year	2,621,000
Exercised during fiscal year	1,104,000
Forfeited/canceled during fiscal year	1,517,000	[1]
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1	[1]

[1]	All outstanding stock acquisition rights were cancelled as the plan was abolished.

Assumptions to Estimate Fair Value of Stock Acquisition Rights on the Date of Grant Used in Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.15%	0.13%
Expected volatility	34.04%	59.55%
Expected remaining term (in years)	2.34	2
Expected dividend yield	5.66%	4.55%
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.15%
Expected volatility		47.67%
Expected remaining term (in years)		2
Expected dividend yield		1.37%
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.18%
Expected volatility		50.47%
Expected remaining term (in years)		3.27
Expected dividend yield		2.42%

Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Notional amount	¥ 982,845	[1]	¥ 946,922	[1]
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	886,354	[1]	854,186	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	83,984	[1]	79,757	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	4,796	[1]	3,242	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	6,984	[1]	8,934	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	727	[1]	803	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	15	[2]	1	[2]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	15	[2]	1	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	12,636	[2]	13,126	[2]
Fair value of derivative payables	12,274	[2]	12,281	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	9,789	[2]	9,964	[2]
Fair value of derivative payables	9,453	[2]	9,541	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	2,582	[2]	2,845	[2]
Fair value of derivative payables	2,559	[2]	2,464	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	145	[2]	154	[2]
Fair value of derivative payables	180	[2]	150	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	59	[2]	59	[2]
Fair value of derivative payables	36	[2]	39	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	61	[2]	104	[2]
Fair value of derivative payables	¥ 46	[2]	¥ 87	[2]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 822,358,000,000	¥ 529,967,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	366,928,000,000	322,960,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions	1,585,000,000,000	1,501,000,000,000
Collateral provided to counterparties in normal course of business	1,379,000,000,000	1,102,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered	¥ 206,000,000,000	¥ 399,000,000,000

Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (499)	¥ (1,191)	¥ 469
Gains (losses) recorded in income- Hedged items	428	996	(898)
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(71)	(195)	(429)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(214)	(1,191)	469
Gains (losses) recorded in income- Hedged items	150	996	(898)
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(64)	(195)	(429)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(285)
Gains (losses) recorded in income- Hedged items	278
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (7)

Gains and Losses Information Related to Net Investment Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 8,024	¥ 43,740	¥ (4,489)
Ineffective portion recorded in income	1,666	5,168
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	8,024	43,740	(4,489)
Ineffective portion recorded in income	¥ 1,666	¥ 5,168

Gains and Losses Information Related to Net Investment Hedges (Parenthetical) (Detail) (Financial instruments hedging foreign exchange risk, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss) reclassified to earnings	¥ 1,893	¥ (1,144)	¥ 0

Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 102,939		¥ 142,664		¥ 105,102
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	261,632	[1]	250,222	[1]	115,416	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(146,258)		(105,504)		111,845
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(7,143)	[1]	11,223	[1]	(22,841)	[1]
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(5,575)	[2]	(15,220)	[2]	(97,215)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 283		¥ 1,943		¥ (2,103)

[1]	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
[2]	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 102,939		¥ 142,664		¥ 105,102
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(5,575)	[1]	(15,220)	[1]	(97,215)	[1]
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (3,391)		¥ (8,207)		¥ (90,642)

[1]	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Credit Derivatives [Line Items]
Notional amount	¥ 3,375	¥ 4,444
Fair value		6
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	2,072	2,509
Fair value	(2)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	1,303	1,935
Fair value	2	6
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	3,651	4,520
Fair value	¥ 23	¥ 15

Maximum Potential Amount of Future Payment for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 3,375	¥ 4,444
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,422	1,212
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,896	3,024
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 57	¥ 208

Commitments and Contingencies - Additional Information (Detail)	12 Months Ended			1 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Jul. 31, 2012 Settlement of Litigation USD ($)	Mar. 31, 2012 Off-balance Sheet instruments JPY (¥)	Mar. 31, 2011 Off-balance Sheet instruments JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 17,000,000,000	¥ 15,000,000,000
Allowance for losses on off-balance-sheet instruments					112,000,000,000	112,000,000,000
Total rental expense	101,003,000,000	102,455,000,000	106,177,000,000
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5 years
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10 years
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the original contracts	214,690,000,000
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the current contracts	215,210,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum lease payments	29,879,000,000	39,421,000,000	54,735,000,000
Payment in penalties, disgorgement and prejudgment interest for litigation settlement				$ 127,500,000

Maximum Exposure or Notional Amounts Under Guarantee Contracts (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,253	¥ 3,001
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,681	1,580
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	502	539
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	73	10
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	997	872
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	184	249
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,313	8,144
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	28,620	30,567
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	978	886
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	173	136
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	32	4
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	695	602
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,132	7,982
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	13,546	11,386
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	536	559
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	41	53
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	41	6
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	218	192
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	140	181
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	67	51
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	12,446	16,048
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	167	135
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	288	350
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	84	78
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	44	68
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	114	111
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,628	¥ 3,133

Maximum Potential Amount of Future Payments of Performance Guarantees, Guarantees on Loans, Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,253		¥ 3,001
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,125	[1]	1,760	[1]
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,128		¥ 1,241

[1]	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Contractual Amounts With Regard to Undrawn Commitments (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 52,974		¥ 50,901
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	52,438	[1]	50,436	[1]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 536		¥ 465

[1]	Commitments to extend credit include commitments to invest in securities.

Future Minimum Rental Commitments for Noncancelable Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Capitalized leases
2013	¥ 5,601
2014	4,336
2015	3,432
2016	2,847
2017	2,129
2018 and thereafter	3,891
Total minimum lease payments	22,236
Amount representing interest	1,385
Present value of minimum lease payments	20,851
Operating leases
2013	42,086
2014	30,365
2015	12,663
2016	8,480
2017	7,470
2018 and thereafter	20,633
Total minimum lease payments	¥ 121,697

Noncontrolling Interests in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2012 Mizuho Trust & Banking Company Limited	Mar. 31, 2012 Mizuho Securities Company Limited	Mar. 31, 2012 Mizuho Investors Securities Company Limited	Mar. 31, 2012 The Norinchukin Bank
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	59.22%
Voting equity interests in subsidiaries		30.15%	40.80%	46.02%
Voting interest transferred					5.34%

Consolidated Assets of the Group's Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs (Detail) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 3,737	¥ 3,550
Significant unconsolidated VIEs- Total assets	3,037	2,521
Significant unconsolidated VIEs- Maximum exposure to loss	367	310
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,129	2,085
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	426	511
Significant unconsolidated VIEs- Total assets	582	680
Significant unconsolidated VIEs- Maximum exposure to loss	33	44
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	74	94
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	989	684
Significant unconsolidated VIEs- Total assets	2,455	1,841
Significant unconsolidated VIEs- Maximum exposure to loss	334	266
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 119	¥ 176

Carrying Amount and Classification of Assets and Liabilities on the MHFG Group's Balance Sheets that Relate to its Variable Interests in the Significant Unconsolidated VIEs (Detail) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 30,945,553,000,000	¥ 28,105,899,000,000
Loans	65,306,370,000,000	63,955,284,000,000
Total	166,361,633,000,000	161,985,670,000,000	158,351,500,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities	16,977,390,000,000	16,696,406,000,000
Payables under securities lending transactions	7,840,571,000,000	5,607,534,000,000
Total	161,714,609,000,000	157,950,314,000,000
Maximum exposure to loss	367,000,000,000	310,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	46,000,000,000	72,000,000,000
Investments	202,000,000,000	201,000,000,000
Loans	120,000,000,000	59,000,000,000
Total	368,000,000,000	332,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities	0	1,000,000,000
Payables under securities lending transactions	15,000,000,000	23,000,000,000
Total	15,000,000,000	24,000,000,000
Maximum exposure to loss	¥ 367,000,000,000	¥ 310,000,000,000

Variable Interest Entities and Securitizations - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 132	¥ 121
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 60	¥ 70

Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 116,567	¥ 125,534	¥ 115,239
Remittance business	105,015	105,314	105,366
Deposits, debentures and lending business	97,509	95,209	94,547
Trust fees	45,990	47,201	49,101
Fees for other customer services	210,332	208,842	222,155
Total	¥ 575,413	¥ 582,100	¥ 586,408

Net Trading Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 333,315		¥ 206,016		¥ 421,593
Foreign exchange gains (losses)-net	98,054	[1]	55,998	[1]	(1,311)	[1]
Net trading gains (losses)	431,369		262,014		420,282
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	227,056		55,339		226,278
Derivative contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 106,259		¥ 150,677		¥ 195,315

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments.

Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Assets:
Other investments	¥ 190		¥ 286
Total assets at fair value	72,395	[1]	66,940	[1]
Liabilities:
Trading securities sold, not yet purchased	4,688		4,415
Long-term debt	461	[2]	441	[2]
Total liabilities at fair value	17,438		17,138
Interest rate contracts
Assets:
Assets, derivatives	9,789		9,964
Liabilities:
Liabilities, derivatives	9,453		9,541
Foreign exchange contracts
Assets:
Assets, derivatives	2,582		2,845
Liabilities:
Liabilities, derivatives	2,574		2,465
Equity-related contracts
Assets:
Assets, derivatives	145		154
Liabilities:
Liabilities, derivatives	180		150
Credit-related contracts
Assets:
Assets, derivatives	59		59
Liabilities:
Liabilities, derivatives	36		39
Other contracts
Assets:
Assets, derivatives	61		104
Liabilities:
Liabilities, derivatives	46		87
Japanese government bonds
Assets:
Assets, trading securities	6,055	[3]	4,962	[3]
Available-for-sale securities	32,647		29,213
Japanese local gov't bonds
Assets:
Assets, trading securities	91	[3]	162	[3]
Available-for-sale securities	273		230
U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	4,595	[3]	2,812	[3]
Available-for-sale securities	101		128
Other foreign gov't bonds
Assets:
Assets, trading securities	1,390	[3]	1,250	[3]
Available-for-sale securities	445		291
Agency mortgage-backed securities
Assets:
Assets, trading securities	2,166	[3]	1,305	[3]
Available-for-sale securities	980		765
Residential mortgage-backed securities
Assets:
Assets, trading securities	159	[3]	207	[3]
Available-for-sale securities	571		760
Commercial mortgage-backed securities
Assets:
Assets, trading securities	28	[3]	51	[3]
Available-for-sale securities	330		486
Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,578		3,197
Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	542		646
Equity securities
Assets:
Assets, trading securities	1,091	[3]	1,170	[3]
Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,041	[3]	1,253	[3]
Corporate bonds and other
Assets:
Assets, trading securities	1,694	[3]	1,807	[3]
Equity securities (marketable)
Assets:
Available-for-sale securities	2,792		2,833
Level 1
Assets:
Other investments	1		26
Total assets at fair value	48,587	[1]	41,281	[1]
Liabilities:
Trading securities sold, not yet purchased	4,610		4,254
Total liabilities at fair value	4,662		4,283
Level 1 | Interest rate contracts
Assets:
Assets, derivatives	8		3
Liabilities:
Liabilities, derivatives	5		1
Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives	2		2
Liabilities:
Liabilities, derivatives	1		2
Level 1 | Equity-related contracts
Assets:
Assets, derivatives	27		20
Liabilities:
Liabilities, derivatives	46		25
Level 1 | Other contracts
Liabilities:
Liabilities, derivatives			1
Level 1 | Japanese government bonds
Assets:
Assets, trading securities	6,017	[3]	4,834	[3]
Available-for-sale securities	31,066		27,605
Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	4,425	[3]	2,731	[3]
Available-for-sale securities	101		128
Level 1 | Other foreign gov't bonds
Assets:
Assets, trading securities	1,273	[3]	1,140	[3]
Available-for-sale securities	279		196
Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	1,894	[3]	880	[3]
Available-for-sale securities	150		83
Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	12		34
Level 1 | Equity securities
Assets:
Assets, trading securities	553	[3]	714	[3]
Level 1 | Corporate bonds and other
Assets:
Assets, trading securities	119	[3]	144	[3]
Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	2,660		2,741
Level 2
Assets:
Total assets at fair value	21,630	[1]	22,851	[1]
Liabilities:
Trading securities sold, not yet purchased	78		161
Long-term debt	1	[2]	1	[2]
Total liabilities at fair value	12,176		12,211
Level 2 | Interest rate contracts
Assets:
Assets, derivatives	9,751		9,946
Liabilities:
Liabilities, derivatives	9,408		9,505
Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives	2,507		2,769
Liabilities:
Liabilities, derivatives	2,537		2,422
Level 2 | Equity-related contracts
Assets:
Assets, derivatives	80		68
Liabilities:
Liabilities, derivatives	118		88
Level 2 | Credit-related contracts
Assets:
Assets, derivatives	34		27
Liabilities:
Liabilities, derivatives	34		32
Level 2 | Other contracts
Liabilities:
Liabilities, derivatives			2
Level 2 | Japanese government bonds
Assets:
Assets, trading securities	38	[3]	128	[3]
Available-for-sale securities	1,581		1,608
Level 2 | Japanese local gov't bonds
Assets:
Assets, trading securities	91	[3]	162	[3]
Available-for-sale securities	273		230
Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	170	[3]	81	[3]
Level 2 | Other foreign gov't bonds
Assets:
Assets, trading securities	117	[3]	109	[3]
Available-for-sale securities	166		95
Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	272	[3]	425	[3]
Available-for-sale securities	830		682
Level 2 | Residential mortgage-backed securities
Assets:
Assets, trading securities			1	[3]
Available-for-sale securities	223		331
Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	2	[3]	1	[3]
Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,352		2,908
Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	294		364
Level 2 | Equity securities
Assets:
Assets, trading securities	456	[3]	360	[3]
Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,041	[3]	1,253	[3]
Level 2 | Corporate bonds and other
Assets:
Assets, trading securities	1,220	[3]	1,211	[3]
Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	132		92
Level 3
Assets:
Other investments	189		260
Total assets at fair value	2,178	[1]	2,808	[1]
Liabilities:
Long-term debt	460	[2]	440	[2]
Total liabilities at fair value	600		644
Level 3 | Interest rate contracts
Assets:
Assets, derivatives	30		15
Liabilities:
Liabilities, derivatives	40		35
Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives	73		74
Liabilities:
Liabilities, derivatives	36		41
Level 3 | Equity-related contracts
Assets:
Assets, derivatives	38		66
Liabilities:
Liabilities, derivatives	16		37
Level 3 | Credit-related contracts
Assets:
Assets, derivatives	25		32
Liabilities:
Liabilities, derivatives	2		7
Level 3 | Other contracts
Assets:
Assets, derivatives	61		104
Liabilities:
Liabilities, derivatives	46		84
Level 3 | Other foreign gov't bonds
Assets:
Assets, trading securities			1	[3]
Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	159	[3]	206	[3]
Available-for-sale securities	348		429
Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	26	[3]	50	[3]
Available-for-sale securities	330		486
Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	226		289
Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	236		248
Level 3 | Equity securities
Assets:
Assets, trading securities	82	[3]	96	[3]
Level 3 | Corporate bonds and other
Assets:
Assets, trading securities	¥ 355	[3]	¥ 452	[3]

[1]	Amounts include the investments measured at NAV per share at March 31, 2011 and 2012, of ¥542 billion and ¥631 billion, respectively, of which ¥482 billion and ¥581 billion, respectively, are classified in Level 2, and ¥60 billion and ¥50 billion, respectively, are classified in Level 3.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.

Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Parenthetical) (Detail) (JPY ¥)
In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 631	¥ 542
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	581	482
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 50	¥ 60

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 440
Net realized/unrealized gains (losses)	(9)	[1]
Ending Balance	460
Change in unrealized gains (losses) still held	(6)	[2]
Purchases
Sales
Issuances	80
Settlements	(69)
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			350
Net realized/unrealized gains (losses)			8	[1]
Transfers in and/or out of Level 3			1
Purchases, sales, issuances and settlements			97	[3]
Ending Balance			440
Change in unrealized gains (losses) still held			7	[2]
Trading securities | Other foreign gov't bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1		2
Purchase, Sales, Issuances, Settlements			(1)	[3]
Sales	(1)
Issuances
Ending Balance			1
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	206		200
Net realized/unrealized gains (losses)	(10)	[4]	(8)	[4]
Purchase, Sales, Issuances, Settlements			14	[3]
Purchases	1
Sales	(3)
Issuances
Settlements	(35)
Ending Balance	159		206
Change in unrealized gains (losses) still held	(8)	[2]	3	[2]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	50		63
Net realized/unrealized gains (losses)	(3)	[4]	(4)	[4]
Purchase, Sales, Issuances, Settlements			(9)	[3]
Purchases	2
Sales	(4)
Issuances
Settlements	(19)
Ending Balance	26		50
Change in unrealized gains (losses) still held	(4)	[2]	(1)	[2]
Trading securities | Corporate bonds and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	452		569
Net realized/unrealized gains (losses)	(14)	[4]	(21)	[4]
Transfers in and/or out of Level 3	13		22
Purchase, Sales, Issuances, Settlements			(118)	[3]
Purchases	579
Sales	(510)
Issuances
Settlements	(165)
Ending Balance	355		452
Change in unrealized gains (losses) still held	(19)	[2]	(10)	[2]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	96		86
Net realized/unrealized gains (losses)	(6)	[4]	4	[4]
Transfers in and/or out of Level 3	(2)		20
Purchase, Sales, Issuances, Settlements			(14)	[3]
Purchases	18
Sales	(24)
Issuances
Ending Balance	82		96
Change in unrealized gains (losses) still held	(4)	[2]	2	[2]
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(20)	[5]	(17)	[5]
Net realized/unrealized gains (losses)	6	[4],[5]	(5)	[4],[5]
Purchase, Sales, Issuances, Settlements			2	[3],[5]
Issuances
Settlements	4	[5]
Ending Balance	(10)	[5]	(20)	[5]
Change in unrealized gains (losses) still held	9	[2],[5]	(6)	[2],[5]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	33	[5]
Net realized/unrealized gains (losses)	7	[4],[5]	32	[4],[5]
Purchase, Sales, Issuances, Settlements			1	[3],[5]
Issuances
Settlements	(3)	[5]
Ending Balance	37	[5]	33	[5]
Change in unrealized gains (losses) still held	6	[2],[5]	30	[2],[5]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	29	[5]	38	[5]
Net realized/unrealized gains (losses)	(9)	[4],[5]	(10)	[4],[5]
Purchase, Sales, Issuances, Settlements			1	[3],[5]
Issuances
Settlements	2	[5]
Ending Balance	22	[5]	29	[5]
Change in unrealized gains (losses) still held	(5)	[2],[5]	(6)	[2],[5]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	25	[5]	17	[5]
Net realized/unrealized gains (losses)	(2)	[4],[5]	(23)	[4],[5]
Transfers in and/or out of Level 3			(1)	[5]
Purchase, Sales, Issuances, Settlements			32	[3],[5]
Issuances
Ending Balance	23	[5]	25	[5]
Change in unrealized gains (losses) still held	1	[2],[5]	(9)	[2],[5]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	20	[5]	21	[5]
Net realized/unrealized gains (losses)	1	[4],[5]	6	[4],[5]
Purchase, Sales, Issuances, Settlements			(7)	[3],[5]
Issuances
Settlements	(6)	[5]
Ending Balance	15	[5]	20	[5]
Change in unrealized gains (losses) still held	(3)	[2],[5]	2	[2],[5]
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	429		573
Net realized/unrealized gains (losses)			1	[6]
Purchase, Sales, Issuances, Settlements			(145)	[3]
Purchases	31
Sales	(9)
Issuances
Settlements	(103)
Ending Balance	348		429
Change in unrealized gains (losses) still held	(2)	[2]	(2)	[2]
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	486		650
Net realized/unrealized gains (losses)	11	[6]	(10)	[6]
Purchase, Sales, Issuances, Settlements			(154)	[3]
Purchases	36
Sales	(115)
Issuances
Settlements	(88)
Ending Balance	330		486
Change in unrealized gains (losses) still held	(5)	[2]	(10)	[2]
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	289		522
Net realized/unrealized gains (losses)	(2)	[6]	2	[6]
Transfers in and/or out of Level 3			(35)
Purchase, Sales, Issuances, Settlements			(200)	[3]
Purchases	61
Sales	(2)
Issuances
Settlements	(120)
Ending Balance	226		289
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	248		357
Net realized/unrealized gains (losses)			(3)	[6]
Transfers in and/or out of Level 3			(13)
Purchase, Sales, Issuances, Settlements			(93)	[3]
Purchases	72
Issuances
Settlements	(84)
Ending Balance	236		248
Available-for-sale securities | Equity securities (marketable)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			3
Net realized/unrealized gains (losses)			(1)	[6]
Purchase, Sales, Issuances, Settlements			(2)	[3]
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	260		96
Net realized/unrealized gains (losses)	(6)	[7]	(3)	[7]
Transfers in and/or out of Level 3	(1)		(16)
Purchase, Sales, Issuances, Settlements			183	[3]
Purchases	7
Sales	(8)
Issuances
Settlements	(63)
Ending Balance	189		260
Change in unrealized gains (losses) still held	¥ (8)	[2]

[1]	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2011 and 2012.
[3]	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.
[4]	Realized and unrealized gains (losses) are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
[6]	Realized gains (losses) are reported in Investment gains (losses)-net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
[7]	Realized and unrealized gains (losses) are reported in Investment gains (losses)-net.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (Adoption of new accounting pronouncement effect, JPY ¥)
In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Adoption of new accounting pronouncement effect
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Adoption of new accounting pronouncement effect on Level 3 assets	¥ 170

Fair Value Hierarchy for Assets and Liabilities Measured on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Loans	¥ 188	¥ 276
Loans held-for-sale	3	5
Other investments	17	23
Goodwill		6
Total assets at fair value	208	310
Liabilities:
Other liabilities	1
Total liabilities at fair value	1
Level 1
Assets:
Other investments	5	5
Total assets at fair value	5	5
Level 2
Assets:
Loans held-for-sale	2	4
Total assets at fair value	2	4
Level 3
Assets:
Loans	188	276
Loans held-for-sale	1	1
Other investments	12	18
Goodwill		6
Total assets at fair value	201	301
Liabilities:
Other liabilities	1
Total liabilities at fair value	1
Aggregate cost
Assets:
Loans	282	408
Loans held-for-sale	6	6
Other investments	21	26
Premises and equipment-net	4
Goodwill	6	15
Total assets at fair value	¥ 319	¥ 455

Fair Value - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair values are not readily determinable	¥ 561	¥ 495
consolidated VIEs
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	12	12
Structured notes
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	39	48
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (7)	¥ 8

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding the Financial Instruments Outside the Scope of ASC 825 (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 21,141	¥ 24,516
Trading securities	18,310	14,979
Investments	43,251	40,037
Loans, net of allowance for loan losses	65,275	63,918
Other financial assets	2,901	2,653
Derivative financial instruments	12,636	13,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	35,014
Interest-bearing deposits	79,266	76,403
Debentures		741
Trading securities sold, not yet purchased	4,688	4,415
Due to trust accounts	560	629
Commercial paper and other short-term borrowings	13,950	15,151
Long-term debt	8,441	8,930
Other financial liabilities	4,635	4,084
Derivative financial instruments	12,289	12,282
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	21,141	24,516
Trading securities	18,310	14,979
Investments	43,266	40,043
Loans, net of allowance for loan losses	65,597	64,330
Other financial assets	2,901	2,653
Derivative financial instruments	12,636	13,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	37,652	35,014
Interest-bearing deposits	79,209	76,354
Debentures		735
Trading securities sold, not yet purchased	4,688	4,415
Due to trust accounts	560	629
Commercial paper and other short-term borrowings	13,946	15,151
Long-term debt	8,785	9,318
Other financial liabilities	4,635	4,084
Derivative financial instruments	¥ 12,289	¥ 12,282

Information for Reportable Segments (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Gross profits:
Net interest income (expense)	¥ 1,088.3	¥ 1,109.5	¥ 1,151.7
Net noninterest income	914.8	915.8	844.9
Total	2,003.1	2,025.3	1,996.6
General and administrative expenses	1,206.3	1,194.3	1,213.2
Others	(77.7)	(89.3)	(80.8)
Net business profits (losses)	719.1	741.7	702.6
Others
Gross profits:
Net interest income (expense)	(7.3)	(5.4)	(6.7)
Net noninterest income	28.4	11.5	5.7
Total	21.1	6.1	(1)
General and administrative expenses	15.3	0.2	(11.1)
Others	(9.7)	(14.6)	(64.2)
Net business profits (losses)	(3.9)	(8.7)	(54.1)
Global Corporate Group
Gross profits:
Net interest income (expense)	468.3	457	470.6
Net noninterest income	449.4	483.5	449.9
Total	917.7	940.5	920.5
General and administrative expenses	465.4	471.3	478.1
Others	(52.1)	(56.7)	(11.8)
Net business profits (losses)	400.2	412.5	430.6
Global Corporate Group | Mizuho Corporate Bank Limited
Gross profits:
Net interest income (expense)	395	395.8	444.8
Net noninterest income	286.8	282.5	197.5
Total	681.8	678.3	642.3
General and administrative expenses	244.9	235	246.9
Net business profits (losses)	436.9	443.3	395.4
Global Corporate Group | Mizuho Corporate Bank Limited | Domestic
Gross profits:
Net interest income (expense)	166.6	176	175
Net noninterest income	119.8	115.2	110.7
Total	286.4	291.2	285.7
General and administrative expenses	89.8	88.8	97.5
Net business profits (losses)	196.6	202.4	188.2
Global Corporate Group | Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income (expense)	96.8	86.3	85.8
Net noninterest income	61.6	56.9	31.7
Total	158.4	143.2	117.5
General and administrative expenses	62	62.1	54.4
Net business profits (losses)	96.4	81.1	63.1
Global Corporate Group | Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	131.6	133.5	184
Net noninterest income	105.4	110.4	55.1
Total	237	243.9	239.1
General and administrative expenses	93.1	84.1	95
Net business profits (losses)	143.9	159.8	144.1
Global Corporate Group | Mizuho Securities Company Limited
Gross profits:
Net interest income (expense)	(4.1)	(9.2)	(10.7)
Net noninterest income	120.5	158.9	188.5
Total	116.4	149.7	177.8
General and administrative expenses	144.8	160.9	153.4
Net business profits (losses)	(28.4)	(11.2)	24.4
Global Corporate Group | Others
Gross profits:
Net interest income (expense)	77.4	70.4	36.5
Net noninterest income	42.1	42.1	63.9
Total	119.5	112.5	100.4
General and administrative expenses	75.7	75.4	77.8
Others	(52.1)	(56.7)	(11.8)
Net business profits (losses)	(8.3)	(19.6)	10.8
Global Retail Group
Gross profits:
Net interest income (expense)	583.9	614.5	641.6
Net noninterest income	305.8	294.8	258.8
Total	889.7	909.3	900.4
General and administrative expenses	608.5	605.3	617.7
Others	(14)	(15.9)	(2)
Net business profits (losses)	267.2	288.1	280.7
Global Retail Group | Others
Gross profits:
Net interest income (expense)	37.8	42.1	28.3
Net noninterest income	8.6	7.5	5.7
Total	46.4	49.6	34
General and administrative expenses	11.2	9.5	7.3
Others	(14)	(15.9)	(2)
Net business profits (losses)	21.2	24.2	24.7
Global Retail Group | Mizuho Bank Limited
Gross profits:
Net interest income (expense)	545.4	571.8	612.9
Net noninterest income	253.3	237.5	205.9
Total	798.7	809.3	818.8
General and administrative expenses	556.4	554.8	570.4
Net business profits (losses)	242.3	254.5	248.4
Global Retail Group | Mizuho Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	51.6	56.7	83
Net noninterest income	92	78	54.4
Total	143.6	134.7	137.4
General and administrative expenses	91.7	93.4	95.7
Net business profits (losses)	51.9	41.3	41.7
Global Retail Group | Mizuho Bank Limited | Retail banking
Gross profits:
Net interest income (expense)	239.2	248.2	263.5
Net noninterest income	39.7	34.6	25
Total	278.9	282.8	288.5
General and administrative expenses	243	237.7	245.8
Net business profits (losses)	35.9	45.1	42.7
Global Retail Group | Mizuho Bank Limited | Corporate banking
Gross profits:
Net interest income (expense)	254.6	266.9	266.4
Net noninterest income	121.6	124.9	126.5
Total	376.2	391.8	392.9
General and administrative expenses	221.7	223.7	228.9
Net business profits (losses)	154.5	168.1	164
Global Retail Group | Mizuho Investors Securities Company Limited
Gross profits:
Net interest income (expense)	0.7	0.6	0.4
Net noninterest income	43.9	49.8	47.2
Total	44.6	50.4	47.6
General and administrative expenses	40.9	41	40
Net business profits (losses)	3.7	9.4	7.6
Global Asset & Wealth Management Group
Gross profits:
Net interest income (expense)	43.4	43.4	46.2
Net noninterest income	131.2	126	130.5
Total	174.6	169.4	176.7
General and administrative expenses	117.1	117.5	128.5
Others	(1.9)	(2.1)	(2.8)
Net business profits (losses)	55.6	49.8	45.4
Global Asset & Wealth Management Group | Others
Gross profits:
Net interest income (expense)	0.7	0.9	1.3
Net noninterest income	46.9	45	43.4
Total	47.6	45.9	44.7
General and administrative expenses	39.1	38.5	38.6
Others	(1.9)	(2.1)	(2.8)
Net business profits (losses)	6.6	5.3	3.3
Global Asset & Wealth Management Group | Mizuho Trust & Banking Company Limited
Gross profits:
Net interest income (expense)	42.7	42.5	44.9
Net noninterest income	84.3	81	87.1
Total	127	123.5	132
General and administrative expenses	78	79	89.9
Net business profits (losses)	¥ 49	¥ 44.5	¥ 42.1

Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Detail) (JPY ¥)
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 719,100,000,000		¥ 741,700,000,000		¥ 702,600,000,000
U.S. GAAP adjustments	87,200,000,000		(98,400,000,000)		144,100,000,000
(Provision) credit for loan losses	23,044,000,000		(647,000,000)		(222,102,000,000)
Net gains (losses) related to equity investments	(90,500,000,000)		2,200,000,000		34,100,000,000
Non-recurring personnel expense	(39,300,000,000)		(22,800,000,000)		(43,900,000,000)
Gains on disposal of premises and equipment	19,924,000,000		13,537,000,000		27,543,000,000
(Provision) credit for losses on off-balance-sheet instruments	1,203,000,000		(4,443,000,000)		24,107,000,000
Others-net	(57,800,000,000)	[1]	(19,800,000,000)	[1]	20,000,000,000	[1]
Income before income tax expense (benefit)	¥ 662,835,000,000		¥ 611,357,000,000		¥ 686,455,000,000

[1]	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a loss of ¥90.6 billion, ¥8.2 billion and ¥3.4 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 23 "Derivative financial instruments" and Note 3 "Business combination" for further information.

Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited	Mar. 31, 2012 Credit-related contracts		Mar. 31, 2011 Credit-related contracts		Mar. 31, 2010 Credit-related contracts		Mar. 31, 2012 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2011 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2010 Credit-related contracts Loans related to credit derivatives
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) recorded in income	¥ 102,939	¥ 142,664	¥ 105,102			¥ (5,575)	[1]	¥ (15,220)	[1]	¥ (97,215)	[1]	¥ (3,391)	¥ (8,207)	¥ (90,642)
Gains (losses) recorded in income				¥ 106,310	¥ 106,310

[1]	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	¥ 2,527,200	[1]	¥ 2,496,700	[1]	¥ 2,963,100	[1]
Total expenses	1,864,400	[2]	1,885,300	[2]	2,276,600	[2]
Income before income tax expense	662,835		611,357		686,455
Net income	648,957		418,130		1,046,650
Total assets at end of fiscal year	166,361,633		161,985,670		158,351,500
Japan
Segment Reporting Information [Line Items]
Total revenue	1,965,700	[1]	1,943,100	[1]	2,324,300	[1]
Total expenses	1,561,200	[2]	1,627,800	[2]	1,907,600	[2]
Income before income tax expense	404,500		315,300		416,700
Net income	419,200		133,700		784,500
Total assets at end of fiscal year	124,443,600		125,412,600		121,555,800
Americas
Segment Reporting Information [Line Items]
Total revenue	251,300	[1]	281,600	[1]	284,500	[1]
Total expenses	104,000	[2]	111,600	[2]	134,800	[2]
Income before income tax expense	147,300		170,000		149,700
Net income	131,200		165,800		149,200
Total assets at end of fiscal year	25,368,900		21,795,400		21,951,500
Europe
Segment Reporting Information [Line Items]
Total revenue	132,000	[1]	128,000	[1]	229,600	[1]
Total expenses	102,900	[2]	69,500	[2]	163,000	[2]
Income before income tax expense	29,100		58,500		66,600
Net income	28,100		57,500		65,500
Total assets at end of fiscal year	8,868,500		8,521,600		10,178,700
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	178,200	[1]	144,000	[1]	124,700	[1]
Total expenses	96,300	[2]	76,400	[2]	71,200	[2]
Income before income tax expense	81,900		67,600		53,500
Net income	70,500		61,100		47,500
Total assets at end of fiscal year	¥ 7,680,600		¥ 6,256,100		¥ 4,665,500

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Condensed Balance Sheets, Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Assets:
Cash and due from banks	¥ 1,216,627	¥ 1,884,531	¥ 3,399,459	¥ 2,732,912
Interest-bearing deposits in other banks	6,146,850	8,239,661
Other	2,583,915	2,341,549
Total	166,361,633	161,985,670	158,351,500
Liabilities and shareholders' equity:
Long-term debt	8,461,818	8,953,496
Other liabilities	4,544,762	4,078,889
Shareholders' equity	4,470,766	3,673,487
Total	166,361,633	161,985,670
Parent Company
Assets:
Cash and due from banks	167	155	142	148
Interest-bearing deposits in other banks	14,286	16,336
Investments in subsidiaries and affiliated companies	5,817,075	4,959,426
Other	79,328	79,845
Total	5,910,856	5,055,762
Liabilities and shareholders' equity:
Short-term borrowings	1,181,070	1,121,575
Long-term debt	240,000	240,000
Other liabilities	19,020	20,700
Shareholders' equity	4,470,766	3,673,487
Total	¥ 5,910,856	¥ 5,055,762

Condensed Statements of Income, Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Income:
Total	¥ 2,527,200	[1]	¥ 2,496,700	[1]	¥ 2,963,100	[1]
Expenses:
Interest expense	415,959		448,857		528,159
Income tax expense (benefit)	13,878		193,227		(360,195)
Net income	656,389		412,669		999,689
Parent Company
Income:
Dividends from subsidiaries	7,955		16,544		3,847
Management fees from subsidiaries	29,747		29,879		29,945
Other income	12,643		22,157		7,981
Total	50,345		68,580		41,773
Expenses:
Operating expenses	21,260		19,674		19,808
Interest expense	16,383		16,165		13,918
Other expense	1,431		4,471		4,750
Total	39,074		40,310		38,476
Equity in undistributed net income of subsidiaries	645,308		384,463		996,309
Income before income tax expense (benefit)	656,579		412,733		999,606
Income tax expense (benefit)	190		64		(83)
Net income	¥ 656,389		¥ 412,669		¥ 999,689

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.

Condensed Statements of Cash Flows, Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income	¥ 656,389	¥ 412,669	¥ 999,689
Net cash provided by (used in) operating activities	(1,789,431)	951,812	(1,013,952)
Cash flows from investing activities:
Net cash used in investing activities	(1,842,893)	(10,470,684)	(2,423,762)
Cash flows from financing activities:
Net change in short-term borrowings	(1,261,955)	6,131,912	(6,527)
Proceeds from issuance of long-term debt	1,052,849	1,167,647	1,582,902
Proceeds from issuance of common stock	5	757,790	533,794
Purchases of treasury stock	(2,560)	(3)	(5)
Dividends paid	(215,902)	(133,925)	(130,297)
Net cash provided by (used in) financing activities	2,965,844	8,019,850	4,104,842
Net increase (decrease) in cash and due from banks	(667,904)	(1,514,928)	666,547
Cash and due from banks at beginning of fiscal year	1,884,531	3,399,459	2,732,912
Cash and due from banks at end of fiscal year	1,216,627	1,884,531	3,399,459
Parent Company
Cash flows from operating activities:
Net income	656,389	412,669	999,689
Adjustments and other	(644,977)	(396,510)	(908,244)
Net cash provided by (used in) operating activities	11,412	16,159	91,445
Cash flows from investing activities:
Payments for purchases of securities of subsidiaries	(212)	(751,620)	(846,587)
Net change in other investing activities	80	(43,582)	15,755
Net cash used in investing activities	(132)	(795,202)	(830,832)
Cash flows from financing activities:
Net change in short-term borrowings	60,000	161,265	100,000
Proceeds from issuance of long-term debt			240,000
Proceeds from issuance of common stock	146,499	751,620	529,200
Purchases of treasury stock	(2,560)	(3)	(5)
Dividends paid	(215,937)	(134,644)	(130,802)
Net change in other financing activities	730	818	988
Net cash provided by (used in) financing activities	(11,268)	779,056	739,381
Net increase (decrease) in cash and due from banks	12	13	(6)
Cash and due from banks at beginning of fiscal year	155	142	148
Cash and due from banks at end of fiscal year	¥ 167	¥ 155	¥ 142

Subsequent Events - Additional Information (Detail) (Business Combination)	1 Months Ended
	May 31, 2012	May 30, 2012 Mizuho Investors Securities Company Limited	May 15, 2012 Mizuho Investors Securities Company Limited
Subsequent Event [Line Items]
MHFG Group's percent of owned subsidiary	94.66%
Merger ratio			0.35
Number of shares to be issued by MHSC in connection with Merger		430,789,690

Details of Redeemed Preferred Securities (Detail) (Securities Subject to Mandatory Redemption, JPY ¥) In Millions, unless otherwise specified	1 Months Ended
May 31, 2012
Securities Subject to Mandatory Redemption
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 171,000
Reason for the redemption	Arrival of optional redemption date